Fidelity®

Asset Manager: AggressiveSM

Semiannual Report

March 31, 2001

(2_fidelity_logos)(Registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Despite the Federal Reserve Board's third interest rate cut of 2001, equities continued to slump through the end of March, as the correction that began in the technology and telecommunications sectors spread to other segments of the market. The S&P 500® suffered its worst quarterly loss since the third quarter of 1990. Investment-grade bonds were a welcome sanctuary from the turbulence; corporate bonds in particular had a strong quarter.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Fidelity Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Fidelity® Asset Manager: Income®, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Period ended March 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity ® Asset Manager: Aggressive SM	-22.39%	-20.83%	19.65%
Fidelity Asset Manager: Aggressive Composite	-15.14%	-17.12%	-4.26%
S&P 500 ®	-18.75%	-21.68%	-7.55%
LB Aggregate Bond	7.37%	12.53%	14.28%
Flexible Portfolio Funds Average	-9.90%	-10.08%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 24, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager: Aggressive Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index and the Lehman Brothers Aggregate Bond Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 251 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Life of fund
Fidelity Asset Manager: Aggressive	-20.83%	12.55%
Fidelity Asset Manager: Aggressive Composite	-17.12%	-2.83%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager: AggressiveSM on September 24, 1999, when the fund started. As the chart shows, by March 31, 2001, the value of the investment would have grown to $11,965 - a 19.65% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have been $9,245 - a 7.55% decrease. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $11,428 - a 14.28% increase. You can also look at how the Fidelity Asset Manager: Aggressive Composite Index did over the same period. The composite index combines the total returns of the S&P 500 Index, and the Lehman Brothers Aggregate Bond Index according to the fund's neutral mix, and assumes monthly rebalancing of the mix.** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,574 - a 4.26% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 85% stocks and 15% bonds effective September 24, 1999.

Semiannual Report

Market Recap

The benefits of diversification were clearly on display during the six-month period ending March 31, 2001. After leading the broader market for much of the past several years, stocks buckled during the past six months, with the most aggressive equity names leading the correction. Meanwhile, investors that kept a portion of their portfolios in bonds were hurt less by declining equities. Bonds outperformed equities as investors flocked to safer investment vehicles given the economic slowdown.

Stocks: A slowing economy, weak corporate earnings results and reduced growth outlooks in many industries characterized an unpleasant stock market experience for many investors during the six-month period ending March 31, 2001. Signs of overcapacity in several areas of technology - such as semiconductors, networking and optical equipment - spearheaded the sector's decline. Additionally, a slowdown in corporate information technology spending had a negative effect that rippled across many areas in the sector, reducing earnings and sharply downgrading growth forecasts. The effects of the economic deceleration spread to other sectors as the period progressed, including telecommunication services, industrials and financials, and gave way to a flurry of corporate measures to reduce costs, such as layoffs. The U.S. stock market responded negatively to this weak economic environment. Specifically, the tech-heavy NASDAQ Composite® Index fell 49.84% and the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, declined 18.75% during the period. Meanwhile, the Russell 2000® Index, a benchmark of smaller companies, returned -12.96% and the blue-chips' benchmark, the Dow Jones Industrial AverageSM, returned -6.51%. To ignite the economy, the Federal Reserve Board made an uncharacteristic move on January 3, 2001, by cutting key interest rates one-half percentage point in between regularly scheduled policy meetings. Citing erosion in business and consumer confidence, the Fed reduced rates by the same amount at its regularly scheduled meeting later in the month, and again in March.

Bonds: The combination of slower economic growth, lower interest rates and continued equity market weakness caused investors to favor investment-grade bonds during the six-month period ending March 31, 2001. The Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 7.37% during this time frame. Most higher-yielding spread sector securities - namely government agency issues and corporate bonds - reacted positively to the lower interest-rate environment created by the Federal Reserve Board. Despite record levels of issuance, corporate bonds performed well as demand for this new issuance remained strong. The Lehman Brothers Credit Bond Index rose 7.78%. An improved political backdrop and new subordinated deals from Fannie Mae and Freddie Mac - two government-sponsored enterprises - helped tighten spreads and enhance the outlook for government agencies, whose performance led all other bond categories. The Lehman Brothers U.S. Agency Index returned 7.97%. Mortgage bonds were the only spread sector that trailed comparable duration Treasuries as declining interest rates increased the risk of prepayment activity and the possibility of increased refinancing. Still, the Lehman Brothers Mortgage-Backed Securities Index returned 6.72%. Supported by the continued weak performance of equities, a relatively strong dollar and the Treasury Department's debt buyback program, the Lehman Brothers Treasury Index rose 7.49% during the period.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager: Aggressive

Q. How did the fund perform, Dick?

A. For the six months that ended March 31, 2001, the fund returned -22.39%, lagging the Fidelity Asset Manager: Aggressive Composite Index, which returned -15.14%, and the flexible portfolio funds average tracked by Lipper Inc., which returned -9.90% during the same time period. For the 12 months that ended March 31, 2001, the fund returned -20.83%, while the composite index and Lipper average returned -17.12% and -10.08%, respectively.

Q. What asset allocation decisions did you make during the six-month period, and what influence did they have on performance?

A. I remained slightly underweighted in equities overall relative to the composite index, allocating just over 83% of net assets to stocks on average during the period. The fund's neutral allocation mix calls for 85% to be invested in stocks and 15% in bonds and short-term/money market instruments. Facing early warning signs on the economic front and growing uncertainty in the marketplace during the late summer and early fall of 2000, I began to actively reduce the fund's equity exposure toward a more neutral weighting, reeling in our equity positions to a point where we were heavily underweighted at times during the period. In fact, the allocation reached as low as 71% early in 2001. While this strategy did help shelter the fund somewhat from the full brunt of the market's precipitous decline during the period, we still lost ground relative to the composite index through our stock selection. We also gave up quite a bit versus our competitors, which tended to own a much smaller concentration in stocks even with the fund's reduced exposure. Emphasizing fixed-income and money market securities at the expense of equities was a plus. However, the decision to focus exclusively on high-yield debt hurt performance relative to an index comprising solely investment-grade bonds - the top-performing asset class during the period. Shareholders should realize that, at times, the fund will experience fairly large asset and sector allocation swings, as it is very sensitive to short-term phenomena in the marketplace.

Q. What drove the fund's equity holdings?

A. It was a particularly difficult environment for stocks. What began as a wholesale rotation away from riskier assets, such as growth stocks - in response to heightened uncertainty about the health of the economy and the direction of interest rates - became an indiscriminate sell-off in the market, as grim earnings forecasts soured investors toward equity investing. Given the fund's aggressive nature, Bahaa Fam - who directed its equity investments - tends to have a larger exposure to the more volatile stocks in such sectors as technology and biotechnology, which were particularly hard hit during the period. Moreover, we held relatively large positions in certain companies, a strategy that helped us during the previous period but hurt this time. We took the biggest hits from a handful of names within the emerging telecommunications space - particularly Covad - as well as a number of biotech stocks that declined significantly, most notably Immunex, which together accounted for much of the fund's deficiency relative to the composite index. The fact is, Bahaa positioned the fund for what he felt would be an eventual rebound in the NASDAQ and the S&P 500. He established many positions with a longer-term time horizon, some of which continued to trend lower. Since he knew it was going to be impossible to gauge the depth of the economic slowdown and identify the exact bottom of the market, he felt it prudent to adopt a longer-term view at the expense of some possible short-term pain. Case in point, we ended up buying several tech names early in 2001 that were trading at seemingly attractive valuations, but even then we were still too early, as they all fell further before they started to show any signs of recovery.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund's bond subportfolio fare?

A. Since the fund's bond exposure was limited to high yield, the investment-grade portion - run by Charlie Morrison - was not utilized during the period. Matt Conti deserves credit for delivering positive absolute performance in the fund's high-yield subportfolio despite a difficult six months for the high-yield market overall. The allocation here was actually quite favorable, as we had very little exposure early in the period when yield spreads came under considerable pressure. We further benefited from ramping up the position toward the end of 2000 when bonds were trading at historically cheap prices. Being underexposed early and then subsequently increasing our weighting paid dividends in January - high yield's best monthly return in a decade and second strongest ever - as a surprise interest-rate cut by the Federal Reserve Board renewed demand for riskier credits, and low dealer inventories triggered a powerful broad-based rally in the high-yield market. Diversification and credit quality also were key ingredients, as we were able to insulate ourselves somewhat from some of the severe credit problems that plagued several corporate issuers during the past six months. Owning some of the more stable sectors of the market, such as health, amid the period's turbulence proved particularly helpful to us. Still, the high-yield positions did not perform as strongly as investment-grade bonds.

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested a vast majority of Fidelity Asset Manager: Aggressive's money market investments in a Fidelity money market mutual fund, managed by John Todd. When it became obvious in the fourth quarter of 2000 that the Fed would not hike rates and the economy was softening more quickly than expected, John extended the money market fund's average maturity by purchasing securities with maturities in the three- to six-month range. In doing so, he was able to lock in higher yields in a declining rate environment. By being more selective and avoiding money market securities with longer maturities, he managed to limit the money market fund's exposure to deteriorating credit conditions in the market.

Q. What's your outlook?

A. Caution remains the watchword. I'm content to maintain this strategy until I see a tangible catalyst that's capable of turning this market around. Until I observe evidence of genuine change, it's difficult to make a case for pursuing a more aggressive asset allocation stance. While this positioning could cause us to miss a small portion of the next move up, I can accept it. Particularly in the case of asset allocation funds, I believe it's better to "catch the elevator" on the way up than to ride it into the basement for an eventual bounce.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments

Fund number: 347

Trading symbol: FAMRX

Start date: September 24, 1999

Size: as of March 31, 2001, more than $371 million

Manager: Richard Habermann, since inception; manager, Fidelity Asset Manager, Fidelity Asset Manager: Income and Fidelity Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann prepares for a brighter day in the equity market:

"If you look back at post-war history, there's only one instance in which we've had back-to-back down years in the S&P 500, 1973-74. It's also quite unusual for bonds to deliver the type of returns they have versus equities for as long as they have without some sort of reversal. So, I think before the year is over, probability suggests that a brighter day could be in store for equities.

"The market tends to anticipate improvement well before you can actually see it in earnings visibility. We have more ´dry powder' available in the fund now, in the form of a near-neutral equity weighting and higher-than-normal cash position, which allows us to act quickly if need be.

"For months now, many investment strategists have been calling for a market bottom. Thankfully, we chose to ignore ´bottom calls' in January, which resulted in nothing more than a bear-market rally. However, our experience is that markets hit bottom when most folks least expect it. Market and specific stock sentiment often give valuable clues about future market conditions. But you have to be very careful that you don't move too early, which, in the investment game, is often the equivalent of being wrong."

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Teradyne, Inc.	3.9	0.0
Dell Computer Corp.	2.0	0.7
Best Buy Co., Inc.	1.8	0.9
KLA-Tencor Corp.	1.8	1.6
BellSouth Corp.	1.6	0.0
Flextronics International Ltd.	1.6	0.0
Micron Technology, Inc.	1.5	1.7
General Electric Co.	1.4	1.3
SBC Communications, Inc.	1.3	0.0
Amgen, Inc.	1.3	0.0
	18.2
Market Sectors as of March 31, 2001
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.8	30.7
Financials	13.0	13.5
Health Care	10.9	10.6
Consumer Discretionary	10.3	10.2
Industrials	8.4	6.5
Telecommunication Services	6.9	5.0
Energy	5.0	4.0
Consumer Staples	3.7	2.7
Materials	0.7	0.1
Utilities	0.3	5.3
Asset Allocation (% of fund's net assets)
As of March 31, 2001*	As of September 30, 2000**
Stock class 78.5%	Stock class 90.6%
Bond class 14.4%	Bond class 6.6%
Short-term class 7.1%	Short-term class 2.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments March 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 75.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.1%
TRW, Inc.	13,400	$ 455,600
Hotels Restaurants & Leisure - 0.5%
Harrah's Entertainment, Inc. (a)	40,600	1,194,858
International Game Technology (a)	15,700	790,495
		1,985,353
Household Durables - 0.0%
Lennar Corp.	1,800	71,748
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	67,300	1,494,733
Media - 5.0%
Charter Communications, Inc. Class A (a)	72,100	1,631,263
Clear Channel Communications, Inc. (a)	63,012	3,431,003
EchoStar Communications Corp. Class A (a)	22,300	617,431
Omnicom Group, Inc.	39,200	3,248,896
Radio One, Inc. Class A (a)	45,200	793,825
The New York Times Co. Class A	21,100	864,467
Univision Communications, Inc. Class A (a)	120,600	4,602,096
Viacom, Inc. Class B (non-vtg.) (a)	75,880	3,336,444
		18,525,425
Multiline Retail - 0.8%
BJ's Wholesale Club, Inc. (a)	44,800	2,143,680
Federated Department Stores, Inc. (a)	17,600	731,280
		2,874,960
Specialty Retail - 2.6%
Best Buy Co., Inc. (a)	186,800	6,717,328
Home Depot, Inc.	31,900	1,374,890
Talbots, Inc.	34,800	1,478,304
		9,570,522
Textiles & Apparel - 0.5%
Coach, Inc.	57,800	1,670,998
Jostens, Inc. warrants 5/1/10 (a)(e)	305	6,100
		1,677,098
TOTAL CONSUMER DISCRETIONARY		36,655,439
CONSUMER STAPLES - 3.7%
Food & Drug Retailing - 0.7%
Walgreen Co.	65,500	2,672,400
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 1.9%
Colgate-Palmolive Co.	47,700	$ 2,635,902
Kimberly-Clark Corp.	25,700	1,743,231
Procter & Gamble Co.	39,100	2,447,660
		6,826,793
Tobacco - 1.1%
Philip Morris Companies, Inc.	89,000	4,223,050
TOTAL CONSUMER STAPLES		13,722,243
ENERGY - 5.0%
Energy Equipment & Services - 0.8%
Weatherford International, Inc.	61,200	3,020,220
Oil & Gas - 4.2%
Chevron Corp.	38,400	3,371,520
Exxon Mobil Corp.	22,600	1,830,600
Phillips Petroleum Co.	42,200	2,323,110
Royal Dutch Petroleum Co. (NY Shares)	52,300	2,899,512
Texaco, Inc.	45,900	3,047,760
USX - Marathon Group	76,100	2,050,895
		15,523,397
TOTAL ENERGY		18,543,617
FINANCIALS - 13.0%
Banks - 4.7%
Dime Bancorp, Inc.	106,700	3,494,425
FleetBoston Financial Corp.	42,400	1,600,600
Golden State Bancorp, Inc.	50,500	1,407,940
Silicon Valley Bancshares (a)	124,600	2,928,100
SouthTrust Corp.	42,000	1,921,500
Washington Mutual, Inc.	73,100	4,002,225
Wells Fargo & Co.	42,200	2,087,634
		17,442,424
Diversified Financials - 6.3%
Bear Stearns Companies, Inc.	45,000	2,058,300
Charles Schwab Corp.	263,100	4,057,002
Citigroup, Inc.	54,300	2,442,414
Fannie Mae	11,700	931,320
Freddie Mac	33,100	2,145,873
Lehman Brothers Holdings, Inc.	62,000	3,887,400
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Merrill Lynch & Co., Inc.	54,700	$ 3,030,380
Morgan Stanley Dean Witter & Co.	56,300	3,012,050
USA Education, Inc.	27,000	1,961,550
		23,526,289
Insurance - 1.2%
ACE Ltd.	77,300	2,841,548
Marsh & McLennan Companies, Inc.	16,400	1,558,492
		4,400,040
Real Estate - 0.8%
Equity Residential Properties Trust (SBI)	53,200	2,767,996
TOTAL FINANCIALS		48,136,749
HEALTH CARE - 10.9%
Biotechnology - 3.9%
Amgen, Inc. (a)	80,100	4,821,019
Biogen, Inc. (a)	56,800	3,596,150
Celgene Corp. (a)	180,300	4,507,500
Vertex Pharmaceuticals, Inc. (a)	42,600	1,560,225
		14,484,894
Health Care Equipment & Supplies - 1.9%
Guidant Corp. (a)	72,600	3,266,274
Medtronic, Inc.	26,000	1,189,240
St. Jude Medical, Inc. (a)	47,800	2,574,030
		7,029,544
Health Care Providers & Services - 1.4%
AmeriSource Health Corp. Class A (a)	37,800	1,854,090
Cardinal Health, Inc.	33,900	3,279,825
		5,133,915
Pharmaceuticals - 3.7%
Biovail Corp. (a)	15,400	566,715
Bristol-Myers Squibb Co.	39,900	2,370,060
Immunex Corp. (a)	244,200	3,495,113
Merck & Co., Inc.	40,500	3,073,950
Pfizer, Inc.	106,100	4,344,795
		13,850,633
TOTAL HEALTH CARE		40,498,986
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 8.4%
Aerospace & Defense - 0.4%
General Dynamics Corp.	23,500	$ 1,474,390
Air Freight & Couriers - 0.5%
Expeditors International of Washington, Inc.	39,100	1,972,106
Airlines - 0.8%
Northwest Airlines Corp. (a)	134,700	3,047,588
Commercial Services & Supplies - 1.5%
Avery Dennison Corp.	51,700	2,689,434
Concord EFS, Inc. (a)	73,900	2,988,331
		5,677,765
Electrical Equipment - 0.5%
Power-One, Inc. (a)	20,500	297,045
Thermo Electron Corp. (a)	62,400	1,402,752
		1,699,797
Industrial Conglomerates - 3.0%
General Electric Co.	123,300	5,161,338
Minnesota Mining & Manufacturing Co.	39,100	4,062,490
Tyco International Ltd.	45,600	1,971,288
		11,195,116
Machinery - 1.1%
Caterpillar, Inc.	49,700	2,205,686
Ingersoll-Rand Co.	41,000	1,628,110
		3,833,796
Road & Rail - 0.6%
Canadian Pacific Ltd.	60,500	2,201,431
TOTAL INDUSTRIALS		31,101,989
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	172,600	2,729,238
JDS Uniphase Corp. (a)	120,300	2,218,031
Nokia AB sponsored ADR	17,300	415,200
		5,362,469
Computers & Peripherals - 2.0%
Dell Computer Corp. (a)	283,500	7,282,406
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.7%
Millipore Corp.	16,700	$ 772,542
Sanmina Corp. (a)	84,000	1,643,250
		2,415,792
Semiconductor Equipment & Products - 11.5%
Altera Corp. (a)	193,600	4,150,300
Applied Micro Circuits Corp. (a)	86,800	1,432,200
Flextronics International Ltd. (a)	387,400	5,811,000
Integrated Device Technology, Inc. (a)	41,200	1,219,932
KLA-Tencor Corp. (a)	168,200	6,622,875
Micron Technology, Inc. (a)	136,800	5,681,304
PMC-Sierra, Inc. (a)	97,200	2,404,728
QLogic Corp. (a)	50,700	1,140,750
Teradyne, Inc. (a)	435,200	14,361,587
		42,824,676
Software - 1.2%
J.D. Edwards & Co. (a)	86,000	838,500
Microsoft Corp. (a)	58,100	3,177,344
PeopleSoft, Inc. (a)	25,000	585,938
		4,601,782
TOTAL INFORMATION TECHNOLOGY		62,487,125
MATERIALS - 0.7%
Metals & Mining - 0.0%
Allegheny Technologies, Inc.	3,900	67,899
Paper & Forest Products - 0.7%
Georgia-Pacific Group	91,700	2,695,980
TOTAL MATERIALS		2,763,879
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 4.6%
ALLTEL Corp.	34,500	1,809,870
BellSouth Corp.	148,400	6,072,528
SBC Communications, Inc.	108,400	4,837,892
Verizon Communications	86,500	4,264,450
		16,984,740
Wireless Telecommunication Services - 2.3%
Motient Corp. warrants 4/1/08 (a)	135	135
Sprint Corp. - PCS Group Series 1 (a)	110,500	2,099,500
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Triton PCS Holdings, Inc. Class A (a)	60,300	$ 2,008,744
Vodafone Group PLC sponsored ADR	172,800	4,691,520
		8,799,899
TOTAL TELECOMMUNICATION SERVICES		25,784,639
UTILITIES - 0.3%
Gas Utilities - 0.3%
Kinder Morgan, Inc.	22,100	1,175,720
TOTAL COMMON STOCKS (Cost $324,728,992)		280,870,386
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	13,693	1,495,960
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	28	21,280
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,484,310)		1,517,240
Corporate Bonds - 14.7%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Hotels Restaurants & Leisure - 0.2%
Hilton Hotels Corp. 5% 5/15/06	Ba2	$ 1,020,000	877,200
Media - 0.1%
EchoStar Communications Corp.:
4.875% 1/1/07 (e)	Caa2	100,000	88,000
4.875% 1/1/07	Caa2	160,000	140,800
			228,800
TOTAL CONSUMER DISCRETIONARY			1,106,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Key Energy Services, Inc. 5% 9/15/04	B2	$ 125,000	$ 111,563
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Tenet Healthcare Corp. 6% 12/1/05	B1	30,000	27,300
Total Renal Care Holdings:
7% 5/15/09 (e)	B3	10,000	8,800
7% 5/15/09	B2	990,000	871,200
			907,300
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 4% 2/1/02	Ba1	160,000	154,400
TOTAL CONVERTIBLE BONDS			2,279,263
Nonconvertible Bonds - 14.1%
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.0%
Lear Corp. 8.11% 5/15/09	Ba1	35,000	35,088
Hotels Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	25,000	25,500
Alliance Gaming Corp. 10% 8/1/07	Caa1	275,000	242,000
Anchor Gaming 9.875% 10/15/08	B1	90,000	95,400
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	135,000	132,300
Boyd Gaming Corp. 9.5% 7/15/07	B1	25,000	23,250
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	10,000	10,300
Domino's, Inc. 10.375% 1/15/09	B3	280,000	278,600
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	90,000	90,000
HMH Properties, Inc.:
7.875% 8/1/05	Ba2	510,000	497,250
7.875% 8/1/08	Ba2	945,000	907,200
Hollywood Casino Corp. 11.25% 5/1/07	B3	15,000	15,825
Hollywood Casino Shreveport/Shreveport Capital Corp. 13% 8/1/06	B3	330,000	352,275
Host Marriott LP 8.375% 2/15/06	Ba2	25,000	24,875
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels Restaurants & Leisure - continued
International Game Technology 7.875% 5/15/04	Ba1	$ 95,000	$ 95,713
Mandalay Resort Group 10.25% 8/1/07	Ba3	160,000	164,800
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	275,000	276,375
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	755,000	766,325
8.75% 1/1/09	Ba3	460,000	470,350
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	460,000	456,550
9.375% 2/15/07	Ba2	215,000	223,063
Premier Parks, Inc. 9.75% 6/15/07	B3	240,000	246,600
Six Flags, Inc. 9.5% 2/1/09 (e)	B3	140,000	143,850
Station Casinos, Inc. 10.125% 3/15/06	B1	99,000	101,970
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	370,000	379,250
			6,019,621
Household Durables - 0.2%
D.R. Horton, Inc.:
8% 2/1/09	Ba1	25,000	24,188
9.375% 3/15/11	Ba3	80,000	78,800
Ryland Group, Inc. 9.75% 9/1/10	Ba2	500,000	522,500
Standard Pacific Corp. 9.5% 9/15/10	Ba2	75,000	75,375
			700,863
Internet & Catalog Retail - 0.2%
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	140,000	82,600
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	850,000	756,500
			839,100
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 7.95% 3/15/03	Ba3	200,000	190,000
Media - 3.0%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	155,000	143,375
Adelphia Communications Corp.:
7.5% 1/15/04	B2	100,000	95,000
9.25% 10/1/02	B2	105,000	106,050
9.875% 3/1/07	B2	165,000	165,000
10.5% 7/15/04	B2	65,000	67,113
10.875% 10/1/10	B2	145,000	153,338
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	$ 470,000	$ 408,900
At Entertainment, Inc.:
0% 7/15/08 (d)	B2	575,000	264,500
0% 2/1/09 (d)	B2	125,000	47,500
Century Communications Corp.:
8.375% 12/15/07	B2	480,000	453,600
8.75% 10/1/07	B2	250,000	240,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	485,000	460,750
10% 4/1/09	B2	355,000	365,650
10.25% 1/15/10	B2	300,000	309,000
10.75% 10/1/09	B2	105,000	112,350
11.125% 1/15/11	B2	205,000	219,350
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	105,000	80,850
Citadel Broadcasting Co.:
9.25% 11/15/08	B3	20,000	20,800
10.25% 7/1/07	B3	800,000	852,000
Classic Cable, Inc.:
9.375% 8/1/09	Caa1	85,000	51,850
10.5% 3/1/10	Caa1	25,000	14,750
CSC Holdings, Inc.:
9.875% 4/1/23	B1	100,000	107,000
10.5% 5/15/16	Ba3	275,000	308,000
Diamond Cable Communications PLC yankee 0% 2/15/07 (d)	B2	145,000	102,950
EchoStar DBS Corp.:
9.25% 2/1/06	B1	25,000	25,000
9.375% 2/1/09	B1	455,000	455,000
Fox Family Worldwide, Inc. 9.25% 11/1/07	B1	265,000	267,650
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	500,000	502,500
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	80,000	80,100
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	850,000	824,500
Granite Broadcasting Corp. 8.875% 5/15/08	Caa1	100,000	68,000
K-III Communications Corp. 8.5% 2/1/06	Ba3	200,000	199,500
LIN Television Corp. 8.375% 3/1/08	B2	330,000	300,300
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	$ 50,000	$ 50,000
NTL, Inc. 0% 4/1/08 (d)	B3	395,000	233,050
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	1,320,000	1,346,400
Satelites Mexicanos SA de CV 10.125% 6/30/04 (e)(g)	B1	70,000	63,350
Telemundo Holdings, Inc. 0% 8/15/08 (d)	Caa1	145,000	98,600
Telewest Communications PLC yankee:
0% 4/15/09 (d)	B2	60,000	35,400
0% 2/1/10 (d)	B2	115,000	67,850
9.875% 2/1/10	B2	785,000	737,900
11.25% 11/1/08	B2	65,000	65,650
Telewest PLC yankee:
9.625% 10/1/06	B2	25,000	23,250
11% 10/1/07	B2	525,000	514,500
Young Broadcasting, Inc. 8.75% 6/15/07	B2	70,000	63,700
			11,171,876
Multiline Retail - 0.4%
Dillards, Inc.:
6.125% 11/1/03	Baa3	235,000	213,850
6.43% 8/1/04	Baa3	130,000	118,950
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	50,000	44,000
6.5% 6/15/02	Baa3	110,000	99,413
7.25% 4/1/02	Ba2	35,000	34,300
Kmart Corp. 8.375% 12/1/04	Baa3	460,000	455,400
Saks, Inc.:
7% 7/15/04	Ba1	510,000	461,550
8.25% 11/15/08	Ba1	45,000	39,600
			1,467,063
Textiles & Apparel - 0.4%
Jostens, Inc. 12.75% 5/1/10	B3	305,000	314,531
Levi Strauss & Co. 6.8% 11/1/03	Ba3	1,210,000	1,134,375
Norton McNaughton, Inc. 12.5% 6/1/05	B2	25,000	23,625
			1,472,531
TOTAL CONSUMER DISCRETIONARY			21,896,142
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.5% 3/1/09	B1	$ 275,000	$ 277,063
Food & Drug Retailing - 0.2%
Fleming Companies, Inc. 10.125% 4/1/08 (e)	Ba3	110,000	111,925
Rite Aid Corp. 10.5% 9/15/02 (e)	Caa1	395,000	375,250
Winn-Dixie Stores, Inc. 8.875% 4/1/08	Ba2	210,000	210,263
			697,438
TOTAL CONSUMER STAPLES			974,501
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	285,000	285,000
Key Energy Services, Inc. 8.375% 3/1/08 (e)	Ba3	210,000	214,463
Parker Drilling Co. 9.75% 11/15/06	B1	110,000	112,475
RBF Finance Co. 11.375% 3/15/09	Baa3	145,000	175,450
			787,388
Oil & Gas - 0.5%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	65,000	65,975
Chesapeake Energy Corp.:
8.125% 4/1/11 (e)	B2	510,000	501,498
9.625% 5/1/05	B2	465,000	487,088
Cross Timbers Oil Co.:
8.75% 11/1/09	B1	110,000	114,400
9.25% 4/1/07	B1	215,000	225,750
Plains Resources, Inc. 10.25% 3/15/06	B2	10,000	10,250
Tesoro Petroleum Corp. 9% 7/1/08	B1	560,000	571,200
			1,976,161
TOTAL ENERGY			2,763,549
FINANCIALS - 0.7%
Banks - 0.1%
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	200,000	201,000
Diversified Financials - 0.3%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	270,000	251,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08 (e)	Ba3	$ 140,000	$ 144,550
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	B2	75,000	48,000
Finova Capital Corp. 7.25% 11/8/04	Caa2	110,000	92,400
GS Escrow Corp. 7% 8/1/03	Ba1	115,000	114,047
Madison River Capital LLC/Madison River Finance Corp. 13.25% 3/1/10	Caa1	255,000	183,600
Metris Companies, Inc. 10% 11/1/04	Ba3	30,000	27,300
Michael Foods Acquisition Corp. 11.75% 4/1/11 (e)	B2	150,000	152,250
Stone Container Finance Co. 11.5% 8/15/06 (e)	B2	15,000	15,600
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	55,000	47,300
			1,076,147
Insurance - 0.1%
Conseco, Inc.:
6.4% 2/10/03	Baa3	270,000	240,300
8.5% 10/15/02	Baa3	105,000	101,456
8.75% 2/9/04	B1	120,000	104,400
			446,156
Real Estate - 0.2%
LNR Property Corp.:
9.375% 3/15/08	B1	70,000	66,850
10.5% 1/15/09	B1	660,000	658,350
			725,200
TOTAL FINANCIALS			2,448,503
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
AdvancePCS 8.5% 4/1/08 (e)	B1	175,000	177,625
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba2	165,000	161,700
Express Scripts, Inc. 9.625% 6/15/09	Ba2	30,000	32,213
HCA - The Healthcare Co. 8.75% 9/1/10	Ba2	165,000	176,550
HEALTHSOUTH Corp. 10.75% 10/1/08	Ba3	470,000	498,200
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Manor Care, Inc. 8% 3/1/08 (e)	Ba1	$ 75,000	$ 76,125
Omnicare, Inc. 8.125% 3/15/11 (e)	Ba2	170,000	173,400
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	95,000	104,738
			1,400,551
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. 8% 3/1/08	B2	60,000	58,200
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	20,000	20,800
Sequa Corp.:
8.875% 4/1/08 (e)	Ba2	310,000	311,550
9% 8/1/09	Ba2	125,000	126,875
			517,425
Airlines - 0.2%
Air Canada 10.25% 3/15/11 (e)	B1	290,000	281,300
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba2	210,000	206,850
8.52% 4/7/04	Ba2	130,000	128,700
			616,850
Building Products - 0.0%
American Standard, Inc. 7.625% 2/15/10	Ba2	70,000	70,000
USG Corp. 9.25% 9/15/01	Ba2	70,000	69,300
			139,300
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	145,000	141,375
7.625% 1/1/06	Ba3	40,000	38,800
7.875% 1/1/09	Ba3	260,000	250,900
10% 8/1/09	B2	90,000	91,800
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	15,000	12,900
Iron Mountain, Inc.:
8.625% 4/1/13	B2	170,000	171,488
8.75% 9/30/09	B2	75,000	75,938
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	105,000	87,150
World Color Press, Inc. 7.75% 2/15/09	Baa3	75,000	69,750
			940,101
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.2%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	$ 480,000	$ 513,600
Numatics, Inc. 9.625% 4/1/08	B3	45,000	30,600
Terex Corp. 10.375% 4/1/11 (e)	B2	150,000	150,750
			694,950
Marine - 0.1%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	125,000	126,250
Transport Maritima Mexicana SA de CV yankee 9.5% 5/15/03	Ba3	455,000	391,300
			517,550
Road & Rail - 0.1%
TFM SA de CV yankee:
0% 6/15/09 (d)	B1	135,000	110,363
10.25% 6/15/07	B1	125,000	119,688
			230,051
TOTAL INDUSTRIALS			3,656,227
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
L-3 Communications Corp.:
8% 8/1/08	B2	95,000	94,050
10.375% 5/1/07	B2	25,000	26,750
Lucent Technologies, Inc.:
6.9% 7/15/01	Baa3	140,000	138,600
7.25% 7/15/06	Baa3	45,000	41,850
Spectrasite Holdings, Inc.:
10.75% 3/15/10	B3	25,000	20,750
12.5% 11/15/10	B3	150,000	135,000
			457,000
Electronic Equipment & Instruments - 0.2%
ChipPAC International Ltd. 12.75% 8/1/09	B3	330,000	297,000
Fisher Scientific International, Inc. 9% 2/1/08	B3	525,000	521,063
			818,063
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Exodus Communications, Inc. 11.625% 7/15/10	B3	$ 125,000	$ 100,625
PSINet, Inc. 10% 2/15/05	Ca	475,000	42,750
			143,375
IT Consulting & Services - 0.1%
Unisys Corp.:
7.875% 4/1/08	Ba1	150,000	147,000
11.75% 10/15/04	Ba1	120,000	126,450
			273,450
Office Electronics - 0.0%
Xerox Corp. 8.125% 4/15/02	Ba1	50,000	43,500
Semiconductor Equipment & Products - 0.3%
Amkor Technology, Inc.:
9.25% 5/1/06	Ba3	45,000	42,863
10.5% 5/1/09	B1	45,000	43,425
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	745,000	718,925
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba3	35,000	32,550
9.875% 7/1/10	Ba3	70,000	66,500
			904,263
TOTAL INFORMATION TECHNOLOGY			2,639,651
MATERIALS - 1.5%
Chemicals - 0.6%
Acetex Corp. yankee 9.75% 10/1/03	B3	90,000	86,400
Avecia Group PLC yankee 11% 7/1/09	B2	110,000	115,500
Georgia Gulf Corp. 10.375% 11/1/07	B1	125,000	130,000
Hercules, Inc. 11.125% 11/15/07 (e)	Ba2	55,000	55,138
Huntsman Corp. 9.5% 7/1/07 (e)	Caa1	20,000	15,300
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	105,000	107,100
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	750,000	768,750
10.875% 5/1/09	B2	810,000	818,100
Methanex Corp. yankee 7.75% 8/15/05	Ba1	135,000	130,950
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	$ 60,000	$ 56,400
The Scotts Co. 8.625% 1/15/09	B2	45,000	45,450
			2,329,088
Containers & Packaging - 0.2%
Crown Cork & Seal, Inc. 7.125% 9/1/02	B2	140,000	105,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	25,000	15,000
9.75% 6/15/07	Caa1	80,000	49,600
Owens-Illinois, Inc. 7.85% 5/15/04	B1	265,000	219,950
Packaging Corp. of America 9.625% 4/1/09	B1	90,000	96,525
U.S. Can Corp. 12.375% 10/1/10 (e)	B3	290,000	301,600
			787,675
Metals & Mining - 0.3%
AK Steel Corp. 9.125% 12/15/06	Ba2	135,000	133,650
Century Aluminum Co. 11.75% 4/15/08 (e)	Ba3	110,000	111,375
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	685,000	719,250
			964,275
Paper & Forest Products - 0.4%
Container Corp. of America:
9.75% 4/1/03	B2	29,000	29,290
11.25% 5/1/04	B2	240,000	240,000
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	600,000	342,000
Repap New Brunswick, Inc. yankee 10.625% 4/15/05	Ba2	315,000	323,663
Riverwood International Corp.:
10.25% 4/1/06	B3	125,000	126,875
10.625% 8/1/07	B3	30,000	30,825
Stone Container Corp. 9.75% 2/1/11 (e)	B2	175,000	176,750
Tembec Industries, Inc. 8.5% 2/1/11 (e)	Ba1	325,000	334,750
			1,604,153
TOTAL MATERIALS			5,685,191
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.0%
American Mobile Satellite Corp. 12.25% 4/1/08	-	135,000	52,650
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Covad Communications Group, Inc. 12% 2/15/10	Caa1	$ 215,000	$ 32,250
Global Crossing Holdings Ltd. 9.125% 11/15/06	Ba2	125,000	120,000
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	100,000	100,500
0% 7/15/07 (d)	B2	105,000	91,350
8.5% 1/15/08	B2	845,000	828,100
8.6% 6/1/08	B2	110,000	107,800
8.875% 11/1/07	B2	60,000	58,800
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	950,000	570,000
NEON Communications, Inc. 12.75% 8/15/08	-	165,000	70,950
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	565,000	265,550
12.75% 8/1/10	Caa1	120,000	87,600
NTL Communications Corp.:
11.5% 10/1/08	B3	540,000	480,600
11.875% 10/1/10	B2	400,000	360,000
Ono Finance PLC:
13% 5/1/09	Caa1	40,000	30,800
14% 2/15/11 unit (e)	Caa1	90,000	72,900
Teligent, Inc. 0% 3/1/08 (d)	Ca	260,000	2,600
Tritel PCS, Inc. 10.375% 1/15/11 (e)	B3	90,000	82,800
Versatel Telecom International NV yankee:
11.875% 7/15/09	B3	50,000	29,000
13.25% 5/15/08	B3	45,000	27,000
13.25% 5/15/08	B3	160,000	96,000
			3,567,250
Wireless Telecommunication Services - 1.2%
Crown Castle International Corp.:
9.5% 8/1/11	B3	145,000	141,375
10.75% 8/1/11	B3	335,000	341,700
Dobson Communications Corp. 10.875% 7/1/10	B3	660,000	676,500
Echostar Broadband Corp. 10.375% 10/1/07	B3	785,000	800,700
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	290,000	290,000
Millicom International Cellular SA yankee 0% 6/1/06 (d)	Caa1	760,000	661,200
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
0% 10/31/07 (d)	B1	$ 1,170,000	$ 819,000
9.375% 11/15/09	B1	510,000	429,675
Nextel Partners, Inc.:
0% 2/1/09 (d)	B3	125,000	80,000
11% 3/15/10	B3	5,000	4,325
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	B2	115,000	86,538
10.375% 11/15/09	B2	130,000	142,675
			4,473,688
TOTAL TELECOMMUNICATION SERVICES			8,040,938
UTILITIES - 0.7%
Electric Utilities - 0.7%
AES Corp.:
8.5% 11/1/07	Ba3	540,000	529,200
9.375% 9/15/10	Ba1	245,000	257,250
CMS Energy Corp.:
7.5% 1/15/09	Ba3	20,000	18,900
8.375% 7/1/03	Ba3	170,000	169,575
8.5% 4/15/11	Ba3	285,000	282,863
9.875% 10/15/07	Ba3	277,000	293,620
Orion Power Holdings, Inc. 12% 5/1/10 (e)	Ba3	245,000	270,725
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	110,000	99,550
6.25% 3/1/04	B3	245,000	219,275
7.875% 3/1/02	B3	20,000	18,500
Southern California Edison Co. 6.25% 6/15/03	B3	20,000	18,200
Tiverton Power Associates LP/Rumford Power Associates LP 9% 7/15/18 (e)	Ba1	380,000	393,300
			2,570,958
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Azurix Corp. 10.375% 2/15/07	Ba3	$ 50,000	$ 51,250
TOTAL UTILITIES			2,622,208
TOTAL NONCONVERTIBLE BONDS			52,127,461
TOTAL CORPORATE BONDS (Cost $53,629,351)			54,406,724
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 5.3% 4/12/01 (f) (Cost $798,604)	-	800,000	798,998
Asset-Backed Securities - 0.0%

Airplanes pass through trust 10.875% 3/15/19 (Cost $44,107)	Ba2	59,262	37,335
Money Market Funds - 10.2%
	Shares
Fidelity Cash Central Fund, 5.22% (c)	28,219,669	28,219,669
Fidelity Securities Lending Cash Central Fund, 5.21% (c)	9,820,342	9,820,342
TOTAL MONEY MARKET FUNDS (Cost $38,040,011)	38,040,011
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $418,725,375)	375,670,694
NET OTHER ASSETS - (1.1)%	(4,240,950)
NET ASSETS - 100%	$ 371,429,744
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
29 S&P 500 Stock Index Contracts	June 2001	$ 8,476,700	$ (75,846)
The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,811,024 or 1.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $798,998.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	0.4%	BBB	0.5%
Ba	4.6%	BB	4.6%
B	8.1%	B	8.5%
Caa	1.3%	CCC	0.5%
Ca, C	0.0%	CC, C	0.1%
		D	0.0%
Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $421,692,397. Net unrealized depreciation aggregated $46,021,703, of which $15,999,032 related to appreciated investment securities and $62,020,735 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001 (Unaudited)
Assets
Investment in securities, at value ( including securities loaned of $9,851,751) (cost $418,725,375) - See accompanying schedule		$ 375,670,694
Cash		12,813
Receivable for investments sold		13,274,211
Receivable for fund shares sold		499,438
Dividends receivable		252,570
Interest receivable		1,578,402
Receivable for daily variation on futures contracts		55,825
Other receivables		9,842
Total assets		391,353,795
Liabilities
Payable for investments purchased	$ 8,488,335
Payable for fund shares redeemed	1,350,787
Accrued management fee	193,710
Other payables and accrued expenses	70,877
Collateral on securities loaned, at value	9,820,342
Total liabilities		19,924,051
Net Assets		$ 371,429,744
Net Assets consist of:
Paid in capital		$ 490,986,846
Undistributed net investment income		2,176,427
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,603,636)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(43,129,893)
Net Assets, for 33,026,382 shares outstanding		$ 371,429,744
Net Asset Value, offering price and redemption price per share ($371,429,744 ÷ 33,026,382 shares)		$11.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2001 (Unaudited)
Investment Income Dividends		$ 1,409,757
Interest		4,434,168
Security lending		20,444
Total income		5,864,369
Expenses
Management fee	$ 1,323,417
Transfer agent fees	497,567
Accounting and security lending fees	77,021
Non-interested trustees' compensation	907
Custodian fees and expenses	14,307
Registration fees	47,374
Audit	16,092
Legal	902
Miscellaneous	692
Total expenses before reductions	1,978,279
Expense reductions	(61,893)	1,916,386
Net investment income		3,947,983
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(64,646,192)
Foreign currency transactions	(6,788)
Futures contracts	(10,759,667)	(75,412,647)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(49,840,042)
Assets and liabilities in foreign currencies	780
Futures contracts	19,450	(49,819,812)
Net gain (loss)		(125,232,459)
Net increase (decrease) in net assets resulting from operations		$ (121,284,476)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2001 (Unaudited)	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 3,947,983	$ 2,866,268
Net realized gain (loss)	(75,412,647)	20,502,298
Change in net unrealized appreciation (depreciation)	(49,819,812)	6,627,099
Net increase (decrease) in net assets resulting from operations	(121,284,476)	29,995,665
Distributions to shareholders From net investment income	(4,182,499)	(62,493)
From net realized gain	(16,106,273)	(156,058)
In excess of net realized gain	(3,190,989)	-
Total distributions	(23,479,761)	(218,551)
Share transactions Net proceeds from sales of shares	222,600,766	736,456,081
Reinvestment of distributions	22,867,301	211,997
Cost of shares redeemed	(294,532,516)	(204,251,542)
Net increase (decrease) in net assets resulting from share transactions	(49,064,449)	532,416,536
Total increase (decrease) in net assets	(193,828,686)	562,193,650
Net Assets
Beginning of period	565,258,430	3,064,780
End of period (including undistributed net investment income of $2,176,427 and $2,846,951, respectively)	$ 371,429,744	$ 565,258,430
Other Information Shares
Sold	16,415,386	50,446,597
Issued in reinvestment of distributions	1,783,718	19,013
Redeemed	(22,077,842)	(13,860,491)
Net increase (decrease)	(3,878,738)	36,605,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2000	Years ended September 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.32	$ 10.22	$ 10.00
Income from Investment Operations
Net investment income D	.11	.19	.01
Net realized and unrealized gain (loss)	(3.45)	4.98	.21
Total from investment operations	(3.34)	5.17	.22
Less Distributions
From net investment income	(.13)	(.02)	-
From net realized gain	(.50)	(.05)	-
In excess of net realized gain	(.10)	-	-
Total distributions	(.73)	(.07)	-
Net asset value, end of period	$ 11.25	$ 15.32	$ 10.22
Total Return B, C	(22.39)%	50.84%	2.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 371,430	$ 565,258	$ 3,065
Ratio of expenses to average net assets	.87% A	.96%	1.20% A, F
Ratio of expenses to average net assets after expense reductions	.84% A, G	.90% G	1.20% A
Ratio of net investment income to average net assets	1.73% A	1.32%	4.06% A
Portfolio turnover rate	286% A	338%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 24, 1999 (commencement of operations) to September 30, 1999.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Asset Manager: Aggressive (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open- end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders.

Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle - continued

securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain(loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $567,854,646 and $655,610,456, respectively.

The market value of futures contracts opened and closed during the period amounted to $211,228,924 and $197,826,807, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of 0.58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of 0.22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements except for distributions from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income. Distributions from the Central Funds to the fund totaled $1,947,829 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $31,307 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities. The fund also received as collateral U.S. Treasury obligations valued at $394,400.

7. Expense Reductions.

FMR directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $58,403 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,777 and $1,713, respectively, under these arrangements.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Charles S. Morrison, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Thomas J. Simpson, Assistant Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: AggressiveSM

Asset Manager: Growth®

Asset Manager: Income®

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Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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Fidelity®

Asset Manager: Growth®

Semiannual Report

March 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Despite the Federal Reserve Board's third interest rate cut of 2001, equities continued to slump through the end of March, as the correction that began in the technology and telecommunications sectors spread to other segments of the market. The S&P 500® suffered its worst quarterly loss since the third quarter of 1990. Investment-grade bonds were a welcome sanctuary from the turbulence; corporate bonds in particular had a strong quarter.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Fidelity Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Fidelity® Asset Manager: Income®, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Period ended March 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity ® Asset Manager: Growth ®	-15.07%	-14.14%	69.95%	195.88%
Fidelity Asset Manager: Growth Composite	-11.60%	-12.62%	78.03%	n/a *
S&P 500 ®	-18.75%	-21.68%	94.04%	239.34%
LB Aggregate Bond	7.37%	12.53%	43.43%	91.31%
LB 3 Month T-Bill	3.20%	6.39%	30.84%	55.66%
Flexible Portfolio Funds Average	-9.90%	-10.08%	55.52%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 30, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager: Growth Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM  Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 251 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Period ended March 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Asset Manager: Growth	-14.14%	11.19%	12.43%
Fidelity Asset Manager: Growth Composite	-12.62%	12.23%	n/a *

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager: Growth® Fund on December 31, 1991, shortly after the fund started. As the chart shows, by March 31, 2001, the value of the investment would have grown to $29,353 - a 193.53% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $33,773 - a 237.73% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $19,101 - a 91.01% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-month T-Bill Index according to the fund's neutral mix and assumes monthly rebalancing of the mix.** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,091 - a 180.91% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 70% stocks, 25% bonds and 5% short-term/money market instruments effective
January 1, 1997; 65%, 30% and 5%, respectively, prior to January 1, 1997.

Semiannual Report

Market Recap

The benefits of diversification were clearly on display during the six-month period ending March 31, 2001. After leading the broader market for much of the past several years, stocks buckled during the past six months, with the most aggressive equity names leading the correction. Meanwhile, investors that kept a portion of their portfolios in bonds were hurt less by declining equities. Bonds outperformed equities as investors flocked to safer investment vehicles given the economic slowdown.

Stocks: A slowing economy, weak corporate earnings results and reduced growth outlooks in many industries characterized an unpleasant stock market experience for many investors during the six-month period ending March 31, 2001. Signs of overcapacity in several areas of technology - such as semiconductors, networking and optical equipment - spearheaded the sector's decline. Additionally, a slowdown in corporate information technology spending had a negative effect that rippled across many areas in the sector, reducing earnings and sharply downgrading growth forecasts. The effects of the economic deceleration spread to other sectors as the period progressed, including telecommunication services, industrials and financials, and gave way to a flurry of corporate measures to reduce costs, such as layoffs. The U.S. stock market responded negatively to this weak economic environment. Specifically, the tech-heavy NASDAQ Composite® Index fell 49.84% and the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, declined 18.75% during the period. Meanwhile, the Russell 2000® Index, a benchmark of smaller companies, returned -12.96% and the blue-chips' benchmark, the Dow Jones Industrial AverageSM, returned -6.51%. To ignite the economy, the Federal Reserve Board made an uncharacteristic move on January 3, 2001, by cutting key interest rates one-half percentage point in between regularly scheduled policy meetings. Citing erosion in business and consumer confidence, the Fed reduced rates by the same amount at its regularly scheduled meeting later in the month, and again in March.

Bonds: The combination of slower economic growth, lower interest rates and continued equity market weakness caused investors to favor investment-grade bonds during the six-month period ending March 31, 2001. The Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 7.37% during this time frame. Most higher-yielding spread sector securities - namely government agency issues and corporate bonds - reacted positively to the lower interest-rate environment created by the Federal Reserve Board. Despite record levels of issuance, corporate bonds performed well as demand for this new issuance remained strong. The Lehman Brothers Credit Bond Index rose 7.78%. An improved political backdrop and new subordinated deals from Fannie Mae and Freddie Mac - two government-sponsored enterprises - helped tighten spreads and enhance the outlook for government agencies, whose performance led all other bond categories. The Lehman Brothers U.S. Agency Index returned 7.97%. Mortgage bonds were the only spread sector that trailed comparable duration Treasuries as declining interest rates increased the risk of prepayment activity and the possibility of increased refinancing. Still, the Lehman Brothers Mortgage-Backed Securities Index returned 6.72%. Supported by the continued weak performance of equities, a relatively strong dollar and the Treasury Department's debt buyback program, the Lehman Brothers Treasury Index rose 7.49% during the period.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager: Growth

Q. How did the fund perform, Dick?

A. For the six months that ended March 31, 2001, the fund returned -15.07%, trailing the flexible portfolio funds average tracked by Lipper Inc., which returned -9.90%, and the Fidelity Asset Manager: Growth Composite Index, which returned -11.60% during the same period. For the 12 months that ended March 31, 2001, the fund returned -14.14%, while the Lipper average and composite index returned -10.08% and -12.62%, respectively.

Q. How did your asset allocation decisions influence performance during the past six months?

A. I maintained a slight tilt toward equities, allocating just over 71% of net assets to stocks on average during the period. The fund's neutral allocation mix typically calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. The fund's equity weighting would seem to reflect a somewhat bullish view of the market, when, in fact, I was decidedly cautious. Facing early warning signs on the economic front and growing uncertainty in the marketplace during the late summer and early fall of 2000, I began to actively reduce the fund's equity exposure toward a more neutral weighting, reeling in our equity positions to the point where we became underweighted toward the end of the period - a rare posture for this fund. While this stance helped shelter the fund from the full magnitude of the market's precipitous decline during the period, we still lost ground relative to the composite index through our stock selection. We also gave up quite a bit versus our Lipper peers, which tended to own a smaller concentration in stocks. Emphasizing fixed-income securities at the expense of equities was a plus. However, the decision to allocate much of the bond subportfolio to high-yield debt, while underweighting investment-grade bonds - the top-performing asset class during the period - detracted from performance. Finally, holding a modestly higher-than-normal cash position added incremental returns.

Q. What drove the fund's equity holdings?

A. It was a particularly difficult environment for stocks. What began as a wholesale rotation away from riskier assets, such as growth stocks - in response to heightened uncertainty about the health of the economy and the direction of interest rates - became an indiscriminate sell-off in the market, as grim earnings forecasts soured investors toward equity investing. We were hurt for simply not being defensive enough overall during the period. Tom Sprague, who directed the fund's equity investments until February, maintained an emphasis on growth stocks, which left the fund exposed to the more volatile sectors of the market, such as technology. Timing also was a big factor, as we acquired several stocks at seemingly attractive levels, only to watch them decline further. The equity subportfolio slightly trailed the Standard & Poor's 500 Index due in large part to our stock picking within the tech and biotechnology sectors, particularly in a handful of more aggressive names such as Ariba and Protein Design Labs, respectively, that performed poorly. Charles Mangum, who took over for Tom, helped narrow the performance gap a bit by reducing the overall volatility of the subportfolio and introducing more of a value orientation amid the market's free-fall in February and March. Favorable sector positioning helped the most, as Charles shifted the fund's focus away from the high-beta, new-age tech and biotech names to more concentrated positions in stable-growth industries, including finance and health. His conservative style of growth at a reasonable price led him to names such as Fannie Mae and Cardinal Health, which were among the fund's top contributors. Philip Morris was another solid performer for us during the period, as was energy stock Conoco.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the bond portion of the fund fare?

A. Our investment-grade bond holdings, managed by Charlie Morrison, were one of the few bright spots. Declining interest rates and a steepening yield curve driven by slower economic growth and further weakness in the equity markets painted a positive backdrop for the subportfolio during the six-month period. Our positioning in corporate bonds had the biggest influence on performance. We maintained an emphasis on corporates, and even added to the position toward the end of 2000 when bonds were trading at historically cheap prices. This strategy paid off in January - the second strongest month ever for corporates - as a pair of interest-rate cuts levied by the Federal Reserve Board sparked a tremendous rally in the market. We benefited from selling into this rally, particularly within the telecommunications sector, which was hurt the most during the downturn in the fourth quarter of 2000. Diversification also was important for us, as we were able to insulate ourselves somewhat from some of the severe credit problems that plagued several corporate issuers during the period. In terms of high yield, Matt Conti did a nice job of clawing back to even in terms of performance during a period that had so much downside potential. Diversification and timely trading were the key ingredients here as well. January's reversal of fortune in the credit market was a rare opportunity for Matt to sell into strength, which allowed him to shed some lower-quality securities - mainly telecoms - and add more higher-rated debt. In so doing, we managed to spread out our sector positioning and effectively improve our overall risk profile. Still, the high-yield positions did not perform as strongly as investment-grade bonds.

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested a vast majority of Fidelity Asset Manager: Growth's money market investments in a Fidelity money market mutual fund, managed by John Todd. When it became obvious in the fourth quarter of 2000 that the Fed would not hike rates and the economy was softening more quickly than expected, John extended the money market fund's average maturity by purchasing securities with maturities in the three- to six-month range. In doing so, he was able to lock in higher yields in a declining rate environment. By being more selective and avoiding money market securities with longer maturities, he managed to limit the money market fund's exposure to deteriorating credit conditions in the market.

Q. What's your outlook?

A. Caution remains the watchword. I'm content to maintain this strategy until I see a tangible catalyst that's capable of turning this market around. Until I observe evidence of genuine change, it's difficult to make a case for pursuing a more aggressive asset allocation stance. While this positioning could cause us to miss a small portion of the next move up, I can accept it. Particularly in the case of asset allocation funds, I believe it's better to "catch the elevator" on the way up than to ride it into the basement for an eventual bounce.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: maximum total return over the long term through investing in stocks, bonds and short-term and money market instruments

Fund number: 321

Trading symbol: FASGX

Start date: December 30, 1991

Size: as of March 31, 2001, more than $4.3 billion

Manager: Richard Habermann, since 1996; manager, Asset Manager: Aggressive, since 1999; Asset Manager and Asset Manager: Income, since 1996; Fidelity Trend Fund, 1977-1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann prepares for a brighter day in the equity market:

"If you look back at post-war history, there's only one instance in which we've had back-to-back down years in the S&P 500, 1973-74. It's quite unusual for bonds to deliver the type of returns they have versus equities for as long as they have without some sort of reversal. So, I think before the year is over, probability suggests that a brighter day could be in store for equities.

"The market tends to anticipate improvement well before you can actually see it in earnings visibility. We have more ´dry powder' available in the fund now, in the form of a near-neutral equity weighting and higher-than-normal cash position, which allows us to act quickly if need be.

"For months now, many investment strategists have been calling for a market bottom. Thankfully, we chose to ignore ´bottom calls' in January, which resulted in nothing more than a bear-market rally. However, our experience is that markets hit bottom when most folks least expect it. Market and specific stock sentiment often give valuable clues about future market conditions. But you have to be very careful that you don't move too early, which, in the investment game, is often the equivalent of being wrong."

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	3.8	0.7
Clear Channel Communications, Inc.	3.6	0.3
Fannie Mae	3.3	1.4
Bristol-Myers Squibb Co.	2.6	0.5
General Electric Co.	2.5	2.8
Schering-Plough Corp.	2.5	0.4
Conoco, Inc. Class B	2.2	0.0
PNC Financial Services Group, Inc.	1.7	0.2
Freddie Mac	1.5	0.7
Citigroup, Inc.	1.3	1.4
	25.0
Market Sectors as of March 31, 2001
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.6	10.7
Health Care	12.1	8.9
Industrials	9.0	9.6
Information Technology	8.9	21.3
Consumer Discretionary	7.7	8.5
Energy	5.1	6.6
Consumer Staples	3.9	3.5
Telecommunication Services	3.5	2.6
Materials	1.4	0.8
Utilities	0.2	1.1
Asset Allocation (% of fund's net assets)
As of March 31, 2001*	As of September 30, 2000**
Stock class 68.6%	Stock class 76.8%
Bond class 24.1%	Bond class 19.7%
Short-term class 7.3%	Short-term class 3.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments March 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.3%
Hotels Restaurants & Leisure - 1.0%
Mandalay Resort Group (a)	311,300	$ 6,217
McDonald's Corp.	387,100	10,278
Tricon Global Restaurants, Inc. (a)	464,100	17,724
Wendy's International, Inc.	397,800	8,879
		43,098
Household Durables - 0.2%
Black & Decker Corp.	81,100	2,980
Leggett & Platt, Inc.	216,800	4,169
The Stanley Works	17,500	577
		7,726
Media - 4.6%
AOL Time Warner, Inc. (a)	111,050	4,459
Clear Channel Communications, Inc. (a)	2,875,170	156,553
NTL, Inc. warrants 10/14/08 (a)	5,605	112
Omnicom Group, Inc.	110,700	9,175
Viacom, Inc.:
Class A (a)	684,700	30,469
Class B (non-vtg.) (a)	43	2
		200,770
Multiline Retail - 0.4%
Costco Wholesale Corp. (a)	59	2
Target Corp.	186,600	6,733
Wal-Mart Stores, Inc.	257,500	13,004
		19,739
Specialty Retail - 1.1%
Best Buy Co., Inc. (a)	263,000	9,457
Gap, Inc.	167,300	3,968
Home Depot, Inc.	521,100	22,459
Intimate Brands, Inc. Class A	328,100	4,823
Office Depot, Inc. (a)	100,800	882
Pathmark Stores, Inc. (a)	61,298	1,054
Staples, Inc. (a)	219,700	3,268
		45,911
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	5,556	$ 139
Jostens, Inc. warrants 5/1/10 (a)(f)	1,080	22
		161
TOTAL CONSUMER DISCRETIONARY		317,405
CONSUMER STAPLES - 3.9%
Beverages - 0.6%
PepsiCo, Inc.	172,100	7,564
The Coca-Cola Co.	438,650	19,809
		27,373
Food & Drug Retailing - 0.4%
CVS Corp.	126,300	7,387
Kroger Co. (a)	277,000	7,144
Walgreen Co.	102,900	4,198
		18,729
Food Products - 0.7%
Quaker Oats Co.	157,350	15,271
Wm. Wrigley Jr. Co.	301,400	14,543
		29,814
Household Products - 0.2%
Colgate-Palmolive Co.	157,400	8,698
Personal Products - 0.8%
Alberto-Culver Co. Class B	113,870	4,516
Avon Products, Inc.	274,800	10,989
Estee Lauder Companies, Inc. Class A	148,100	5,394
Gillette Co.	355,500	11,081
		31,980
Tobacco - 1.2%
Philip Morris Companies, Inc.	1,103,200	52,347
TOTAL CONSUMER STAPLES		168,941
ENERGY - 5.1%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	232,900	8,457
BJ Services Co. (a)	121,000	8,615
ENSCO International, Inc.	256,200	8,967
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	243,200	$ 8,938
Schlumberger Ltd. (NY Shares)	164,200	9,460
		44,437
Oil & Gas - 4.1%
Chevron Corp.	332,100	29,158
Conoco, Inc. Class B	3,436,599	97,084
Devon Energy Corp.	493,000	28,693
Exxon Mobil Corp.	252,350	20,440
		175,375
TOTAL ENERGY		219,812
FINANCIALS - 14.4%
Banks - 4.7%
Bank of America Corp.	535,200	29,302
Bank One Corp.	653,600	23,647
Comerica, Inc.	233,900	14,385
First Union Corp.	281,895	9,303
FleetBoston Financial Corp.	306,900	11,585
M&T Bank Corp.	72,500	5,068
PNC Financial Services Group, Inc.	1,069,800	72,479
Synovus Finanical Corp.	391,200	10,562
U.S. Bancorp	404,547	9,385
Wells Fargo & Co.	357,300	17,676
		203,392
Diversified Financials - 7.8%
American Express Co.	364,400	15,050
Citigroup, Inc.	1,259,733	56,663
Fannie Mae	1,817,940	144,708
Freddie Mac	1,012,600	65,647
Household International, Inc.	364,900	21,617
J.P. Morgan Chase & Co.	427,400	19,190
Merrill Lynch & Co., Inc.	264,100	14,631
Morgan Stanley Dean Witter & Co.	33,500	1,792
		339,298
Insurance - 1.9%
AFLAC, Inc.	500,020	13,771
Allmerica Financial Corp.	259,600	13,471
American International Group, Inc.	278,500	22,419
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	340,400	$ 20,084
XL Capital Ltd. Class A	158,500	12,057
		81,802
TOTAL FINANCIALS		624,492
HEALTH CARE - 12.1%
Biotechnology - 0.1%
Affymetrix, Inc. (a)	54,600	1,519
Sepracor, Inc. (a)	45,900	1,469
		2,988
Health Care Equipment & Supplies - 0.4%
Biomet, Inc.	254,100	10,009
Medtronic, Inc.	148,300	6,783
		16,792
Health Care Providers & Services - 4.3%
Cardinal Health, Inc.	1,711,880	165,611
CIGNA Corp.	94,700	10,167
Express Scripts, Inc. Class A (a)	107,200	9,292
		185,070
Pharmaceuticals - 7.3%
American Home Products Corp.	315,600	18,542
Bristol-Myers Squibb Co.	1,912,900	113,626
Eli Lilly & Co.	643,000	49,292
Merck & Co., Inc.	266,000	20,189
Pfizer, Inc.	190,900	7,817
Schering-Plough Corp.	2,948,480	107,708
		317,174
TOTAL HEALTH CARE		522,024
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.9%
General Dynamics Corp.	436,000	27,355
Honeywell International, Inc.	1,090,500	44,492
United Technologies Corp.	133,400	9,778
		81,625
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Southwest Airlines Co.	301,500	$ 5,352
Building Products - 0.1%
American Standard Companies, Inc. (a)	63,200	3,733
Commercial Services & Supplies - 0.8%
Automatic Data Processing, Inc.	158,300	8,608
ChoicePoint, Inc. (a)	458,950	15,513
Cintas Corp.	166,500	6,563
Robert Half International, Inc. (a)	241,900	5,406
		36,090
Electrical Equipment - 0.3%
Emerson Electric Co.	190,600	11,817
Industrial Conglomerates - 3.2%
General Electric Co.	2,617,600	109,573
Textron, Inc.	65,900	3,746
Tyco International Ltd.	560,900	24,248
		137,567
Machinery - 1.8%
Caterpillar, Inc.	205,780	9,133
Danaher Corp.	410,200	22,381
Illinois Tool Works, Inc.	167,300	9,509
Ingersoll-Rand Co.	445,000	17,671
Parker-Hannifin Corp.	492,200	19,550
		78,244
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	434,210	13,191
Union Pacific Corp.	434,840	24,460
		37,651
TOTAL INDUSTRIALS		392,079
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	1,543,195	24,402
Comverse Technology, Inc. (a)	222,200	13,085
JDS Uniphase Corp. (a)	65,900	1,215
Juniper Networks, Inc. (a)	18,500	702
Nokia AB sponsored ADR	189,300	4,543
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.	402,300	$ 5,652
Tellabs, Inc. (a)	135,700	5,521
		55,120
Computers & Peripherals - 2.5%
Dell Computer Corp. (a)	525,300	13,494
EMC Corp. (a)	167,900	4,936
Gateway, Inc. (a)	206,800	3,476
International Business Machines Corp.	495,700	47,676
Lexmark International, Inc. Class A (a)	166,000	7,556
NCR Corp. (a)	263,200	10,273
Sun Microsystems, Inc. (a)	1,487,300	22,860
		110,271
Electronic Equipment & Instruments - 0.3%
Avnet, Inc.	110,300	2,261
Ingram Micro, Inc. Class A (a)	137,600	1,858
Sanmina Corp. (a)	115,300	2,256
SCI Systems, Inc. (a)	307,500	5,597
		11,972
IT Consulting & Services - 0.4%
Electronic Data Systems Corp.	317,200	17,719
Semiconductor Equipment & Products - 2.3%
Altera Corp. (a)	466,400	9,998
Analog Devices, Inc. (a)	228,500	8,281
Flextronics International Ltd. (a)	343,400	5,151
Intel Corp.	486,700	12,806
KLA-Tencor Corp. (a)	81,300	3,201
Linear Technology Corp.	209,400	8,598
Micron Technology, Inc. (a)	741,400	30,790
Novellus Systems, Inc. (a)	191,900	7,784
Texas Instruments, Inc.	230,000	7,125
Xilinx, Inc. (a)	123,500	4,338
		98,072
Software - 2.1%
BMC Software, Inc. (a)	330,400	7,104
Cadence Design Systems, Inc. (a)	272,200	5,033
Computer Associates International, Inc.	272,800	7,420
Manugistics Group, Inc. (a)	147,200	2,696
Microsoft Corp. (a)	1,036,000	56,656
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	627,600	$ 9,401
Siebel Systems, Inc. (a)	167,100	4,545
		92,855
TOTAL INFORMATION TECHNOLOGY		386,009
MATERIALS - 1.4%
Chemicals - 0.6%
Dow Chemical Co.	329,600	10,405
E.I. du Pont de Nemours and Co.	250,600	10,199
PPG Industries, Inc.	34,600	1,595
Rohm & Haas Co.	102,500	3,158
		25,357
Containers & Packaging - 0.1%
Bemis Co., Inc.	129,850	4,297
Metals & Mining - 0.3%
Alcoa, Inc.	392,300	14,103
Paper & Forest Products - 0.4%
International Paper Co.	421,200	15,197
TOTAL MATERIALS		58,954
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T Corp.	783,200	16,682
BellSouth Corp.	860,400	35,208
McCaw International Ltd. warrants 4/16/07 (a)(f)	12,170	61
Ono Finance PLC rights 5/31/09 (a)(f)	2,840	11
Qwest Communications International, Inc. (a)	316,000	11,076
SBC Communications, Inc.	1,084,400	48,397
Sprint Corp. - FON Group	424,100	9,326
Verizon Communications	86,400	4,260
WorldCom, Inc. (a)	248,800	4,649
		129,670
Wireless Telecommunication Services - 0.0%
Motient Corp. warrants 4/1/08 (a)	2,990	3
TOTAL TELECOMMUNICATION SERVICES		129,673
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Enron Corp.	130,400	$ 7,576
TOTAL COMMON STOCKS (Cost $2,957,958)		2,826,965
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (a)(f)	205,458	4
Nonconvertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	179,625	19,624
FINANCIALS - 0.2%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	1,800	1,778
Real Estate - 0.2%
California Federal Preferred Capital Corp. $2.2812	298,366	7,161
TOTAL FINANCIALS		8,939
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	3,745	3,651
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	22,040	16,750
TOTAL TELECOMMUNICATION SERVICES		20,401
TOTAL NONCONVERTIBLE PREFERRED STOCKS		48,964
TOTAL PREFERRED STOCKS (Cost $52,555)		48,968
Corporate Bonds - 18.3%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.2%
Hotels Restaurants & Leisure - 0.1%
Hilton Hotels Corp. 5% 5/15/06	Ba2	$ 5,990	$ 5,151
Media - 0.1%
EchoStar Communications Corp.:
4.875% 1/1/07 (f)	Caa2	850	748
4.875% 1/1/07	Caa2	1,980	1,742
			2,490
TOTAL CONSUMER DISCRETIONARY			7,641
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Key Energy Services, Inc. 5% 9/15/04	B2	1,755	1,566
HEALTH CARE - 0.5%
Biotechnology - 0.2%
Affymetrix, Inc. 4.75% 2/15/07	CCC+	13,480	8,155
Health Care Providers & Services - 0.3%
Tenet Healthcare Corp. 6% 12/1/05	B1	10,345	9,414
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	3,940	3,467
7% 5/15/09	B2	860	757
			13,638
TOTAL HEALTH CARE			21,793
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 4% 2/1/02	Ba1	1,380	1,332
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.4%
Gilat Satellite Networks Ltd. yankee 4.25% 3/15/05	-	490	286
Juniper Networks, Inc. 4.75% 3/15/07	B-	18,542	13,397
ONI Systems Corp. 5% 10/15/05	CCC	3,110	1,969
			15,652
Electronic Equipment & Instruments - 0.2%
Sanmina Corp. 0% 9/12/20	Ba3	25,731	8,491
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 0.1%
Vitesse Semiconductor Corp. 4% 3/15/05	B2	$ 5,710	$ 4,225
Software - 0.1%
Networks Associates, Inc. 0% 2/13/18	-	18,290	6,676
TOTAL INFORMATION TECHNOLOGY			35,044
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Aether Systems, Inc. 6% 3/22/05	CCC	3,360	1,650
TOTAL CONVERTIBLE BONDS			69,026
Nonconvertible Bonds - 16.7%
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	1,460	1,387
Lear Corp. 8.11% 5/15/09	Ba1	2,025	2,030
TRW, Inc. 8.75% 5/15/06	Baa2	480	509
			3,926
Hotels Restaurants & Leisure - 1.2%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	1,260	1,285
Alliance Gaming Corp. 10% 8/1/07	Caa1	2,335	2,055
Anchor Gaming 9.875% 10/15/08	B1	950	1,007
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	2,350	2,303
Boyd Gaming Corp. 9.5% 7/15/07	B1	235	219
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	4,365	4,496
Domino's, Inc. 10.375% 1/15/09	B3	4,040	4,020
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	1,980	1,980
HMH Properties, Inc. 7.875% 8/1/05	Ba2	2,920	2,847
Hollywood Casino Corp. 11.25% 5/1/07	B3	265	280
Hollywood Casino Shreveport/Shreveport Capital Corp. 13% 8/1/06	B3	3,770	4,024
Host Marriott LP 8.375% 2/15/06	Ba2	2,280	2,269
International Game Technology:
7.875% 5/15/04	Ba1	1,195	1,204
8.375% 5/15/09	Ba1	1,580	1,620
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels Restaurants & Leisure - continued
Mandalay Resort Group 9.5% 8/1/08	Ba2	$ 2,720	$ 2,836
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	3,005	3,020
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	905	919
8.75% 1/1/09	Ba3	1,725	1,764
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	1,530	1,519
9.375% 2/15/07	Ba2	1,560	1,619
Premier Parks, Inc. 9.75% 6/15/07	B3	2,640	2,713
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	900	929
Six Flags, Inc. 9.5% 2/1/09 (f)	B3	2,260	2,322
Station Casinos, Inc. 10.125% 3/15/06	B1	1,383	1,424
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	2,470	2,532
			51,206
Household Durables - 0.2%
D.R. Horton, Inc.:
8% 2/1/09	Ba1	2,470	2,390
9.375% 3/15/11	Ba3	920	906
Ryland Group, Inc. 9.75% 9/1/10	Ba2	3,530	3,689
			6,985
Internet & Catalog Retail - 0.0%
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	2,550	1,505
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 7.95% 3/15/03	Ba3	3,270	3,107
Media - 3.3%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	3,745	3,464
Adelphia Communications Corp.:
7.5% 1/15/04	B2	2,135	2,028
10.875% 10/1/10	B2	2,000	2,115
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	2,931	3,224
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	4,800	4,176
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
At Entertainment, Inc.:
0% 7/15/08 (d)	B2	$ 5,305	$ 2,440
0% 2/1/09 (d)	B2	1,315	500
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	1,070	1,078
Century Communications Corp. 0% 1/15/08	B2	4,820	2,277
Chancellor Media Corp. 8% 11/1/08	Ba1	380	390
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.25% 4/1/07	B2	2,450	2,328
8.625% 4/1/09	B2	2,920	2,774
10% 4/1/09	B2	7,530	7,756
10.25% 1/15/10	B2	1,335	1,375
10.75% 10/1/09	B2	1,325	1,418
11.125% 1/15/11	B2	2,655	2,841
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	1,335	1,028
Citadel Broadcasting Co.:
9.25% 11/15/08	B3	1,200	1,248
10.25% 7/1/07	B3	4,460	4,750
Classic Cable, Inc.:
9.375% 8/1/09	Caa1	860	525
10.5% 3/1/10	Caa1	220	130
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	2,870	2,656
CSC Holdings, Inc.:
9.25% 11/1/05	Ba3	1,710	1,753
9.875% 5/15/06	Ba3	3,220	3,381
9.875% 4/1/23	B1	1,435	1,535
10.5% 5/15/16	Ba3	2,980	3,338
Diamond Cable Communications PLC yankee:
0% 2/15/07 (d)	B2	4,460	3,167
11.75% 12/15/05	B2	2,320	2,158
EchoStar DBS Corp. 9.25% 2/1/06	B1	9,115	9,115
Fox Family Worldwide, Inc.:
0% 11/1/07 (d)	B1	2,025	1,721
9.25% 11/1/07	B1	4,215	4,257
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	6,301	6,333
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	$ 8,282	$ 8,292
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	4,970	4,821
Granite Broadcasting Corp. 8.875% 5/15/08	Caa1	1,010	687
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	1,190	1,075
International Cabletel, Inc. 11.5% 2/1/06	B2	2,530	2,226
K-III Communications Corp. 8.5% 2/1/06	Ba3	1,550	1,546
Knology Holding, Inc. 0% 10/15/07 (d)	-	385	104
LIN Television Corp. 8.375% 3/1/08	B2	530	482
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	620	620
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	950	895
7.75% 1/20/24	Baa3	680	646
8% 10/17/16	Baa3	720	726
NTL, Inc. 0% 4/1/08 (d)	B3	880	519
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	7,510	7,660
Paramount Communications, Inc. 7.5% 1/15/02	A3	600	610
Satelites Mexicanos SA de CV 10.125% 6/30/04 (f)(i)	B1	1,778	1,609
TCI Communications, Inc. 9.8% 2/1/12	A3	1,790	2,146
Telemundo Holdings, Inc. 0% 8/15/08 (d)	Caa1	2,255	1,533
Telewest Communications PLC yankee 0% 2/1/10 (d)	B2	1,190	702
Telewest PLC:
yankee 9.625% 10/1/06	B2	420	391
yankee 11% 10/1/07	B2	17,645	17,292
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	1,160	1,265
Young Broadcasting, Inc. 8.75% 6/15/07	B2	710	646
			143,772
Multiline Retail - 0.4%
Dayton Hudson Corp. 7.5% 7/15/06	A2	1,000	1,085
Dillards, Inc.:
6.125% 11/1/03	Baa3	2,480	2,257
6.43% 8/1/04	Baa3	1,275	1,167
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	$ 1,100	$ 1,118
8.5% 6/15/03	Baa1	520	550
JCPenney Co., Inc. 6.5% 6/15/02	Baa3	1,390	1,256
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	720	634
7.25% 4/1/02	Ba2	510	500
Kmart Corp.:
9.375% 2/1/06	Baa3	900	900
12.5% 3/1/05	Baa3	4,240	4,622
Saks, Inc.:
7% 7/15/04	Ba1	5,165	4,674
8.25% 11/15/08	Ba1	505	444
			19,207
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	1,270	1,309
Jostens, Inc. 12.75% 5/1/10	B3	1,080	1,114
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	2,755	2,583
7% 11/1/06	Ba3	865	761
Norton McNaughton, Inc. 12.5% 6/1/05	B2	315	298
			6,065
TOTAL CONSUMER DISCRETIONARY			235,773
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	B1	710	715
Canandaigua Brands, Inc. 8.75% 12/15/03	B1	880	887
			1,602
Food & Drug Retailing - 0.3%
Fleming Companies, Inc. 10.125% 4/1/08 (f)	Ba3	3,435	3,495
Rite Aid Corp. 10.5% 9/15/02 (f)	Caa1	7,095	6,740
Winn-Dixie Stores, Inc. 8.875% 4/1/08	Ba2	2,390	2,393
			12,628
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.1%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	$ 1,280	$ 1,329
Kellogg Co. 6.6% 4/1/11 (f)	Baa2	460	461
			1,790
Tobacco - 0.1%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	3,000	3,114
7.25% 9/15/01	A2	540	543
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	900	900
			4,557
TOTAL CONSUMER STAPLES			20,577
ENERGY - 1.0%
Energy Equipment & Services - 0.4%
DI Industries, Inc. 8.875% 7/1/07	B1	4,995	4,995
Key Energy Services, Inc. 8.375% 3/1/08 (f)	Ba3	2,455	2,507
Parker Drilling Co. 9.75% 11/15/06	B1	2,240	2,290
RBF Finance Co.:
11% 3/15/06	Baa3	2,160	2,673
11.375% 3/15/09	Baa3	3,125	3,781
			16,246
Oil & Gas - 0.6%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	1,425	1,446
Chesapeake Energy Corp.:
8.125% 4/1/11 (f)	B2	6,280	6,175
9.625% 5/1/05	B2	4,375	4,583
Cross Timbers Oil Co.:
8.75% 11/1/09	B1	745	775
9.25% 4/1/07	B1	2,910	3,056
Oryx Energy Co.:
8% 10/15/03	Baa1	895	945
8.125% 10/15/05	Baa1	1,305	1,407
8.375% 7/15/04	Baa1	1,700	1,824
Petro-Canada yankee 7% 11/15/28	A3	520	500
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	545	634
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Plains Resources, Inc.:
10.25% 3/15/06	B2	$ 685	$ 692
10.25% 3/15/06	B2	470	482
Tesoro Petroleum Corp. 9% 7/1/08	B1	2,525	2,576
			25,095
TOTAL ENERGY			41,341
FINANCIALS - 2.2%
Banks - 0.6%
Bank of America Corp. 7.8% 2/15/10	Aa3	980	1,054
Bank One Capital III 8.75% 9/1/30	Aa3	400	427
Bank One Corp. 7.875% 8/1/10	A1	2,050	2,222
BankBoston Corp. 6.625% 2/1/04	A3	600	614
Barclays Bank PLC 8.55% 9/29/49 (e)(f)	Aa2	1,600	1,753
Capital One Bank:
6.375% 2/15/03	Baa2	1,040	1,029
6.65% 3/15/04	Baa3	2,550	2,504
Chevy Chase Savings Bank FSB 9.25% 12/1/08	B1	1,020	1,010
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	500	569
Den Danske Bank AS 6.375% 6/15/08 (f)(i)	Aa3	1,590	1,660
Home Savings of America FSB 6.5% 8/15/04	A3	970	978
Korea Development Bank:
6.625% 11/21/03	Baa2	875	878
7.125% 4/22/04	Baa2	430	436
7.375% 9/17/04	Baa2	130	133
Long Island Savings Bank FSB 7% 6/13/02	Baa3	650	657
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	950	996
9.118% 3/31/49	A1	545	616
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	4,780	4,804
Summit Bancorp 8.625% 12/10/02	A3	650	683
Union Planters Corp. 7.75% 3/1/11	Baa2	930	954
			23,977
Diversified Financials - 1.1%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	Aa3	3,080	3,371
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	$ 4,035	$ 3,753
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	800	767
Amvescap PLC yankee 6.375% 5/15/03	A2	1,650	1,665
Associates Corp. of North America 5.8% 4/20/04	Aa3	300	303
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08 (f)	Ba3	2,515	2,597
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,150	1,040
CIT Group, Inc. 5.5% 2/15/04	A1	160	158
Citigroup, Inc. 7.25% 10/1/10	Aa3	900	949
Countrywide Funding Corp. 6.45% 2/27/03	A3	1,300	1,322
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	B2	720	461
Details Capital Corp. 0% 11/15/07 (d)	B3	810	689
ERP Operating LP:
6.55% 11/15/01	A3	600	605
7.1% 6/23/04	A3	1,000	1,030
Finova Capital Corp. 7.25% 11/8/04	Caa2	3,160	2,654
Ford Motor Credit Co.:
7.375% 2/1/11	A2	450	466
7.5% 3/15/05	A2	1,250	1,305
7.875% 6/15/10	A2	1,355	1,452
GS Escrow Corp. 7% 8/1/03	Ba1	2,675	2,653
Household Finance Corp. 6.5% 1/24/06	A2	1,175	1,210
HSBC Capital Funding LP 10.176% 12/31/49 (e)(f)	A1	1,040	1,265
Madison River Capital LLC/Madison River Finance Corp. 13.25% 3/1/10	Caa1	3,740	2,693
Metris Companies, Inc. 10% 11/1/04	Ba3	590	537
Michael Foods Acquisition Corp. 11.75% 4/1/11 (f)	B2	1,695	1,720
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A1	330	338
Qwest Capital Funding, Inc. 7.75% 8/15/06 (f)	Baa1	2,520	2,666
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	1,150	1,162
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	2,550	2,515
6.875% 11/15/28	Baa1	1,215	1,033
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Stone Container Finance Co. 11.5% 8/15/06 (f)	B2	$ 265	$ 276
The Money Store, Inc. 7.3% 12/1/02	A2	850	877
Trench Electronics SA/Trench, Inc. yankee 10.25% 12/15/07	B3	1,800	1,170
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	1,390	1,396
6.75% 5/15/09	Baa1	1,115	1,053
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	900	993
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	600	516
			48,660
Insurance - 0.2%
Conseco, Inc.:
6.4% 6/15/01	B1	2,955	2,937
6.4% 2/10/03	Baa3	3,030	2,697
8.5% 10/15/02	Baa3	3,150	3,044
8.75% 2/9/04	B1	1,785	1,553
			10,231
Real Estate - 0.3%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	530	528
7.125% 3/15/04	Baa2	1,030	1,042
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	1,000	1,022
EOP Operating LP:
6.375% 2/15/03	Baa1	200	203
6.75% 2/15/08	Baa1	570	566
7.75% 11/15/07	Baa1	950	992
LNR Property Corp.:
9.375% 3/15/08	B1	5,455	5,210
10.5% 1/15/09	B1	4,910	4,898
			14,461
TOTAL FINANCIALS			97,329
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
AdvancePCS 8.5% 4/1/08 (f)	B1	3,505	3,558
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba2	$ 1,890	$ 1,852
Dynacare, Inc. yankee 10.75% 1/15/06	B2	590	584
Express Scripts, Inc. 9.625% 6/15/09	Ba2	1,460	1,568
HCA - The Healthcare Co. 8.75% 9/1/10 (callable)	Ba2	1,910	2,044
HEALTHSOUTH Corp. 10.75% 10/1/08	Ba3	3,260	3,456
Manor Care, Inc. 8% 3/1/08 (f)	Ba1	855	868
Omnicare, Inc. 8.125% 3/15/11 (f)	Ba2	1,955	1,994
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	990	1,015
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	2,415	2,663
Unilab Corp. 12.75% 10/1/09	B3	2,245	2,498
			22,100
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BE Aerospace, Inc. 8% 3/1/08	B2	2,435	2,362
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	390	406
Sequa Corp.:
8.875% 4/1/08 (f)	Ba2	3,840	3,859
9% 8/1/09	Ba2	2,080	2,111
			8,738
Airlines - 0.2%
Air Canada 10.25% 3/15/11 (f)	B1	3,150	3,056
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	97	98
Class C2, 7.434% 3/15/06	Baa1	280	285
Delta Air Lines, Inc.:
Series 2000 1 Class A2, 7.57% 11/18/10	Aa2	265	285
8.3% 12/15/29	Baa3	950	828
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba2	2,440	2,403
8.52% 4/7/04	Ba2	1,450	1,436
			8,391
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - 0.0%
American Standard, Inc. 7.625% 2/15/10	Ba2	$ 700	$ 700
USG Corp. 9.25% 9/15/01	Ba2	665	658
			1,358
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	1,390	1,355
7.625% 1/1/06	Ba3	1,295	1,256
7.875% 1/1/09	Ba3	3,105	2,996
10% 8/1/09	B2	815	831
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,830	1,775
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	1,970	1,694
Iron Mountain, Inc. 8.75% 9/30/09	B2	3,000	3,038
Iron Mountain, Inc. 8.625% 4/1/13	B2	2,070	2,088
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	1,155	959
World Color Press, Inc. 7.75% 2/15/09	Baa3	3,210	2,985
			18,977
Construction & Engineering - 0.1%
Anteon Corp. 12% 5/15/09	B3	3,130	3,005
Electrical Equipment - 0.1%
Comdisco, Inc.:
6.375% 11/30/01	Baa2	800	760
7.25% 9/1/02	Baa2	1,750	1,470
			2,230
Machinery - 0.2%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	5,705	6,104
Numatics, Inc. 9.625% 4/1/08	B3	625	425
Terex Corp. 10.375% 4/1/11 (f)	B2	1,690	1,698
Tyco International Group SA yankee:
6.75% 2/15/11	Baa1	1,120	1,125
6.875% 9/5/02	Baa1	120	122
			9,474
Marine - 0.2%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	2,125	2,146
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3	$ 3,590	$ 3,087
10.25% 11/15/06	Ba3	1,660	1,370
			6,603
Road & Rail - 0.2%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	1,000	951
CSX Corp.:
6.25% 10/15/08	Baa2	585	570
6.46% 6/22/05	Baa2	990	998
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	2,340	2,400
TFM SA de CV yankee:
0% 6/15/09 (d)	B1	2,295	1,876
10.25% 6/15/07	B1	1,915	1,834
			8,629
TOTAL INDUSTRIALS			67,405
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
L-3 Communications Corp.:
8% 8/1/08	B2	2,280	2,257
10.375% 5/1/07	B2	1,335	1,428
Lucent Technologies, Inc.:
6.9% 7/15/01	Baa3	1,390	1,376
7.25% 7/15/06	Baa3	515	479
Spectrasite Holdings, Inc.:
10.75% 3/15/10	B3	265	220
12.5% 11/15/10	B3	715	644
			6,404
Computers & Peripherals - 0.0%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	1,100	1,114
Electronic Equipment & Instruments - 0.2%
ChipPAC International Ltd. 12.75% 8/1/09	B3	2,715	2,444
Fisher Scientific International, Inc. 9% 2/1/08	B3	3,760	3,732
Millipore Corp. 7.5% 4/1/07	Ba2	1,030	968
			7,144
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.1%
Exodus Communications, Inc. 11.625% 7/15/10	B3	$ 3,395	$ 2,733
PSINet, Inc. 10% 2/15/05	Ca	4,560	410
Rhythms NetConnections, Inc. 12.75% 4/15/09	Caa1	3,715	483
			3,626
IT Consulting & Services - 0.1%
Unisys Corp.:
7.875% 4/1/08	Ba1	1,710	1,676
11.75% 10/15/04	Ba1	3,755	3,957
			5,633
Office Electronics - 0.0%
Xerox Corp. 8.125% 4/15/02	Ba1	490	426
Semiconductor Equipment & Products - 0.2%
Amkor Technology, Inc.:
9.25% 5/1/06	Ba3	505	481
10.5% 5/1/09	B1	495	478
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	580	560
10.375% 10/1/07	B2	3,325	3,209
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba3	60	56
9.875% 7/1/10	Ba3	2,410	2,290
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	3,000	2,520
			9,594
TOTAL INFORMATION TECHNOLOGY			33,941
MATERIALS - 1.4%
Chemicals - 0.7%
Acetex Corp. yankee 9.75% 10/1/03	B3	865	830
Avecia Group PLC yankee 11% 7/1/09	B2	4,640	4,872
Georgia Gulf Corp. 10.375% 11/1/07	B1	3,065	3,188
Hercules, Inc. 11.125% 11/15/07 (f)	Ba2	505	506
Huntsman Corp. 9.5% 7/1/07 (f)	Caa1	1,580	1,209
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	1,125	1,148
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	9,185	9,415
10.875% 5/1/09	B2	1,830	1,848
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	$ 1,155	$ 1,132
7.75% 8/15/05	Ba1	1,445	1,402
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	1,855	1,744
The Scotts Co. 8.625% 1/15/09	B2	2,625	2,651
			29,945
Containers & Packaging - 0.2%
Crown Cork & Seal, Inc. 7.125% 9/1/02	B2	2,930	2,198
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	2,480	1,488
9.75% 6/15/07	Caa1	1,310	812
Owens-Illinois, Inc. 7.85% 5/15/04	B1	2,975	2,469
Packaging Corp. of America 9.625% 4/1/09	B1	945	1,014
U.S. Can Corp. 12.375% 10/1/10 (f)	B3	1,815	1,888
			9,869
Metals & Mining - 0.3%
AK Steel Corp. 9.125% 12/15/06	Ba2	3,365	3,331
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	1,240	1,256
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	7,670	8,054
			12,641
Paper & Forest Products - 0.2%
Container Corp. of America 11.25% 5/1/04	B2	940	940
Doman Industries Ltd. yankee:
8.75% 3/15/04	Caa1	3,485	1,986
9.25% 11/15/07	Caa1	320	153
Potlatch Corp. 6.25% 3/15/02	Baa3	810	811
Repap New Brunswick, Inc. yankee 10.625% 4/15/05	Ba2	330	339
Riverwood International Corp.:
10.25% 4/1/06	B3	685	695
10.625% 8/1/07	B3	520	534
Stone Container Corp. 9.75% 2/1/11 (f)	B2	2,785	2,813
Tembec Finance Corp. yankee 9.875% 9/30/05	Ba1	295	305
			8,576
TOTAL MATERIALS			61,031
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.0%
American Mobile Satellite Corp. 12.25% 4/1/08	-	$ 2,990	$ 1,166
AT&T Corp. 6.5% 3/15/29	A2	1,025	866
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (f)	Baa1	830	920
Covad Communications Group, Inc. 12% 2/15/10	Caa1	4,375	656
Earthwatch, Inc. 0% 7/15/07 (d)	-	3,670	3,120
France Telecom SA:
7.2% 3/1/06 (f)	A3	510	518
8.5% 3/1/31 (f)	A3	940	939
Global Crossing Holdings Ltd. 9.125% 11/15/06	Ba2	1,375	1,320
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	1,065	1,070
0% 7/15/07 (d)	B2	1,275	1,109
8.5% 1/15/08	B2	1,110	1,088
8.6% 6/1/08	B2	795	779
8.875% 11/1/07	B2	2,220	2,176
9.5% 3/1/09	B2	270	267
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	11,637	6,982
NEON Communications, Inc. 12.75% 8/15/08	-	3,565	1,533
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	6,285	2,954
12.75% 8/1/10	Caa1	1,440	1,051
Ono Finance PLC:
13% 5/1/09	Caa1	880	678
14% 2/15/11 unit (f)	Caa1	975	790
Telecomunicaciones de Puerto Rico, Inc.:
6.15% 5/15/02	Baa1	2,000	2,001
6.65% 5/15/06	Baa1	1,385	1,355
Telefonica Europe BV 8.25% 9/15/30	A2	2,175	2,267
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	1,596	1,585
7.7% 7/20/29	Baa1	85	83
Teligent, Inc. 0% 3/1/08 (d)	Ca	5,670	57
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	2,235	2,257
Tritel PCS, Inc. 10.375% 1/15/11 (f)	B3	865	796
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Versatel Telecom International NV yankee:
11.875% 7/15/09	B3	$ 505	$ 293
13.25% 5/15/08	B3	515	309
13.25% 5/15/08	B3	1,785	1,071
WorldCom, Inc. 8.875% 1/15/06	A3	1,180	1,206
			43,262
Wireless Telecommunication Services - 1.3%
American Tower Corp. 9.375% 2/1/09 (f)	B3	1,560	1,482
AT&T Wireless Services, Inc.:
7.875% 3/1/11 (f)	Baa2	1,140	1,143
8.75% 3/1/31 (f)	Baa2	1,000	998
Crown Castle International Corp. 9.5% 8/1/11	B3	2,070	2,018
Dobson Communications Corp. 10.875% 7/1/10	B3	2,235	2,291
Echostar Broadband Corp. 10.375% 10/1/07	B3	4,860	4,957
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	3,725	3,725
Millicom International Cellular SA yankee 0% 6/1/06 (d)	Caa1	12,080	10,510
Nextel Communications, Inc.:
0% 10/31/07 (d)	B1	21,510	15,057
12% 11/1/08	B1	1,810	1,701
Nextel Partners, Inc.:
0% 2/1/09 (d)	B3	4,080	2,611
11% 3/15/10	B3	60	52
Vodafone Group PLC yankee 7.625% 2/15/05	A2	940	996
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	B2	1,715	1,291
10.375% 11/15/09	B2	7,705	8,456
			57,288
TOTAL TELECOMMUNICATION SERVICES			100,550
UTILITIES - 1.0%
Electric Utilities - 0.9%
AES Corp.:
8.375% 8/15/07	Ba3	800	784
8.5% 11/1/07	Ba3	6,670	6,537
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
AES Corp.: - continued
9.375% 9/15/10	Ba1	$ 3,260	$ 3,423
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa2	1,320	1,245
CMS Energy Corp.:
6.75% 1/15/04	Ba3	530	509
7.5% 1/15/09	Ba3	2,845	2,689
8.5% 4/15/11	Ba3	3,410	3,384
9.875% 10/15/07	Ba3	4,615	4,892
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	255	282
Hydro-Quebec yankee 8.4% 3/28/25	A2	1,050	1,263
Illinois Power Co. 7.5% 6/15/09	Baa1	550	567
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (f)	A3	1,355	1,208
7.875% 12/15/26 (f)	A3	660	597
NiSource Finance Corp. 7.875% 11/15/10	Baa2	1,195	1,288
Orion Power Holdings, Inc. 12% 5/1/10 (f)	Ba3	3,725	4,116
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	995	900
6.25% 3/1/04	B3	2,505	2,242
7.875% 3/1/02	B3	190	176
Southern California Edison Co. 6.25% 6/15/03	B3	165	150
Texas Utilities Co. 6.375% 1/1/08	Baa3	130	125
Tiverton Power Associates LP/Rumford Power Associates LP 9% 7/15/18 (f)	Ba1	2,865	2,965
			39,342
Gas Utilities - 0.1%
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa1	600	625
Sempra Energy 7.95% 3/1/10	A2	1,755	1,773
			2,398
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Azurix Corp. 10.375% 2/15/07	Ba3	$ 480	$ 492
TOTAL UTILITIES			42,232
TOTAL NONCONVERTIBLE BONDS			722,279
TOTAL CORPORATE BONDS (Cost $803,708)			791,305
U.S. Government and Government Agency Obligations - 2.1%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
6% 12/15/05	Aaa	975	1,009
6% 5/15/08	Aaa	4,100	4,215
6.25% 2/1/11	Aa2	810	824
6.625% 11/15/10	Aaa	1,680	1,788
7.25% 1/15/10	Aaa	4,770	5,272
7.25% 5/15/30	Aaa	1,055	1,190
Federal Home Loan Bank:
5% 2/28/03	Aaa	7,270	7,315
6.375% 11/15/02	Aaa	5,500	5,651
Freddie Mac:
5.5% 5/15/02	Aaa	7,500	7,583
5.75% 3/15/09	Aaa	4,700	4,733
5.875% 3/21/11	Aa2	2,320	2,295
6.875% 1/15/05	Aaa	940	998
6.875% 9/15/10	Aaa	3,400	3,677
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			46,550
U.S. Treasury Obligations - 1.0%
U.S. Treasury Bills, yield at date of purchase 4.77% to 5.21% 4/12/01 to 5/17/01 (h)	-	7,200	7,177
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	2,720	2,902
6.125% 8/15/29	Aaa	660	709
6.625% 2/15/27	Aaa	100	113
8.125% 8/15/19	Aaa	2,070	2,672
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
11.25% 2/15/15	Aaa	$ 6,470	$ 10,139
11.75% 2/15/10 (callable)	Aaa	1,000	1,245
12% 8/15/13	Aaa	815	1,160
U.S. Treasury Notes:
6.5% 5/31/02	Aaa	3,000	3,077
6.5% 2/15/10	Aaa	5,560	6,142
6.625% 6/30/01	Aaa	1,900	1,910
7% 7/15/06	Aaa	7,240	8,023
TOTAL U.S. TREASURY OBLIGATIONS			45,269
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $89,252)			91,819
U.S. Government Agency - Mortgage Securities - 2.9%

Fannie Mae - 2.1%
6% 1/1/09 to 3/1/31	Aaa	24,247	23,870
6.5% 5/1/23 to 3/1/31	Aaa	26,535	26,464
6.5% 3/1/31 (g)	Aaa	8,331	8,295
7% 12/1/24 to 1/1/29	Aaa	18,195	18,447
7.5% 5/1/27 to 12/1/30	Aaa	9,365	9,573
8% 6/1/10 to 7/1/30	Aaa	2,085	2,154
TOTAL FANNIE MAE			88,803
Freddie Mac - 0.1%
7.5% 4/1/22 to 11/1/30	Aaa	5,000	5,119
8% 7/1/25 to 4/1/27	Aaa	505	522
TOTAL FREDDIE MAC			5,641
Government National Mortgage Association - 0.7%
6% 6/15/08 to 9/15/10	Aaa	865	877
6.5% 9/15/08 to 8/15/27	Aaa	11,033	11,138
7% 1/15/28 to 7/15/28	Aaa	5,800	5,892
7.5% 10/15/22 to 8/15/28	Aaa	2,264	2,330
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
8% 5/15/25 to 9/15/30	Aaa	$ 5,576	$ 5,756
8.5% 10/15/29 to 4/15/30	Aaa	3,010	3,121
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			29,114
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $121,301)			123,558
Asset-Backed Securities - 0.3%

Airplanes pass through trust 10.875% 3/15/19	Ba2	5,739	3,615
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	1,510	1,525
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	1,000	1,000
CIT Marine Trust 5.8% 4/15/10	Aaa	1,190	1,204
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	110	110
CPS Auto Receivables Trust 6% 8/15/03	Aaa	420	421
CSXT Trade Receivables Master Trust 6% 7/25/04	Aaa	1,780	1,789
DaimlerChrysler Auto Trust 6.7% 6/8/03	Aaa	1,440	1,460
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	335	336
6.2% 12/15/02	Aa2	890	898
6.4% 12/15/02	Aa2	490	498
7.03% 11/15/03	Aaa	241	247
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.2788% 2/5/03 (f)(i)	Baa2	278	277
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	650	683
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	517	522
TOTAL ASSET-BACKED SECURITIES (Cost $16,416)			14,585
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.1719% 12/29/25 (f)(i)	Ba3	1,112	541
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	$ 800	$ 768
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	700	667
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	1,994	2,083
TOTAL U.S. GOVERNMENT AGENCY			3,518
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,985)			4,059
Commercial Mortgage Securities - 0.7%

Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	714	742
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (f)(i)	-	1,900	1,340
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	990	1,033
Class B, 7.48% 2/1/08	A	770	814
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 6.475% 1/10/13 (f)(i)	Baa1	2,210	2,210
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,910	1,919
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	1,420	1,391
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	Aa2	1,200	1,269
Class C1, 7.52% 5/15/06 (f)	A2	1,000	1,053
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/1/39 (i)	-	1,800	1,443
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.113% 4/15/19 (f)(i)	-	500	100
Series 1997-B Class E, 7.8912% 9/15/19 (f)(i)	-	1,050	58
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	BBB-	650	622
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 14% 6/1/16 (f)(i)	-	$ 1,650	$ 1,285
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (f)	Ba1	750	704
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)(i)	Baa3	1,750	1,686
LTC Commercial Mortgage pass through certificates:
Series 1996-1 Class E, 9.16% 4/15/28	BB-	500	409
Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	983	975
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 6.9168% 3/17/28 (i)	Baa2	1,420	1,413
Nomura Depositor Trust floater Series 1998-ST1A:
Class B2, 9.6638% 1/15/03 (f)(i)	-	1,100	1,034
Class B2A, 9.6638% 2/15/34 (f)(i)	-	300	282
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (f)	-	1,750	1,233
Class L, 7.9% 11/15/26 (f)	-	1,300	739
Structured Asset Securities Corp. Series 1996-CFL:
Class E, 7.75% 2/25/28	AAA	820	837
Class G, 7.75% 2/25/28 (f)	BBB	2,000	1,951
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	1,410	1,383
Class E2, 7.224% 12/15/10 (f)	Baa3	840	817
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,217)			28,742
Foreign Government and Government Agency Obligations (j) - 0.1%

Chilean Republic 6.875% 4/28/09	Baa1	450	451
Quebec Province 7.5% 9/15/29	A2	1,770	1,939
United Mexican States:
8.375% 1/14/11	Baa3	860	847
9.875% 2/1/10	Baa3	850	912
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,865)			4,149
Supranational Obligations - 0.0%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $1,590)	Aaa	$ 1,600	$ 1,669
Floating Rate Loans - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Hotels Restaurants & Leisure - 0.0%
Six Flags Theme Park, Inc. Tranche B term loan 8.4067% 9/30/05 (i)	Ba2	2,300	2,323
Media - 0.1%
PRIMEDIA, Inc. Tranche B term loan 7.3825% 7/31/04 (i)	Ba3	1,642	1,644
Telemundo Group, Inc. Tranche B term loan 6.985% 3/31/07 (i)	B1	1,094	1,089
			2,733
TOTAL CONSUMER DISCRETIONARY			5,056
FINANCIALS - 0.1%
Diversified Financials - 0.1%
WCI Capital Corp. Tranche B term loan 11.25% 3/31/07 (i)	B2	2,850	1,853
TOTAL FLOATING RATE LOANS (Cost $7,549)			6,909
Commercial Paper - 0.0%

British Telecom PLC 0% 10/9/01 (i) (Cost $1,998)		2,000	2,012
Money Market Funds - 8.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.22% (c)	257,414,182	$ 257,414
Fidelity Money Market Central Fund, 5.45% (c)	89,556,119	89,556
TOTAL MONEY MARKET FUNDS (Cost $346,970)		346,970
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $4,436,364)		4,291,710
NET OTHER ASSETS - 0.9%		38,984
NET ASSETS - 100%		$ 4,330,694
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
314 S&P 500 Stock Index Contracts	June 2001	$ 91,782	$ (821)
The face value of futures purchased as a percentage of net assets - 2.1%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $100,207,000 or 2.3% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,480,000.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,418
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	6.5%	AAA, AA, A	5.6%
Baa	2.4%	BBB	2.3%
Ba	4.7%	BB	4.5%
B	8.3%	B	9.3%
Caa	1.4%	CCC	0.7%
Ca, C	0.0%	CC, C	0.1%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 0.6%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $4,456,943,000. Net unrealized depreciation aggregated $165,233,000, of which $224,884,000 related to appreciated investment securities and $390,117,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in Thousands (except per-share amount)	March 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $4,436,364) - See accompanying schedule		$ 4,291,710
Cash		1,509
Receivable for investments sold		43,408
Receivable for fund shares sold		6,601
Dividends receivable		3,090
Interest receivable		21,589
Receivable for daily variation on futures contracts		604
Other receivables		41
Total assets		4,368,552
Liabilities
Payable for investments purchased Regular delivery	$ 21,356
Delayed delivery	8,324
Payable for fund shares redeemed	5,189
Accrued management fee	2,130
Other payables and accrued expenses	859
Total liabilities		37,858
Net Assets		$ 4,330,694
Net Assets consist of:
Paid in capital		$ 4,715,660
Undistributed net investment income		55,519
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(295,015)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(145,470)
Net Assets, for 299,004 shares outstanding		$ 4,330,694
Net Asset Value, offering price and redemption price per share ($4,330,694 ÷ 299,004 shares)		$14.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in Thousands	Six months ended March 31, 2001 (Unaudited)
Investment Income Dividends		$ 17,862
Interest		66,559
Security lending		61
Total income		84,482
Expenses
Management fee	$ 13,904
Transfer agent fees	4,991
Accounting and security lending fees	331
Non-interested trustees' compensation	9
Custodian fees and expenses	64
Registration fees	286
Audit	43
Legal	9
Interest	4
Miscellaneous	15
Total expenses before reductions	19,656
Expense reductions	(900)	18,756
Net investment income		65,726
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(196,368)
Foreign currency transactions	113
Futures contracts	(72,861)	(269,116)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(576,525)
Assets and liabilities in foreign currencies	1
Futures contracts	530	(575,994)
Net gain (loss)		(845,110)
Net increase (decrease) in net assets resulting from operations		$ (779,384)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in Thousands	Six months ended March 31, 2001 (Unaudited)	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 65,726	$ 127,950
Net realized gain (loss)	(269,116)	747,808
Change in net unrealized appreciation (depreciation)	(575,994)	(127,740)
Net increase (decrease) in net assets resulting from operations	(779,384)	748,018
Distributions to shareholders From net investment income	(118,210)	(117,014)
From net realized gain	(657,868)	(286,035)
Total distributions	(776,078)	(403,049)
Share transactions Net proceeds from sales of shares	325,744	861,158
Reinvestment of distributions	761,695	395,685
Cost of shares redeemed	(457,528)	(1,396,860)
Net increase (decrease) in net assets resulting from share transactions	629,911	(140,017)
Total increase (decrease) in net assets	(925,551)	204,952
Net Assets
Beginning of period	5,256,245	5,051,293
End of period (including undistributed net investment income of $55,519 and $122,706, respectively)	$ 4,330,694	$ 5,256,245
Other Information Shares
Sold	19,436	43,800
Issued in reinvestment of distributions	48,547	21,013
Redeemed	(27,548)	(71,349)
Net increase (decrease)	40,435	(6,536)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2001	Years ended September 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 20.33	$ 19.05	$ 18.80	$ 19.97	$ 16.56	$ 14.88
Income from Invest- ment Operations
Net investment income	.23 D	.48 D	.46 D	.49 D	.42 D	.47
Net realized and unrealized gain (loss)	(3.06)	2.35	2.82	.49	4.49	1.44
Total from investment operations	(2.83)	2.83	3.28	.98	4.91	1.91
Less Distributions
From net investment income	(.46)	(.45)	(.35)	(.40)	(.43)	(.23)
From net realized gain	(2.56)	(1.10)	(2.68)	(1.75)	(1.07)	-
Total distributions	(3.02)	(1.55)	(3.03)	(2.15)	(1.50)	(.23)
Net asset value, end of period	$ 14.48	$ 20.33	$ 19.05	$ 18.80	$ 19.97	$ 16.56
Total Return B, C	(15.07)%	15.50%	18.37%	5.33%	31.57%	12.99%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 4,331	$ 5,256	$ 5,051	$ 4,537	$ 4,457	$ 3,099
Ratio of expenses to average net assets	.82% A	.80%	.83%	.84%	.87%	1.02%
Ratio of expenses to average net assets after expense reductions	.78% A, E	.77% E	.80% E	.80% E	.86% E	1.01% E
Ratio of net investment income to average net assets	2.74% A	2.46%	2.38%	2.49%	2.36%	2.51%
Portfolio turnover rate	191% A	197%	101%	150%	70%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,520,000 or 0.1% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, the value of these investments amounted to $6,909,000 or 0.2% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,081,741,000 and $4,294,757,000, respectively, of which U.S. government and government agency obligations aggregated $345,753,000 and $370,022,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $1,300,008,000 and $1,303,071,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of 0.58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of 0.21% of average net assets.

Accounting and Security Lending Fees. FSC,an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Money Market Central Fund is principally used for the fund's strategic allocation to money market investments. The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements except for distributions from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income. Distributions from the Central Funds to the fund totaled $16,223,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $120,000 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $20,943,000. The weighted average interest rate was 7.06%.

7. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

8. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $716,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $13,000 and $171,000, respectively, under these arrangements

9. Litigation.

The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Charles A. Mangum, Vice President

Charles S. Morrison, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Co x *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: AggressiveSM

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AMG-SANN-0501 131944
1.702312.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Asset Manager: Income®

Semiannual Report

March 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Despite the Federal Reserve Board's third interest rate cut of 2001, equities continued to slump through the end of March, as the correction that began in the technology and telecommunications sectors spread to other segments of the market. The S&P 500® suffered its worst quarterly loss since the third quarter of 1990. Investment-grade bonds were a welcome sanctuary from the turbulence; corporate bonds in particular had a strong quarter.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Fidelity Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into a bond or money market mutual fund.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity ® Asset Manager: Income ®	-1.50%	0.79%	44.54%	96.90%
Fidelity Asset Manager: Income Composite	0.55%	3.19%	49.44%	n/a*
S&P 500 ®	-18.75%	-21.68%	94.06%	230.77%
LB Aggregate Bond	7.37%	12.53%	43.43%	77.40%
LB 3 Month T-Bill	3.20%	6.39%	30.84%	n/a*
Income Funds Average	-1.49%	1.50%	49.91%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager: Income Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 94 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Asset Manager: Income	0.79%	7.65%	8.30%
Fidelity Asset Manager: Income Composite	3.19%	8.37%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Asset Manager: Income® Fund on October 31, 1992, shortly after the fund started. As the chart shows, by March 31, 2001, the value of the investment would have grown to $19,909 - a 99.09% increase on the initial investment. For comparison, look at how both the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, and the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Lehman Brothers Aggregate Bond Index would have grown to $18,070 - an 80.70% increase. If $10,000 was invested in the S&P 500 Index, it would have grown to $32,844 - a 228.44% increase. You can also look at how the Fidelity Asset Manager: Income Composite Index did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month T-Bill Index according to the fund's neutral mix and assumes monthly rebalancing of the mix.** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,151 - a 91.51% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 20% stocks, 50% bonds and 30% short-term/money market instruments effective January 1, 1997;
20%, 30% and 50%, respectively, prior to January 1, 1997.

Semiannual Report

Market Recap

The benefits of diversification were clearly on display during the six-month period ending March 31, 2001. After leading the broader market for much of the past several years, stocks buckled during the past six months, with the most aggressive equity names leading the correction. Meanwhile, investors that kept a portion of their portfolios in bonds were hurt less by declining equities. Bonds outperformed equities as investors flocked to safer investment vehicles given the economic slowdown.

Stocks: A slowing economy, weak corporate earnings results and reduced growth outlooks in many industries characterized an unpleasant stock market experience for many investors during the six-month period ending March 31, 2001. Signs of overcapacity in several areas of technology - such as semiconductors, networking and optical equipment - spearheaded the sector's decline. Additionally, a slowdown in corporate information technology spending had a negative effect that rippled across many areas in the sector, reducing earnings and sharply downgrading growth forecasts. The effects of the economic deceleration spread to other sectors as the period progressed, including telecommunication services, industrials and financials, and gave way to a flurry of corporate measures to reduce costs, such as layoffs. The U.S. stock market responded negatively to this weak economic environment. Specifically, the tech-heavy NASDAQ Composite® Index fell 49.84% and the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, declined 18.75% during the period. Meanwhile, the Russell 2000® Index, a benchmark of smaller companies, returned -12.96% and the blue-chips' benchmark, the Dow Jones Industrial AverageSM, returned -6.51%. To ignite the economy, the Federal Reserve Board made an uncharacteristic move on January 3, 2001, by cutting key interest rates one-half percentage point in between regularly scheduled policy meetings. Citing erosion in business and consumer confidence, the Fed reduced rates by the same amount at its regularly scheduled meeting later in the month, and again in March.

Bonds: The combination of slower economic growth, lower interest rates and continued equity market weakness caused investors to favor investment-grade bonds during the six-month period ending March 31, 2001. The Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 7.37% during this time frame. Most higher-yielding spread sector securities - namely government agency issues and corporate bonds - reacted positively to the lower interest-rate environment created by the Federal Reserve Board. Despite record levels of issuance, corporate bonds performed well as demand for this new issuance remained strong. The Lehman Brothers Credit Bond Index rose 7.78%. An improved political backdrop and new subordinated deals from Fannie Mae and Freddie Mac - two government-sponsored enterprises - helped tighten spreads and enhance the outlook for government agencies, whose performance led all other bond categories. The Lehman Brothers U.S. Agency Index returned 7.97%. Mortgage bonds were the only spread sector that trailed comparable duration Treasuries as declining interest rates increased the risk of prepayment activity and the possibility of increased refinancing. Still, the Lehman Brothers Mortgage-Backed Securities Index returned 6.72%. Supported by the continued weak performance of equities, a relatively strong dollar and the Treasury Department's debt buyback program, the Lehman Brothers Treasury Index rose 7.49% during the period.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager: Income

Q. How did the fund perform, Dick?

A. For the six-month period that ended March 31, 2001, the fund returned -1.50%. That performance was in line with the income funds average tracked by Lipper Inc., which returned -1.49%, but trailed the Fidelity Asset Manager: Income Composite Index, which returned 0.55% during the same period. For the 12 months that ended March 31, 2001, the fund returned 0.79%, while the Lipper average and composite index returned 1.50% and 3.19%, respectively.

Q. What asset allocation strategies did you pursue during the six-month period?

A. We were slightly overweighted in equities, allocating just over 20% of net assets to stocks on average during the period. The fund's neutral allocation mix typically calls for 20% to be invested in stocks, 50% in bonds and 30% in short-term and money market instruments. The fund's equity weighting would seem to reflect a somewhat positive view of the market, when, in fact, I was decidedly cautious. Facing early warning signs on the economic front and growing uncertainty in the marketplace during the late summer and early fall of 2000, I began to actively reduce the fund's equity exposure toward a more neutral weighting, reeling in our equity positions to the point where we were underweighted toward the end of the period - a rare posture for this fund. With an eye on capital preservation, we became more conservative as time wore on, bringing the equity allocation down to as low as 17%, and bonds up to a near-peak level of around 56%. While this stance helped shelter the fund from the brunt of the stock market's precipitous decline during the period, we still lost ground relative to the composite index through our stock selection. However, the allocation decision was enough to keep us competitive with our peers, which held a much higher concentration in stocks on average. Emphasizing fixed-income securities at the expense of equities was a plus. However, the decision to allocate a portion of the bond subportfolio to high-yield securities while underweighting strong-performing investment-grade bonds and high-quality short-term debt detracted from performance.

Q. What drove the fund's bond holdings?

A. It was another strong showing for our investment-grade bond holdings, managed by Charlie Morrison. Declining interest rates and a steepening yield curve driven by slower economic growth and further weakness in the equity markets painted a positive backdrop for the subportfolio during the six-month period. Our positioning in corporate bonds had the biggest influence on performance. We maintained an emphasis on corporates, and even added to the position toward the end of 2000 when bonds were trading at historically cheap levels. This strategy paid off in January, as a pair of interest-rate cuts levied by the Federal Reserve Board sparked a tremendous rally in the market, leading to the second strongest month ever for corporates. We benefited from selling into this rally, particularly within the telecommunications sector, which was hurt the most during the downturn in the fourth quarter of 2000. Diversification also was important for us, as we were able to insulate ourselves somewhat from some of the severe credit problems that plagued several corporate issuers during the period. Turning to high yield, Matt Conti did a nice job of stabilizing the portfolio during a period that presented plenty of downside volatility. Diversification and timely trading were the key ingredients here as well. January's reversal of fortune in the credit market was a rare opportunity for Matt to sell into strength, which allowed him to shed some lower-quality securities - mainly telecoms - and add more higher-rated debt. In so doing, we managed to spread out our sector positioning and effectively improve our overall risk profile, all the while benefiting from some very attractive coupon yields. Still, the high-yield positions trailed investment-grade bonds by wide margins.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund's equity investments fare?

A. It was a particularly difficult environment for stocks. What began as a wholesale rotation away from riskier assets, such as growth stocks - in response to heightened uncertainty about the health of the economy and the direction of interest rates - became an indiscriminate sell-off in the market, as grim earnings forecasts soured investors toward equity investing. John Chow, who managed the fund's equity investments, was hurt for simply not being defensive enough overall during the period. Despite maintaining a neutral weighting in technology relative to the Standard & Poor's 500 Index, we gave up quite a bit early in the period for overstaying our welcome in several names within the fiber-optics and networking infrastructure spaces, most notably Corning and Cisco, respectively. These stocks were soundly drubbed during the fourth quarter of 2000, as a slowing economy and eroding corporate profits induced a dramatic decline in technology spending. John helped steady the ship somewhat by quickly reducing our tech exposure and increasing our positions in more defensive holdings such as Philip Morris and various health care service providers. These moves worked out nicely for us late in 2000 as investors flocked to stable-growth names, but hurt in January when tech stocks rebounded, albeit briefly. Good stock selection in February and March, particularly within tech and finance, further bolstered performance as the market struggled to find bottom.

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested a vast majority of Fidelity Asset Manager: Income's money market investments in a Fidelity money market mutual fund, managed by John Todd. When it became obvious in the fourth quarter of 2000 that the Fed would not hike rates and the economy was softening more quickly than expected, John extended the money market fund's average maturity by purchasing securities with maturities in the three- to six-month range. In doing so, he was able to lock in higher yields in a declining rate environment. By being more selective and avoiding money market securities with longer maturities, he managed to limit the money market fund's exposure to deteriorating credit conditions in the market.

Q. What's your outlook?

A. Caution remains the watchword. I'm content to maintain this strategy until I see a tangible catalyst that's capable of turning this market around. Until I observe evidence of genuine change, it's difficult to make a case for pursuing a more aggressive asset allocation stance. While this positioning could cause us to miss a small portion of the next move up, I can accept it. Particularly in the case of asset allocation funds, I believe it's better to "catch the elevator" on the way up than to ride it into the basement for an eventual bounce.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income, and capital appreciation when appropriate

Fund number: 328

Trading symbol: FASIX

Start date: October 1, 1992

Size: as of March 31, 2001, more than $948 million

Manager: Richard Habermann, since 1996; manager, Fidelity Asset Manager: Aggressive, since 1999; Fidelity Asset Manager and Fidelity Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann prepares for a brighter day in the equity market:

"If you look back at post-war history, there's only one instance in which we've had back-to-back down years in the S&P 500, 1973-74. It's also quite unusual for bonds to deliver the type of returns they have versus equities for as long as they have without some sort of reversal. So, I think before the year is over, probability suggests that a brighter day could be in store for equities.

"The market tends to anticipate improvement well before you can actually see it in earnings visibility. We have more ´dry powder' available in the fund now, in the form of a near-neutral equity weighting and higher-than-normal cash position, which allows us to act quickly if need be.

"For months now, many investment strategists have been calling for a market bottom. Thankfully, we chose to ignore ´bottom calls' in January, which resulted in nothing more than a bear-market rally. However, our experience is that markets hit bottom when most folks least expect it. Market and specific stock sentiment often give valuable clues about future market conditions. But you have to be very careful that you don't move too early, which, in the investment game, is often the equivalent of being wrong."

Semiannual Report

Investment Changes

Top Five Bond Issuers as of March 31, 2001
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.7	16.8
U.S. Treasury Obligations	6.0	5.8
Government National Mortgage Association	2.5	2.4
Federal Home Loan Bank	1.6	1.9
Freddie Mac	1.4	1.5
	27.2
Quality Diversification as of March 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	38.6	38.9
Baa	9.7	9.8
Ba and Below	9.7	8.7
Not Rated	0.1	0.1
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings.
Top Five Stocks as of March 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	0.7	1.0
Microsoft Corp.	0.4	0.5
Exxon Mobil Corp.	0.4	0.4
Wal-Mart Stores, Inc.	0.3	0.4
Philip Morris Companies, Inc.	0.3	0.0
	2.1
Asset Allocation (% of fund's net assets)
As of March 31, 2001*	As of September 30, 2000**
Stock class 17.3%	Stock class 24.0%
Bond class 56.1%	Bond class 55.3%
Short-term class 26.6%	Short-term class 20.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Investments March 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 1.9%
Hotels Restaurants & Leisure - 0.4%
Anchor Gaming (a)	12,900	$ 790,125
Applebee's International, Inc.	8,500	303,344
Brinker International, Inc. (a)	34,400	960,104
International Game Technology (a)	27,700	1,394,695
Marriott International, Inc. Class A	5,100	210,018
Ruby Tuesday, Inc.	19,200	376,512
Starwood Hotels & Resorts Worldwide, Inc. unit	8,800	299,288
		4,334,086
Household Durables - 0.1%
American Greetings Corp. Class A	10,000	106,000
Centex Corp.	11,700	487,305
Pulte Corp.	4,400	177,804
		771,109
Media - 0.4%
AOL Time Warner, Inc. (a)	70,100	2,814,515
Clear Channel Communications, Inc. (a)	3,700	201,465
McGraw-Hill Companies, Inc.	2,900	172,985
USA Networks, Inc. (a)	24,900	596,044
Viacom, Inc. Class B (non-vtg.) (a)	12,200	536,434
		4,321,443
Multiline Retail - 0.4%
Kohls Corp. (a)	4,900	302,281
Neiman Marcus Group, Inc. Class A (a)	6,200	202,120
The May Department Stores Co.	8,800	312,224
Wal-Mart Stores, Inc.	62,000	3,131,000
		3,947,625
Specialty Retail - 0.4%
Abercrombie & Fitch Co. Class A (a)	8,200	268,140
American Eagle Outfitters, Inc. (a)	7,300	209,875
Best Buy Co., Inc. (a)	8,500	305,660
CDW Computer Centers, Inc. (a)	6,500	201,500
Home Depot, Inc.	28,700	1,236,970
Pathmark Stores, Inc. (a)	3,916	67,355
Talbots, Inc.	4,800	203,904
Venator Group, Inc. (a)	31,500	434,700
Williams-Sonoma, Inc. (a)	17,500	459,375
		3,387,479
Textiles & Apparel - 0.2%
Columbia Sportswear Co. (a)	11,900	541,264
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Jostens, Inc. warrants 5/1/10 (a)(f)	535	$ 10,700
Liz Claiborne, Inc.	7,000	329,350
Reebok International Ltd. (a)	30,000	745,800
		1,627,114
TOTAL CONSUMER DISCRETIONARY		18,388,856
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch Companies, Inc.	6,100	280,173
Pepsi Bottling Group, Inc.	23,700	900,837
PepsiCo, Inc.	30,600	1,344,870
The Coca-Cola Co.	11,900	537,404
		3,063,284
Food & Drug Retailing - 0.3%
Albertson's, Inc.	19,300	614,126
CVS Corp.	6,800	397,732
Safeway, Inc. (a)	2,700	148,905
Sysco Corp.	31,500	835,065
Walgreen Co.	11,900	485,520
		2,481,348
Food Products - 0.2%
Archer-Daniels-Midland Co.	26,500	348,475
Hershey Foods Corp.	5,500	381,260
Quaker Oats Co.	5,300	514,365
Smithfield Foods, Inc. (a)	10,900	354,250
		1,598,350
Household Products - 0.1%
Procter & Gamble Co.	21,600	1,352,160
Tobacco - 0.3%
Philip Morris Companies, Inc.	64,000	3,036,800
TOTAL CONSUMER STAPLES		11,531,942
ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	17,200	624,532
BJ Services Co. (a)	4,400	313,280
Nabors Industries, Inc. (a)	13,000	673,920
Noble Drilling Corp. (a)	6,100	281,576
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	4,600	$ 265,006
Tidewater, Inc.	8,500	384,200
		2,542,514
Oil & Gas - 0.7%
Anadarko Petroleum Corp.	4,540	285,021
Apache Corp.	4,600	265,006
Encore Acquisition Co.	1,700	21,590
EOG Resources, Inc.	16,600	684,418
Equitable Resources, Inc.	14,300	986,700
Exxon Mobil Corp.	45,300	3,669,300
Sunoco, Inc.	8,800	285,384
Texaco, Inc.	7,400	491,360
		6,688,779
TOTAL ENERGY		9,231,293
FINANCIALS - 2.6%
Banks - 0.6%
Astoria Financial Corp.	6,100	325,969
Bank of New York Co., Inc.	11,400	561,336
Dime Bancorp, Inc.	30,900	1,011,975
Golden West Financial Corp.	5,900	382,910
Indymac Bancorp, Inc. (a)	9,900	284,526
SouthTrust Corp.	7,600	347,700
TCF Financial Corp.	12,700	479,933
Washington Mutual, Inc.	43,060	2,357,535
		5,751,884
Diversified Financials - 1.3%
AMBAC Financial Group, Inc.	12,200	773,846
American Express Co.	14,400	594,720
Bank United Corp. Litigation Contingent Payment Rights Trust rights 12/31/99 (a)	10,200	2,550
Citigroup, Inc.	64,367	2,895,213
Fannie Mae	27,800	2,212,880
Freddie Mac	16,200	1,050,246
Heller Financial, Inc. Class A	18,500	650,275
Lehman Brothers Holdings, Inc.	15,200	953,040
Merrill Lynch & Co., Inc.	23,000	1,274,200
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Morgan Stanley Dean Witter & Co.	7,300	$ 390,550
USA Education, Inc.	15,100	1,097,015
		11,894,535
Insurance - 0.7%
AFLAC, Inc.	7,000	192,780
Allstate Corp.	24,900	1,044,306
American International Group, Inc.	29,650	2,386,825
Arthur J. Gallagher & Co.	11,600	321,320
Loews Corp.	26,600	1,580,306
MBIA, Inc.	4,500	363,060
Old Republic International Corp.	22,200	630,480
StanCorp Financial Group, Inc.	7,900	332,590
		6,851,667
TOTAL FINANCIALS		24,498,086
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.2%
Biomet, Inc.	9,000	354,516
Hillenbrand Industries, Inc.	14,100	680,889
St. Jude Medical, Inc. (a)	7,900	425,415
Varian Medical Systems, Inc. (a)	5,100	310,080
		1,770,900
Health Care Providers & Services - 0.9%
AmeriSource Health Corp. Class A (a)	13,400	657,270
Bergen Brunswig Corp. Class A	13,300	220,780
Cardinal Health, Inc.	4,700	454,725
Caremark Rx, Inc. (a)	31,500	410,760
CIGNA Corp.	5,400	579,744
Express Scripts, Inc. Class A (a)	5,200	450,736
HCA - The Healthcare Co.	26,600	1,071,182
Health Net, Inc. (a)	12,600	259,686
Humana, Inc. (a)	16,800	176,064
PacifiCare Health Systems, Inc. (a)	20,600	512,425
Tenet Healthcare Corp.	27,800	1,223,200
Trigon Healthcare, Inc. (a)	1,500	77,250
UnitedHealth Group, Inc.	23,700	1,404,462
Universal Health Services, Inc. Class B (a)	8,300	732,890
Wellpoint Health Networks, Inc. (a)	2,600	247,806
		8,478,980
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 0.9%
American Home Products Corp.	8,700	$ 511,125
Bristol-Myers Squibb Co.	20,800	1,235,520
Eli Lilly & Co.	7,500	574,950
Johnson & Johnson	10,300	900,941
Merck & Co., Inc.	31,400	2,383,260
Pfizer, Inc.	71,100	2,911,545
Schering-Plough Corp.	13,100	478,543
		8,995,884
TOTAL HEALTH CARE		19,245,764
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc. (a)	4,000	354,200
Boeing Co.	17,100	952,641
General Dynamics Corp.	8,200	514,468
L-3 Communications Holdings, Inc. (a)	7,300	576,335
Lockheed Martin Corp.	18,900	673,785
Newport News Shipbuilding, Inc.	10,200	498,780
Precision Castparts Corp.	9,500	313,975
United Technologies Corp.	11,300	828,290
		4,712,474
Airlines - 0.0%
Southwest Airlines Co.	15,750	279,563
Commercial Services & Supplies - 0.1%
Automatic Data Processing, Inc.	4,300	233,834
Cendant Corp. (a)	19,300	281,587
First Data Corp.	9,800	585,158
Paychex, Inc.	5,700	211,256
		1,311,835
Electrical Equipment - 0.1%
Power-One, Inc. (a)	11,700	169,533
Vishay Intertechnology, Inc. (a)	30,400	604,960
		774,493
Industrial Conglomerates - 0.8%
General Electric Co.	153,600	6,429,696
Tyco International Ltd.	24,000	1,037,520
		7,467,216
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.0%
Danaher Corp.	3,700	$ 201,872
Road & Rail - 0.1%
Union Pacific Corp.	12,500	703,125
TOTAL INDUSTRIALS		15,450,578
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.4%
CIENA Corp. (a)	9,500	396,625
Cisco Systems, Inc. (a)	77,200	1,220,725
JDS Uniphase Corp. (a)	9,400	173,313
Lucent Technologies, Inc.	27,700	276,169
Motorola, Inc.	19,700	280,922
QUALCOMM, Inc. (a)	25,500	1,443,938
Scientific-Atlanta, Inc.	4,600	191,314
		3,983,006
Computers & Peripherals - 0.7%
Apple Computer, Inc. (a)	12,200	269,254
Compaq Computer Corp.	23,300	424,060
Dell Computer Corp. (a)	41,000	1,053,188
Electronics for Imaging, Inc. (a)	57,400	1,413,475
EMC Corp. (a)	33,500	984,900
Hewlett-Packard Co.	11,800	368,986
International Business Machines Corp.	20,200	1,942,836
Sun Microsystems, Inc. (a)	27,000	414,990
		6,871,689
IT Consulting & Services - 0.0%
Investment Technology Group, Inc. (a)	5,500	281,600
Semiconductor Equipment & Products - 0.7%
Advanced Micro Devices, Inc. (a)	35,900	952,786
Applied Materials, Inc. (a)	4,700	204,450
Broadcom Corp. Class A (a)	8,400	242,760
Intel Corp.	75,300	1,981,331
International Rectifier Corp. (a)	5,900	238,950
LAM Research Corp. (a)	26,700	634,125
Micron Technology, Inc. (a)	5,200	215,956
National Semiconductor Corp. (a)	35,900	960,325
Texas Instruments, Inc.	11,200	346,976
Xilinx, Inc. (a)	13,100	460,138
		6,237,797
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 0.8%
Adobe Systems, Inc.	7,800	$ 272,766
Autodesk, Inc.	12,000	366,750
Barra, Inc. (a)	12,200	658,800
Computer Associates International, Inc.	5,700	155,040
Microsoft Corp. (a)	71,100	3,888,281
Oracle Corp. (a)	66,800	1,000,664
PeopleSoft, Inc. (a)	12,800	300,000
Sybase, Inc. (a)	13,500	209,250
Symantec Corp. (a)	3,400	142,163
		6,993,714
TOTAL INFORMATION TECHNOLOGY		24,367,806
MATERIALS - 0.2%
Chemicals - 0.0%
Lubrizol Corp.	7,500	227,250
Containers & Packaging - 0.1%
Ball Corp.	6,400	293,568
Metals & Mining - 0.1%
Alcoa, Inc.	24,000	862,800
TOTAL MATERIALS		1,383,618
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T Corp.	35,500	756,150
BellSouth Corp.	13,800	564,696
Ono Finance PLC rights 5/31/09 (a)(f)	190	760
SBC Communications, Inc.	45,600	2,035,128
Sprint Corp. - FON Group	12,400	272,676
Verizon Communications	38,200	1,883,260
WorldCom, Inc. (a)	36,800	687,700
		6,200,370
Wireless Telecommunication Services - 0.0%
Motient Corp. warrants 4/1/08 (a)	420	420
TOTAL TELECOMMUNICATION SERVICES		6,200,790
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.7%
Electric Utilities - 0.4%
AES Corp. (a)	4,400	$ 219,824
American Electric Power Co., Inc.	15,200	714,400
CMS Energy Corp.	11,100	328,449
DTE Energy Co.	9,100	362,180
Duke Energy Corp.	6,200	264,988
Exelon Corp.	5,200	341,120
PPL Corp.	11,100	487,956
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	4,140
Reliant Energy, Inc.	9,000	407,250
Southern Co.	10,800	378,972
		3,509,279
Gas Utilities - 0.1%
El Paso Corp.	11,500	750,950
KeySpan Corp.	5,700	217,341
Kinder Morgan, Inc.	6,700	356,440
		1,324,731
Multi-Utilities - 0.2%
Dynegy, Inc. Class A	18,000	918,180
Enron Corp.	5,600	325,360
Utilicorp United, Inc.	23,333	755,056
		1,998,596
TOTAL UTILITIES		6,832,606
TOTAL COMMON STOCKS (Cost $138,003,407)		137,131,339
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (a)(f)	24,622	492
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	6,500	$ 711,750
Series M, $11.125 pay-in-kind	6,276	685,653
		1,397,403
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	121	117,975
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	1,627	1,236,520
TOTAL TELECOMMUNICATION SERVICES		1,354,495
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,751,898
TOTAL PREFERRED STOCKS (Cost $2,961,773)		2,752,390
Corporate Bonds - 25.3%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels Restaurants & Leisure - 0.1%
Hilton Hotels Corp. 5% 5/15/06	Ba2	$ 1,000,000	860,000
Media - 0.0%
EchoStar Communications Corp.:
4.875% 1/1/07 (f)	Caa2	200,000	176,000
4.875% 1/1/07	Caa2	330,000	290,400
			466,400
TOTAL CONSUMER DISCRETIONARY			1,326,400
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp. 6% 12/1/05	B1	1,390,000	1,264,900
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	$ 290,000	$ 255,200
7% 5/15/09	B2	200,000	176,000
			1,696,100
TOTAL CONVERTIBLE BONDS			3,022,500
Nonconvertible Bonds - 25.0%
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	150,000	142,500
Dana Corp. 6.25% 3/1/04	Baa3	1,000,000	860,000
Lear Corp. 8.11% 5/15/09	Ba1	175,000	175,438
TRW, Inc. 8.75% 5/15/06	Baa2	530,000	561,779
			1,739,717
Hotels Restaurants & Leisure - 1.3%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	100,000	102,000
Alliance Gaming Corp. 10% 8/1/07	Caa1	200,000	176,000
Anchor Gaming 9.875% 10/15/08	B1	490,000	519,400
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	195,000	191,100
Boyd Gaming Corp. 9.5% 7/15/07	B1	35,000	32,550
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	420,000	432,600
Domino's, Inc. 10.375% 1/15/09	B3	260,000	258,700
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	285,000	285,000
HMH Properties, Inc. 7.875% 8/1/05	Ba2	1,275,000	1,243,125
Hollywood Casino Corp. 11.25% 5/1/07	B3	25,000	26,375
Hollywood Casino Shreveport/Shreveport Capital Corp. 13% 8/1/06	B3	645,000	688,538
Host Marriott LP 8.375% 2/15/06	Ba2	160,000	159,200
International Game Technology:
7.875% 5/15/04	Ba1	250,000	251,875
8.375% 5/15/09	Ba1	230,000	235,750
Mandalay Resort Group:
9.5% 8/1/08	Ba2	255,000	265,838
10.25% 8/1/07	Ba3	240,000	247,200
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels Restaurants & Leisure - continued
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	$ 440,000	$ 442,200
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	675,000	685,125
8.75% 1/1/09	Ba3	985,000	1,007,163
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	1,635,000	1,622,738
9.375% 2/15/07	Ba2	655,000	679,563
Premier Parks, Inc. 9.75% 6/15/07	B3	435,000	446,963
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	900,000	929,142
Six Flags, Inc. 9.5% 2/1/09 (f)	B3	235,000	241,463
Station Casinos, Inc. 10.125% 3/15/06	B1	251,000	258,530
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	675,000	691,875
			12,120,013
Household Durables - 0.1%
D.R. Horton, Inc.:
8% 2/1/09	Ba1	150,000	145,125
9.375% 3/15/11	Ba3	895,000	881,575
Ryland Group, Inc. 9.75% 9/1/10	Ba2	305,000	318,725
Standard Pacific Corp. 9.5% 9/15/10	Ba2	95,000	95,475
			1,440,900
Internet & Catalog Retail - 0.0%
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	330,000	194,700
Leisure Equipment & Products - 0.0%
Hasbro, Inc. 7.95% 3/15/03	Ba3	455,000	432,250
Media - 3.3%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	290,000	268,250
Adelphia Communications Corp.:
7.5% 1/15/04	B2	170,000	161,500
9.25% 10/1/02	B2	175,000	176,750
9.875% 3/1/07	B2	300,000	300,000
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	435,000	378,450
At Entertainment, Inc. 0% 7/15/08 (d)	B2	450,000	207,000
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	780,000	785,764
Century Communications Corp. 8.75% 10/1/07	B2	500,000	480,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Chancellor Media Corp. 8% 11/1/08	Ba1	$ 470,000	$ 481,750
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.25% 4/1/07	B2	400,000	380,000
8.625% 4/1/09	B2	1,445,000	1,372,750
10% 4/1/09	B2	1,135,000	1,169,050
11.125% 1/15/11	B2	670,000	716,900
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	200,000	154,000
Citadel Broadcasting Co.:
9.25% 11/15/08	B3	300,000	312,000
10.25% 7/1/07	B3	410,000	436,650
Classic Cable, Inc.:
9.375% 8/1/09	Caa1	130,000	79,300
10.5% 3/1/10	Caa1	35,000	20,650
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	900,000	832,788
Continental Cablevision, Inc.:
8.3% 5/15/06	A3	795,000	858,584
8.625% 8/15/03	A3	480,000	509,630
CSC Holdings, Inc.:
9.875% 2/15/13	Ba3	385,000	406,175
9.875% 4/1/23	B1	300,000	321,000
10.5% 5/15/16	Ba3	35,000	39,200
Diamond Cable Communications PLC yankee:
0% 2/15/07 (d)	B2	390,000	276,900
11.75% 12/15/05	B2	410,000	381,300
EchoStar DBS Corp.:
9.25% 2/1/06	B1	500,000	500,000
9.375% 2/1/09	B1	315,000	315,000
Fox Family Worldwide, Inc.:
0% 11/1/07 (d)	B1	215,000	182,750
9.25% 11/1/07	B1	535,000	540,350
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	865,000	869,325
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (d)	Caa1	1,370,000	1,376,850
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	590,000	590,738
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	595,000	577,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Granite Broadcasting Corp. 8.875% 5/15/08	Caa1	$ 160,000	$ 108,800
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	1,150,000	1,039,071
K-III Communications Corp. 8.5% 2/1/06	Ba3	255,000	254,363
Knology Holding, Inc. 0% 10/15/07 (d)	-	50,000	13,500
LIN Television Corp. 8.375% 3/1/08	B2	640,000	582,400
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	1,090,000	1,027,172
7.75% 1/20/24	Baa3	720,000	683,698
8% 10/17/16	Baa3	770,000	776,052
NTL, Inc. 0% 4/1/08 (d)	B3	180,000	106,200
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	580,000	591,600
Paramount Communications, Inc. 7.5% 1/15/02	A3	585,000	594,892
Satelites Mexicanos SA de CV 10.125% 6/30/04 (f)(i)	B1	195,000	176,475
TCI Communications, Inc. 9.8% 2/1/12	A3	1,190,000	1,426,346
Telemundo Holdings, Inc. 0% 8/15/08 (d)	Caa1	55,000	37,400
Telewest Communications PLC yankee:
0% 4/15/09 (d)	B2	300,000	177,000
0% 2/1/10 (d)	B2	595,000	351,050
9.875% 2/1/10	B2	660,000	620,400
11.25% 11/1/08	B2	115,000	116,150
Telewest PLC:
yankee 9.625% 10/1/06	B2	35,000	32,550
yankee 11% 10/1/07	B2	2,555,000	2,503,900
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	750,000	818,175
Time Warner, Inc. 8.18% 8/15/07	Baa1	2,115,000	2,320,493
Young Broadcasting, Inc. 8.75% 6/15/07	B2	105,000	95,550
			30,911,741
Multiline Retail - 0.7%
Dayton Hudson Corp. 7.5% 7/15/06	A2	1,125,000	1,220,231
Dillards, Inc.:
6.125% 11/1/03	Baa3	140,000	127,400
6.43% 8/1/04	Baa3	140,000	128,100
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	800,000	813,240
8.5% 6/15/03	Baa1	830,000	877,576
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	$ 85,000	$ 74,800
7.25% 4/1/02	Ba2	500,000	490,000
Kmart Corp.:
8.375% 12/1/04	Baa3	750,000	742,500
9.375% 2/1/06	Baa3	1,140,000	1,140,000
Saks, Inc.:
7% 7/15/04	Ba1	615,000	556,575
8.25% 11/15/08	Ba1	60,000	52,800
			6,223,222
Textiles & Apparel - 0.3%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	1,425,000	1,468,961
Jostens, Inc. 12.75% 5/1/10	B3	535,000	551,719
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	75,000	70,313
7% 11/1/06	Ba3	920,000	809,600
			2,900,593
TOTAL CONSUMER DISCRETIONARY			55,963,136
CONSUMER STAPLES - 0.9%
Beverages - 0.0%
Canandaigua Brands, Inc.: 8.5% 3/1/09	B1	265,000	266,988
8.75% 12/15/03	B1	90,000	90,675
			357,663
Food & Drug Retailing - 0.2%
Fleming Companies, Inc. 10.125% 4/1/08 (f)	Ba3	505,000	513,838
Rite Aid Corp. 10.5% 9/15/02 (f)	Caa1	590,000	560,500
Winn-Dixie Stores, Inc. 8.875% 4/1/08	Ba2	350,000	350,438
			1,424,776
Food Products - 0.3%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	755,000	784,135
Kellogg Co. 6.6% 4/1/11 (f)	Baa2	570,000	570,787
Nabisco, Inc. 6.85% 6/15/05	A2	1,255,000	1,294,683
			2,649,605
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.4%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	$ 2,755,000	$ 2,860,076
7.25% 9/15/01	A2	380,000	382,204
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,000,000	1,000,550
			4,242,830
TOTAL CONSUMER STAPLES			8,674,874
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	330,000	330,000
Key Energy Services, Inc. 8.375% 3/1/08 (f)	Ba3	335,000	342,119
Parker Drilling Co. 9.75% 11/15/06	B1	235,000	240,288
RBF Finance Co.:
11% 3/15/06	Baa3	130,000	160,875
11.375% 3/15/09	Baa3	60,000	72,600
			1,145,882
Oil & Gas - 0.8%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	150,000	152,250
Chesapeake Energy Corp.:
8.125% 4/1/11 (f)	B2	870,000	855,497
9.625% 5/1/05	B2	705,000	738,488
Cross Timbers Oil Co.:
8.75% 11/1/09	B1	305,000	317,200
9.25% 4/1/07	B1	135,000	141,750
Oryx Energy Co.:
8% 10/15/03	Baa1	920,000	971,483
8.125% 10/15/05	Baa1	1,440,000	1,552,694
8.375% 7/15/04	Baa1	1,420,000	1,523,447
Petro-Canada yankee 7% 11/15/28	A3	430,000	413,148
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	580,000	674,325
Plains Resources, Inc. 10.25% 3/15/06	B2	165,000	169,125
			7,509,407
TOTAL ENERGY			8,655,289
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - 8.4%
Banks - 3.3%
Bank of America Corp. 7.8% 2/15/10	Aa3	$ 1,140,000	$ 1,225,728
Bank One Capital III 8.75% 9/1/30	Aa3	1,360,000	1,450,386
Bank One Corp. 7.875% 8/1/10	A1	2,200,000	2,384,734
BankBoston Corp. 6.625% 2/1/04	A3	500,000	511,600
BankBoston NA 6.5% 12/19/07	A2	2,000,000	2,025,620
BanPonce Financial Corp. 6.75% 8/9/01	A3	1,660,000	1,668,068
Barclays Bank PLC 8.55% 9/29/49 (e)(f)	Aa2	2,570,000	2,816,360
Capital One Bank:
6.26% 5/7/01	Baa2	1,160,000	1,160,684
6.375% 2/15/03	Baa2	880,000	870,892
6.48% 6/28/02	Baa2	640,000	637,107
6.65% 3/15/04	Baa3	690,000	677,539
Chevy Chase Savings Bank FSB 9.25% 12/1/08	B1	310,000	306,900
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	500,000	568,765
Den Danske Bank AS 6.375% 6/15/08 (f)(i)	Aa3	2,190,000	2,286,141
First Union National Bank, North Carolina 7.8% 8/18/10	A1	1,260,000	1,351,350
Home Savings of America FSB 6.5% 8/15/04	A3	750,000	756,473
HSBC Finance Nederland BV 7.4% 4/15/03 (f)	A1	250,000	258,295
Korea Development Bank:
6.625% 11/21/03	Baa2	1,320,000	1,325,016
7.125% 4/22/04	Baa2	620,000	628,017
7.375% 9/17/04	Baa2	195,000	199,362
Long Island Savings Bank FSB:
6.2% 4/2/01	Baa3	700,000	700,000
7% 6/13/02	Baa3	1,670,000	1,688,287
PNC Funding Corp. 6.875% 3/1/03	A3	530,000	545,868
Popular, Inc. 6.2% 4/30/01	A3	635,000	635,159
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	1,020,000	1,069,725
9.118% 3/31/49	A1	775,000	876,587
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	515,000	517,575
Union Planters Corp. 7.75% 3/1/11	Baa2	1,150,000	1,179,337
Union Planters National Bank 6.81% 8/20/01	A3	1,000,000	1,005,260
			31,326,835
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - 4.3%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	Aa3	$ 2,675,000	$ 2,927,627
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	430,000	399,900
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	1,000,000	959,210
Amvescap PLC yankee:
6.375% 5/15/03	A2	700,000	706,419
6.6% 5/15/05	A2	2,920,000	2,954,222
Associates Corp. of North America:
5.8% 4/20/04	Aa3	1,150,000	1,161,121
6.95% 11/1/18	Aa3	1,190,000	1,186,085
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08 (f)	Ba3	365,000	376,863
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,920,000	1,737,120
CIT Group, Inc. 5.5% 2/15/04	A1	250,000	246,285
Citigroup, Inc. 7.25% 10/1/10	Aa3	2,600,000	2,740,140
Countrywide Funding Corp. 6.45% 2/27/03	A3	1,200,000	1,219,848
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	B2	100,000	64,000
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	250,000	251,733
Details Capital Corp. 0% 11/15/07 (d)	B3	85,000	72,250
ERP Operating LP:
6.55% 11/15/01	A3	400,000	403,012
7.1% 6/23/04	A3	1,130,000	1,164,228
Finova Capital Corp. 7.25% 11/8/04	Caa2	175,000	147,000
Ford Motor Credit Co.:
7.375% 2/1/11	A2	450,000	465,980
7.5% 3/15/05	A2	1,060,000	1,106,788
7.875% 6/15/10	A2	500,000	535,775
GS Escrow Corp. 7% 8/1/03	Ba1	555,000	550,399
Household Finance Corp. 6.5% 1/24/06	A2	1,225,000	1,261,695
HSBC Capital Funding LP:
9.547% 12/31/49 (e)(f)	A1	500,000	573,695
10.176% 12/31/49 (e)(f)	A1	1,225,000	1,489,821
Madison River Capital LLC/Madison River Finance Corp. 13.25% 3/1/10	Caa1	285,000	205,200
Metris Companies, Inc. 10% 11/1/04	Ba3	45,000	40,950
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Michael Foods Acquisition Corp. 11.75% 4/1/11 (f)	B2	$ 240,000	$ 243,600
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A1	475,000	485,992
Popular North America, Inc. 7.375% 9/15/01	A3	1,000,000	1,007,600
Qwest Capital Funding, Inc. 7.75% 8/15/06 (f)	Baa1	2,610,000	2,760,910
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa3	1,450,000	1,442,040
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	1,150,000	1,162,006
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	2,305,000	2,273,422
6.875% 11/15/28	Baa1	1,690,000	1,436,416
Stone Container Finance Co. 11.5% 8/15/06 (f)	B2	25,000	26,000
The Money Store, Inc. 7.3% 12/1/02	A2	750,000	774,180
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	1,585,000	1,591,277
6.75% 5/15/09	Baa1	1,180,000	1,114,298
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	1,000,000	1,103,350
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	85,000	73,100
			40,441,557
Insurance - 0.1%
Conseco, Inc.:
6.4% 6/15/01	B1	225,000	223,594
6.4% 2/10/03	Baa3	440,000	391,600
8.5% 10/15/02	Baa3	175,000	169,094
8.75% 2/9/04	B1	420,000	365,400
			1,149,688
Real Estate - 0.7%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	490,000	488,398
7.125% 3/15/04	Baa2	1,250,000	1,265,025
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	900,000	919,692
EOP Operating LP:
6.375% 2/15/03	Baa1	1,050,000	1,063,892
6.75% 2/15/08	Baa1	480,000	476,501
7.75% 11/15/07	Baa1	1,010,000	1,054,319
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp.:
9.375% 3/15/08	B1	$ 745,000	$ 711,475
10.5% 1/15/09	B1	285,000	284,288
			6,263,590
TOTAL FINANCIALS			79,181,670
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
AdvancePCS 8.5% 4/1/08 (f)	B1	655,000	664,825
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba2	255,000	249,900
Dynacare, Inc. yankee 10.75% 1/15/06	B2	25,000	24,750
Express Scripts, Inc. 9.625% 6/15/09	Ba2	220,000	236,225
HCA - The Healthcare Co. 8.75% 9/1/10	Ba2	275,000	294,250
HEALTHSOUTH Corp. 10.75% 10/1/08	Ba3	1,130,000	1,197,800
Manor Care, Inc. 8% 3/1/08 (f)	Ba1	120,000	121,800
Omnicare, Inc. 8.125% 3/15/11 (f)	Ba2	275,000	280,500
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	145,000	148,625
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	465,000	512,663
Unilab Corp. 12.75% 10/1/09	B3	160,000	178,000
			3,909,338
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.2%
BE Aerospace, Inc. 8% 3/1/08	B2	500,000	485,000
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	425,000	442,000
Sequa Corp.:
8.875% 4/1/08 (f)	Ba2	530,000	532,650
9% 8/1/09	Ba2	200,000	203,000
			1,662,650
Airlines - 0.2%
Air Canada 10.25% 3/15/11 (f)	B1	435,000	421,950
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	110,643	112,113
Class C2, 7.434% 3/15/06	Baa1	315,000	320,638
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.:
Series 2000 1 Class A2, 7.57% 11/18/10	Aa2	$ 285,000	$ 306,532
8.3% 12/15/29	Baa3	500,000	436,025
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba2	340,000	334,900
8.52% 4/7/04	Ba2	205,000	202,950
			2,135,108
Building Products - 0.0%
American Standard, Inc. 7.625% 2/15/10	Ba2	110,000	110,000
USG Corp. 9.25% 9/15/01	Ba2	100,000	99,000
			209,000
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	120,000	117,000
7.625% 1/1/06	Ba3	220,000	213,400
7.875% 1/1/09	Ba3	585,000	564,525
10% 8/1/09	B2	55,000	56,100
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	240,000	206,400
Iron Mountain, Inc.:
8.625% 4/1/13	B2	290,000	292,538
8.75% 9/30/09	B2	430,000	435,375
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	170,000	141,100
World Color Press, Inc. 7.75% 2/15/09	Baa3	320,000	297,600
			2,324,038
Electrical Equipment - 0.2%
Comdisco, Inc.:
6.375% 11/30/01	Baa2	1,150,000	1,092,500
7.25% 9/1/02	Baa2	1,300,000	1,092,000
			2,184,500
Machinery - 0.5%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	750,000	802,500
Numatics, Inc. 9.625% 4/1/08	B3	65,000	44,200
Terex Corp. 10.375% 4/1/11 (f)	B2	250,000	251,250
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Tyco International Group SA yankee:
6.75% 2/15/11	Baa1	$ 1,380,000	$ 1,386,486
6.875% 9/5/02	Baa1	2,305,000	2,349,210
			4,833,646
Marine - 0.0%
Transport Maritima Mexicana SA de CV yankee 9.5% 5/15/03	Ba3	400,000	344,000
Road & Rail - 0.6%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	950,000	903,878
CSX Corp.:
6.25% 10/15/08	Baa2	715,000	696,203
6.46% 6/22/05	Baa2	1,340,000	1,350,412
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	1,830,000	1,876,921
TFM SA de CV yankee 10.25% 6/15/07	B1	620,000	593,650
			5,421,064
TOTAL INDUSTRIALS			19,114,006
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.3%
Corning, Inc. 6.85% 3/1/29	A2	730,000	639,509
L-3 Communications Corp.:
8% 8/1/08	B2	150,000	148,500
10.375% 5/1/07	B2	1,000,000	1,070,000
Lucent Technologies, Inc.:
6.9% 7/15/01	Baa3	215,000	212,850
7.25% 7/15/06	Baa3	75,000	69,750
Spectrasite Holdings, Inc.:
10.75% 3/15/10	B3	15,000	12,450
12.5% 11/15/10	B3	120,000	108,000
			2,261,059
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	1,200,000	1,215,012
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	545,000	490,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Fisher Scientific International, Inc. 9% 2/1/08	B3	$ 610,000	$ 605,425
Millipore Corp. 7.5% 4/1/07	Ba2	30,000	28,200
			1,124,125
Internet Software & Services - 0.0%
Exodus Communications, Inc. 11.625% 7/15/10	B3	235,000	189,175
PSINet, Inc. 10% 2/15/05	Ca	525,000	47,250
			236,425
IT Consulting & Services - 0.1%
Unisys Corp.:
7.875% 4/1/08	Ba1	235,000	230,300
11.75% 10/15/04	Ba1	385,000	405,694
			635,994
Office Electronics - 0.0%
Xerox Corp. 8.125% 4/15/02	Ba1	70,000	60,900
Semiconductor Equipment & Products - 0.1%
Amkor Technology, Inc.:
9.25% 5/1/06	Ba3	60,000	57,150
10.5% 5/1/09	B1	75,000	72,375
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	60,000	57,900
10.375% 10/1/07	B2	538,000	519,170
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba3	250,000	232,500
9.875% 7/1/10	Ba3	185,000	175,750
			1,114,845
TOTAL INFORMATION TECHNOLOGY			6,648,360
MATERIALS - 1.0%
Chemicals - 0.4%
Acetex Corp. yankee 9.75% 10/1/03	B3	60,000	57,600
Avecia Group PLC yankee 11% 7/1/09	B2	360,000	378,000
Georgia Gulf Corp. 10.375% 11/1/07	B1	915,000	951,600
Hercules, Inc. 11.125% 11/15/07 (f)	Ba2	60,000	60,150
Huntsman Corp. 9.5% 7/1/07 (f)	Caa1	115,000	87,975
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	100,000	102,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	$ 1,635,000	$ 1,675,875
10.875% 5/1/09	B2	80,000	80,800
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	55,000	53,900
7.75% 8/15/05	Ba1	210,000	203,700
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	80,000	75,200
The Scotts Co. 8.625% 1/15/09	B2	265,000	267,650
			3,994,450
Containers & Packaging - 0.2%
Crown Cork & Seal, Inc. 7.125% 9/1/02	B2	245,000	183,750
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	185,000	111,000
9.75% 6/15/07	Caa1	160,000	99,200
Owens-Illinois, Inc. 7.85% 5/15/04	B1	450,000	373,500
Packaging Corp. of America 9.625% 4/1/09	B1	135,000	144,788
U.S. Can Corp. 12.375% 10/1/10 (f)	B3	440,000	457,600
			1,369,838
Metals & Mining - 0.2%
AK Steel Corp. 9.125% 12/15/06	Ba2	570,000	564,300
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	180,000	182,250
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	1,080,000	1,134,000
			1,880,550
Paper & Forest Products - 0.2%
Container Corp. of America:
guaranteed 9.75% 4/1/03	B2	50,000	50,500
11.25% 5/1/04	B2	185,000	185,000
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	250,000	142,500
Potlatch Corp. 6.25% 3/15/02	Baa3	990,000	991,218
Repap New Brunswick, Inc. yankee 10.625% 4/15/05	Ba2	35,000	35,963
Riverwood International Corp.:
10.25% 4/1/06	B3	515,000	522,725
10.625% 8/1/07	B3	45,000	46,238
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 9.75% 2/1/11 (f)	B2	$ 195,000	$ 196,950
Tembec Finance Corp. yankee 9.875% 9/30/05	Ba1	65,000	67,275
			2,238,369
TOTAL MATERIALS			9,483,207
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.0%
American Mobile Satellite Corp. 12.25% 4/1/08	-	420,000	163,800
AT&T Corp.:
5.625% 3/15/04	A2	2,100,000	2,075,031
6.5% 3/15/29	A2	2,730,000	2,306,359
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (f)	Baa1	950,000	1,052,885
Covad Communications Group, Inc. 12% 2/15/10	Caa1	440,000	66,000
Earthwatch, Inc. 0% 7/15/07 (d)	-	440,000	374,000
France Telecom SA:
7.2% 3/1/06 (f)	A3	600,000	609,648
8.5% 3/1/31 (f)	A3	1,130,000	1,128,520
Global Crossing Holdings Ltd. 8.7% 8/1/07 (f)	Ba2	720,000	669,600
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10 (f)	B1	185,000	198,875
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	155,000	155,775
0% 7/15/07 (d)	B2	165,000	143,550
8.5% 1/15/08	B2	140,000	137,200
8.6% 6/1/08	B2	165,000	161,700
8.875% 11/1/07	B2	45,000	44,100
9.5% 3/1/09	B2	40,000	39,600
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	234,000	140,400
NEON Communications, Inc. 12.75% 8/15/08	-	230,000	98,900
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	710,000	333,700
12.75% 8/1/10	Caa1	155,000	113,150
NTL Communications Corp. 11.5% 10/1/08	B3	935,000	832,150
Ono Finance PLC:
13% 5/1/09	Caa1	135,000	103,950
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Ono Finance PLC: - continued
14% 2/15/11 unit (f)	Caa1	$ 140,000	$ 113,400
Telecomunicaciones de Puerto Rico, Inc.:
6.15% 5/15/02	Baa1	2,100,000	2,100,777
6.65% 5/15/06	Baa1	1,560,000	1,526,600
Telefonica Europe BV 8.25% 9/15/30	A2	885,000	922,613
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	1,812,000	1,799,244
7.7% 7/20/29	Baa1	90,000	87,911
Teligent, Inc. 0% 3/1/08 (d)	Ca	350,000	3,500
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	285,000	287,850
Tritel PCS, Inc. 10.375% 1/15/11 (f)	B3	100,000	92,000
Versatel Telecom International NV yankee:
11.875% 7/15/09	B3	30,000	17,400
13.25% 5/15/08	B3	275,000	165,000
WorldCom, Inc. 8.875% 1/15/06	A3	793,000	810,525
			18,875,713
Wireless Telecommunication Services - 1.4%
American Tower Corp. 9.375% 2/1/09 (f)	B3	365,000	346,750
AT&T Wireless Services, Inc.:
7.875% 3/1/11 (f)	Baa2	1,395,000	1,398,488
8.75% 3/1/31 (f)	Baa2	1,510,000	1,506,301
Crown Castle International Corp.:
9.5% 8/1/11	B3	300,000	292,500
10.75% 8/1/11	B3	560,000	571,200
Dobson Communications Corp. 10.875% 7/1/10	B3	595,000	609,875
Echostar Broadband Corp. 10.375% 10/1/07	B3	925,000	943,500
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	470,000	470,000
Millicom International Cellular SA yankee 0% 6/1/06 (d)	Caa1	940,000	817,800
Nextel Communications, Inc.:
0% 10/31/07 (d)	B1	2,040,000	1,428,000
9.375% 11/15/09	B1	650,000	547,625
Nextel Partners, Inc. 11% 3/15/10	B3	5,000	4,325
Vodafone Group PLC yankee 7.625% 2/15/05	A2	1,805,000	1,912,903
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	B2	$ 175,000	$ 131,688
10.375% 11/15/09	B2	1,800,000	1,975,500
			12,956,455
TOTAL TELECOMMUNICATION SERVICES			31,832,168
UTILITIES - 1.4%
Electric Utilities - 1.3%
AES Corp.:
8% 12/31/08	Ba1	385,000	373,450
8.375% 8/15/07	Ba3	85,000	83,300
8.5% 11/1/07	Ba3	1,510,000	1,479,800
9.375% 9/15/10	Ba1	380,000	399,000
Avon Energy Partners Holdings:
6.46% 3/4/08 (f)	Baa2	1,160,000	1,094,367
6.73% 12/11/02 (f)	Baa2	1,340,000	1,350,747
CMS Energy Corp.:
6.75% 1/15/04	Ba3	290,000	278,400
7.5% 1/15/09	Ba3	510,000	481,950
8.375% 7/1/03	Ba3	305,000	304,238
9.875% 10/15/07	Ba3	510,000	540,600
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	270,000	298,148
Illinois Power Co. 7.5% 6/15/09	Baa1	580,000	598,386
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (f)	A3	1,025,000	913,531
7.875% 12/15/26 (f)	A3	660,000	597,280
NiSource Finance Corp. 7.875% 11/15/10	Baa2	1,285,000	1,384,680
Orion Power Holdings, Inc. 12% 5/1/10 (f)	Ba3	415,000	458,575
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	85,000	76,925
6.25% 3/1/04	B3	295,000	264,025
Southern California Edison Co. 6.25% 6/15/03	B3	25,000	22,750
Texas Utilities Co. 6.375% 1/1/08	Baa3	115,000	110,678
Tiverton Power Associates LP/Rumford Power Associates LP 9% 7/15/18 (f)	Ba1	1,000,000	1,035,000
			12,145,830
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.1%
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa1	$ 750,000	$ 781,770
Sempra Energy 7.95% 3/1/10	A2	375,000	378,930
Southwest Gas Corp. 9.75% 6/15/02	Baa2	300,000	314,289
			1,474,989
Water Utilities - 0.0%
Azurix Corp. 10.375% 2/15/07	Ba3	70,000	71,750
TOTAL UTILITIES			13,692,569
TOTAL NONCONVERTIBLE BONDS			237,154,617
TOTAL CORPORATE BONDS (Cost $237,079,140)			240,177,117
U.S. Government and Government Agency Obligations - 11.1%

U.S. Government Agency Obligations - 4.8%
Fannie Mae:
5.25% 1/15/09	Aaa	1,850,000	1,808,375
6% 12/15/05	Aaa	1,735,000	1,795,552
6% 5/15/08	Aaa	2,700,000	2,775,519
6.25% 2/1/11	Aa2	815,000	829,263
6.625% 11/15/10	Aaa	2,540,000	2,702,712
7.125% 2/15/05	Aaa	1,300,000	1,392,222
7.25% 1/15/10	Aaa	1,950,000	2,155,355
7.25% 5/15/30	Aaa	1,600,000	1,804,342
Federal Home Loan Bank:
5% 2/28/03	Aaa	13,320,000	13,403,250
6.375% 11/15/02	Aaa	1,570,000	1,613,175
Freddie Mac:
5.75% 3/15/09	Aaa	4,000,000	4,028,120
5.875% 3/21/11	Aa2	3,225,000	3,190,235
6.875% 1/15/05	Aaa	920,000	976,782
6.875% 9/15/10	Aaa	1,300,000	1,406,028
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	Aaa	$ 3,477,374	$ 3,783,174
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	120,568	122,396
Class 3-T, 9.625% 5/15/02	Aaa	9,992	10,167
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	152,941	155,572
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	477,750	491,163
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	1,000,000	1,026,620
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			45,470,022
U.S. Treasury Obligations - 6.3%
U.S. Treasury Bills, yield at date of purchase 4.77% to 5.3% 4/12/01 to 5/17/01 (h)	-	1,700,000	1,697,018
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	6,830,000	7,287,815
6.125% 8/15/29	Aaa	710,000	762,476
8.125% 8/15/19	Aaa	14,510,000	18,726,896
11.25% 2/15/15	Aaa	2,840,000	4,450,365
11.75% 2/15/10 (callable)	Aaa	8,500,000	10,582,500
13.875% 5/15/11 (callable)	Aaa	3,060,000	4,298,351
14% 11/15/11	Aaa	2,655,000	3,830,661
U.S. Treasury Notes:
6.5% 2/15/10	Aaa	185,000	204,368
6.625% 6/30/01	Aaa	773,000	777,106
7% 7/15/06	Aaa	6,175,000	6,842,641
7.25% 8/15/04	Aaa	110,000	119,401
TOTAL U.S. TREASURY OBLIGATIONS			59,579,598
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $101,764,123)			105,049,620
U.S. Government Agency - Mortgage Securities - 16.6%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Fannie Mae - 13.7%
6% 4/1/09 to 3/1/31	Aaa	$ 19,719,211	$ 19,368,367
6.5% 9/1/25 to 2/1/31	Aaa	44,412,608	44,286,585
6.5% 3/1/31 (g)	Aaa	275,000	273,797
6.5% 3/1/31 (g)	Aaa	2,213,115	2,203,433
7% 12/1/25 to 1/1/31	Aaa	36,193,510	36,677,121
7.5% 10/1/09 to 1/1/31	Aaa	15,248,693	15,587,612
8% 11/1/24 to 7/1/30	Aaa	10,872,754	11,232,159
11.5% 11/1/15	Aaa	150,962	170,634
TOTAL FANNIE MAE			129,799,708
Freddie Mac - 0.4%
7.5% 8/1/28 to 11/1/30	Aaa	3,783,230	3,870,373
8.5% 3/1/22 to 5/1/22	Aaa	27,390	29,085
12% 11/1/19	Aaa	77,890	88,293
TOTAL FREDDIE MAC			3,987,751
Government National Mortgage Association - 2.5%
6.5% 11/15/08 to 8/15/27	Aaa	10,422,971	10,501,455
7% 3/15/28 to 7/15/28	Aaa	4,394,012	4,464,053
7.5% 5/15/22 to 8/15/28	Aaa	4,098,813	4,210,229
8.5% 8/15/30 to 1/15/31	Aaa	4,341,924	4,502,011
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			23,677,748
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $154,238,487)			157,465,207
Asset-Backed Securities - 1.1%

Airplanes pass through trust 10.875% 3/15/19	Ba2	928,438	584,916
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	950,000	959,203
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	780,000	779,634
CIT Marine Trust 5.8% 4/15/10	Aaa	1,900,000	1,922,563
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	75,457	75,528
CPS Auto Receivables Trust 6% 8/15/03	Aaa	364,987	366,356
CSXT Trade Receivables Master Trust 6% 7/25/04	Aaa	1,200,000	1,206,188
DaimlerChrysler Auto Trust 6.7% 6/8/03	Aaa	1,550,000	1,571,313
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	$ 405,000	$ 406,139
6.2% 12/15/02	Aa2	780,000	786,825
6.4% 12/15/02	Aa2	450,000	457,172
7.03% 11/15/03	Aaa	194,000	198,608
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.2788% 2/5/03 (f)(i)	Baa2	247,320	246,624
Railcar Trust 7.75% 6/1/04	Aaa	21,176	22,063
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	750,000	788,262
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	350,523	353,960
TOTAL ASSET-BACKED SECURITIES (Cost $10,692,307)			10,725,354
Collateralized Mortgage Obligations - 0.4%

U.S. Government Agency - 0.4%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	900,000	864,000
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	800,000	762,812
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	2,194,034	2,292,063
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,779,285)			3,918,875
Commercial Mortgage Securities - 2.3%

Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	2,800,727	2,908,380
CBM Funding Corp. sequential pay:
Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	870,000	908,063
Class B, 7.48% 2/1/08	A	680,000	718,808
Series 1996-1B Class A2, 6.88% 7/1/02	AA	693,655	699,860
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 6.475% 1/10/13 (f)(i)	Baa1	1,400,000	1,399,891
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,570,000	1,577,662
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	1,320,000	1,293,188
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	Aa2	$ 1,000,000	$ 1,057,500
Class C1, 7.52% 5/15/06 (f)	A2	700,000	736,859
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class B, 6.79% 11/18/29	Aa2	2,050,000	2,117,266
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	BBB-	789,414	755,617
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)(i)	Baa3	1,420,000	1,368,081
LTC Commercial Mortgage pass through certificates Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	900,686	893,368
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 6.9168% 3/17/28 (i)	Baa2	1,320,000	1,313,606
Resolution Trust Corp. Series 1995-C1 Class C, 6.9% 2/25/27	A2	713,155	698,892
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	640,000	652,925
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	1,150,000	1,188,094
Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	1,100,000	1,078,559
Class E2, 7.224% 12/15/10 (f)	Baa3	660,000	641,953
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,884,867)			22,008,572
Foreign Government and Government Agency Obligations (j) - 0.6%

Chilean Republic 6.875% 4/28/09	Baa1	600,000	601,992
Quebec Province 7.5% 9/15/29	A2	2,455,000	2,689,084
State of Israel (guaranteed by U.S. Government through Agency for International Development) euro 6.375% 12/19/01	A2	800,000	818,728
United Mexican States:
8.375% 1/14/11	Baa3	890,000	876,650
9.875% 2/1/10	Baa3	760,000	815,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,435,656)			5,801,554
Supranational Obligations - 0.2%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $1,262,012)	Aaa	$ 1,270,000	$ 1,325,105
Commercial Paper - 0.2%

British Telecom PLC 0% 10/9/01 (i) (Cost $2,157,763)	2,160,000	2,173,111
Money Market Funds - 26.3%
	Shares
Fidelity Cash Central Fund, 5.22% (c)	109,052,532	109,052,532
Fidelity Money Market Central Fund, 5.45% (c)	140,550,134	140,550,134
Fidelity Securities Lending Cash Central Fund, 5.21% (c)	214,800	214,800
TOTAL MONEY MARKET FUNDS (Cost $249,817,466)		249,817,466
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $929,076,286)		938,345,710
NET OTHER ASSETS - 1.1%		10,642,808
NET ASSETS - 100%		$ 948,988,518
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
80 S&P 500 Stock Index Contracts	June 2001	$ 23,384,000	$ (209,230)

The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,283,482 or 4.2% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,498,121.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	37.9%	AAA, AA, A	33.6%
Baa	9.6%	BBB	9.5%
Ba	3.6%	BB	3.9%
B	5.4%	B	5.6%
Caa	0.7%	CCC	0.2%
Ca, C	0.0%	CC, C	0.1%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.1%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.
Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $932,350,712. Net unrealized appreciation aggregated $5,994,998, of which $28,611,256 related to appreciated investment securities and $22,616,258 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned at $208,050) (cost $929,076,286) - See accompanying schedule		$ 938,345,710
Cash		616,447
Receivable for investments sold		8,239,862
Receivable for fund shares sold		2,115,445
Dividends receivable		147,404
Interest receivable		8,707,274
Receivable for daily variation on futures contracts		154,000
Total assets		958,326,142
Liabilities
Payable for investments purchased Regular delivery	$ 4,370,233
Delayed delivery	2,485,355
Payable for fund shares redeemed	1,660,716
Accrued management fee	337,907
Other payables and accrued expenses	268,613
Collateral on securities loaned, at value	214,800
Total liabilities		9,337,624
Net Assets		$ 948,988,518
Net Assets consist of:
Paid in capital		$ 974,088,192
Undistributed net investment income		6,026,763
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,186,631)
Net unrealized appreciation (depreciation) on investments		9,060,194
Net Assets, for 82,468,893 shares outstanding		$ 948,988,518
Net Asset Value, offering price and redemption price per share ($948,988,518 ÷ 82,468,893 shares)		$11.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2001 (Unaudited)
Investment Income Dividends		$ 862,314
Interest		26,842,151
Security lending		156
Total income		27,704,621
Expenses
Management fee	$ 1,929,047
Transfer agent fees	732,973
Accounting and security lending fees	110,563
Non-interested trustees' compensation	1,659
Custodian fees and expenses	33,764
Registration fees	99,736
Audit	34,846
Legal	1,569
Miscellaneous	2,347
Total expenses before reductions	2,946,504
Expense reductions	(88,105)	2,858,399
Net investment income		24,846,222
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(24,727,935)
Foreign currency transactions	1,032
Futures contracts	(10,002,575)	(34,729,478)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,742,747)
Futures contracts	(209,230)	(3,951,977)
Net gain (loss)		(38,681,455)
Net increase (decrease) in net assets resulting from operations		$ (13,835,233)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2001 (Unaudited)	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 24,846,222	$ 44,953,107
Net realized gain (loss)	(34,729,478)	23,481,506
Change in net unrealized appreciation (depreciation)	(3,951,977)	(1,888,874)
Net increase (decrease) in net assets resulting from operations	(13,835,233)	66,545,739
Distributions to shareholders From net investment income	(23,778,065)	(44,898,768)
From net realized gain	(13,128,543)	(15,249,488)
In excess of net realized gain	(5,457,153)	-
Total distributions	(42,363,761)	(60,148,256)
Share transactions Net proceeds from sales of shares	378,055,296	253,105,851
Reinvestment of distributions	40,211,372	56,478,351
Cost of shares redeemed	(231,506,140)	(400,309,555)
Net increase (decrease) in net assets resulting from share transactions	186,760,528	(90,725,353)
Total increase (decrease) in net assets	130,561,534	(84,327,870)
Net Assets
Beginning of period	818,426,984	902,754,854
End of period (including undistributed net investment income of $6,026,763 and $4,958,606, respectively)	$ 948,988,518	$ 818,426,984
Other Information Shares
Sold	31,832,048	20,837,070
Issued in reinvestment of distributions	3,414,006	4,661,759
Redeemed	(19,617,530)	(32,988,862)
Net increase (decrease)	15,628,524	(7,490,033)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2001	Years ended September 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 12.15	$ 12.45	$ 12.36	$ 11.63	$ 11.46
Income from Investment Operations
Net investment income	.32 D	.65 D	.58 D	.57 D	.56 D	.61
Net realized and unrealized gain (loss)	(.50)	.30	.22	.39	1.02	.20
Total from investment operations	(.18)	.95	.80	.96	1.58	.81
Less Distributions
From net investment income	(.33)	(.65)	(.57)	(.58)	(.59)	(.64)
From net realized gain	(.16)	(.21)	(.53)	(.29)	(.26)	-
In excess of net realized gain	(.06)	-	-	-	-	-
Total distributions	(.55)	(.86)	(1.10)	(.87)	(.85)	(.64)
Net asset value, end of period	$ 11.51	$ 12.24	$ 12.15	$ 12.45	$ 12.36	$ 11.63
Total Return B, C	(1.50)%	8.10%	6.65%	8.06%	14.16%	7.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 948,989	$ 818,427	$ 902,755	$ 776,116	$ 647,402	$ 566,104
Ratio of expenses to average net assets	.65% A	.65%	.69%	.71%	.77%	.82%
Ratio of expenses to average net assets after expense reductions	.64% A, E	.62% E	.67% E	.69% E	.76% E	.80% E
Ratio of net investment income to average net assets	5.52% A	5.36%	4.72%	4.62%	4.74%	5.03%
Portfolio turnover rate	198% A	140%	121%	156%	112%	148%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders.

Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective October 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $706,038,955 and $658,348,642, respectively, of which U.S. government and government agency obligations aggregated $291,229,419 and $283,076,068, respectively.

The market value of futures contracts opened and closed during the period amounted to $178,255,216 and $144,659,411, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Money Market Central Fund is principally used for the fund's strategic allocation to money market investments. The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements except for distributions from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income. Distributions from the Central Funds to the fund totaled $7,580,456 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $11,586 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $34,192 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,466 and $49,447, respectively, under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Charles S. Morrison, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: AggressiveSM

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AMI-SANN-0501 131942
1.702315.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Asset ManagerSM

Semiannual Report

March 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Despite the Federal Reserve Board's third interest rate cut of 2001, equities continued to slump through the end of March, as the correction that began in the technology and telecommunications sectors spread to other segments of the market. The S&P 500® suffered its worst quarterly loss since the third quarter of 1990. Investment-grade bonds were a welcome sanctuary from the turbulence; corporate bonds in particular had a strong quarter.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Fidelity Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Fidelity® Asset Manager: Income®, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Period ended March 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Asset Manager SM	-9.43%	-7.70%	72.36%	197.29%
Fidelity Asset Manager Composite	-6.67%	-6.25%	66.16%	167.42%
S&P 500	-18.75%	-21.68%	94.06%	284.78%
LB Aggregate Bond	7.37%	12.53%	43.43%	115.53%
LB 3 Month T-Bill	3.20%	6.39%	30.84%	62.56%
Flexible Portfolio Funds Average	-9.90%	-10.08%	55.52%	176.34%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 251 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Period ended March 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager	-7.70%	11.50%	11.51%
Fidelity Asset Manager Composite	-6.25%	10.69%	10.34%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager SM on March 31, 1991. As the chart shows, by March 31, 2001, the value of the investment would have grown to $29,729 - a 197.29% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $38,478 - a 284.78% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,553 - a 115.53% increase. You can also look at how the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month T-Bill Index according to the fund's neutral mix*, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $26,742 - a 167.42% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Currently 50% stocks, 40% bonds and 10% short-term/money market instruments effective January 1, 1997;
40%, 40% and 20%, respectively, between June 1, 1992 and December 31, 1996; 30%, 40%, and 30%,
respectively, prior to June 1, 1992.

Semiannual Report

Market Recap

The benefits of diversification were clearly on display during the six-month period ending March 31, 2001. After leading the broader market for much of the past several years, stocks buckled during the past six months, with the most aggressive equity names leading the correction. Meanwhile, investors that kept a portion of their portfolios in bonds were hurt less by declining equities. Bonds outperformed equities as investors flocked to safer investment vehicles given the economic slowdown.

Stocks: A slowing economy, weak corporate earnings results and reduced growth outlooks in many industries characterized an unpleasant stock market experience for many investors during the six-month period ending March 31, 2001. Signs of overcapacity in several areas of technology - such as semiconductors, networking and optical equipment - spearheaded the sector's decline. Additionally, a slowdown in corporate information technology spending had a negative effect that rippled across many areas in the sector, reducing earnings and sharply downgrading growth forecasts. The effects of the economic deceleration spread to other sectors as the period progressed, including telecommunication services, industrials and financials, and gave way to a flurry of corporate measures to reduce costs, such as layoffs. The U.S. stock market responded negatively to this weak economic environment. Specifically, the tech-heavy NASDAQ Composite® Index fell 49.84% and the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, declined 18.75% during the period. Meanwhile, the Russell 2000® Index, a benchmark of smaller companies, returned -12.96% and the blue-chips' benchmark, the Dow Jones Industrial AverageSM, returned -6.51%. To ignite the economy, the Federal Reserve Board made an uncharacteristic move on January 3, 2001, by cutting key interest rates one-half percentage point in between regularly scheduled policy meetings. Citing erosion in business and consumer confidence, the Fed reduced rates by the same amount at its regularly scheduled meeting later in the month, and again in March.

Bonds: The combination of slower economic growth, lower interest rates and continued equity market weakness caused investors to favor investment-grade bonds during the six-month period ending March 31, 2001. The Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 7.37% during this time frame. Most higher-yielding spread sector securities - namely government agency issues and corporate bonds - reacted positively to the lower interest-rate environment created by the Federal Reserve Board. Despite record levels of issuance, corporate bonds performed well as demand for this new issuance remained strong. The Lehman Brothers Credit Bond Index rose 7.78%. An improved political backdrop and new subordinated deals from Fannie Mae and Freddie Mac - two government-sponsored enterprises - helped tighten spreads and enhance the outlook for government agencies, whose performance led all other bond categories. The Lehman Brothers U.S. Agency Index returned 7.97%. Mortgage bonds were the only spread sector that trailed comparable duration Treasuries as declining interest rates increased the risk of prepayment activity and the possibility of increased refinancing. Still, the Lehman Brothers Mortgage-Backed Securities Index returned 6.72%. Supported by the continued weak performance of equities, a relatively strong dollar and the Treasury Department's debt buyback program, the Lehman Brothers Treasury Index rose 7.49% during the period.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager

Q. How did the fund perform, Dick?

A. For the six months that ended March 31, 2001, the fund returned -9.43%, edging the flexible portfolio funds average tracked by Lipper Inc., which returned -9.90%. The Fidelity Asset Manager Composite Index returned -6.67% during the same period. For the 12 months that ended March 31, 2001, the fund returned -7.70%, while the Lipper average and composite index returned -10.08% and -6.25%, respectively.

Q. How did your asset allocation decisions play out for the fund during the past six months?

A. I maintained a slight bias toward equities, allocating just over 51% of net assets to stocks on average during the period. The fund's neutral allocation mix typically calls for 50% to be invested in stocks, 40% in bonds and 10% in short-term and money market instruments. The fund's equity weighting would seem to reflect a somewhat bullish view of the market, when, in fact, I was decidedly cautious. Facing early warning signs on the economic front and growing uncertainty in the marketplace during the late summer and early fall of 2000, I began to actively reduce the fund's equity exposure toward a more neutral weighting, reeling in our equity positions to the point where we became underweighted toward the end of the period - a rare posture for this fund. While this stance helped shelter the fund from the full magnitude of the market's precipitous decline during the period, we still lost ground relative to the composite index through our stock selection. However, the allocation decision was enough to overcome our Lipper peers, which were more heavily concentrated in stocks on average. Emphasizing fixed-income securities at the expense of equities was a plus. However, the decision to allocate a portion of the bond subportfolio to high-yield debt, while underweighting investment-grade bonds - the top-performing asset class during the period - detracted from performance. Finally, holding a modestly higher-than-normal cash position added incremental returns.

Q. What drove the fund's equity holdings?

A. It was a particularly difficult environment for stocks. What began as a wholesale rotation away from riskier assets, such as growth stocks - in response to heightened uncertainty about the health of the economy and the direction of interest rates - became an indiscriminate sell-off in the market, as grim earnings forecasts soured investors toward equity investing. We were hurt for simply not being defensive enough overall during the period. Tom Sprague, who directed the fund's equity investments until February, maintained an emphasis on growth stocks, which left the fund exposed to the more volatile sectors of the market, such as technology. Timing also was a big factor, as we acquired several stocks at seemingly attractive levels, only to watch them decline further. The equity subportfolio slightly trailed the Standard & Poor's 500 Index due in large part to our stock picking within the tech and biotechnology sectors, particularly in a handful of more aggressive names such as Ariba and Protein Design Labs, respectively, that performed poorly. Charles Mangum, who took over for Tom, helped narrow the performance gap a bit by reducing the overall volatility of the subportfolio and introducing more of a value orientation amid the market's free-fall in February and March. Favorable sector positioning helped the most, as Charles shifted the fund's focus away from higher-beta, new-age tech and biotech names to more concentrated positions in stable-growth industries, including finance and health. His conservative style of growth at a reasonable price led him to names such as Fannie Mae and Cardinal Health, which were among the fund's top contributors for the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund's bond subportfolio fare?

A. It was another strong showing for our investment-grade bond holdings, managed by Charlie Morrison. Declining interest rates and a steepening yield curve driven by slower economic growth and further weakness in the equity markets painted a positive backdrop for the subportfolio during the six-month period. Our positioning in corporate bonds had the biggest influence on performance. We maintained an emphasis on corporates, and even added to the position toward the end of 2000 when bonds were trading at historically cheap prices. This strategy paid off in January - the second strongest month ever for corporates - as a pair of interest-rate cuts levied by the Federal Reserve Board sparked a tremendous rally in the market. We benefited from selling into this rally, particularly within the telecommunications sector, which was hurt the most during the downturn in the fourth quarter of 2000. Diversification also was important for us, as we were able to insulate ourselves somewhat from some of the severe credit problems that plagued several corporate issuers during the period. Turning to high yield, Matt Conti did a nice job delivering positive absolute performance during a period that had plenty of negatives. Diversification and timely trading were the key ingredients here as well. January's reversal of fortune in the credit market was a rare opportunity for Matt to sell into strength, which allowed him to shed some lower-quality securities - mainly telecoms - and add more higher-rated debt. In so doing, we managed to spread out our sector positioning and effectively improve our overall risk profile, all the while benefiting from some very attractive coupon yields. Still, the high-yield positions did not perform as strongly as investment-grade bonds.

Q. What about the fund's short-term/money market investments?

A. On average during the past six months, we invested a vast majority of Fidelity Asset Manager's money market investments in a Fidelity money market mutual fund, managed by John Todd. When it became obvious in the fourth quarter of 2000 that the Fed would not hike rates and the economy was softening more quickly than expected, John extended the money market fund's average maturity by purchasing securities with maturities in the three- to six-month range. In doing so, he was able to lock in higher yields in a declining rate environment. By being more selective and avoiding money market securities with longer maturities, he managed to limit the money market fund's exposure to deteriorating credit conditions in the market.

Q. What's your outlook?

A. Caution remains the watchword. I'm content to maintain this strategy until I see a tangible catalyst that's capable of turning this market around. Until I observe evidence of genuine change, it's difficult to make a case for pursuing a more aggressive asset allocation stance. While this positioning could cause us to miss a small portion of the next move up, I can accept it. Particularly in the case of asset allocation funds, I believe it's better to "catch the elevator" on the way up than to ride it into the basement for an eventual bounce.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund

.

Fund Facts

Goal: seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments

Fund number: 314

Trading symbol: FASMX

Start date: December 28, 1988

Size: as of March 31, 2001, more than $11.9 billion

Manager: Richard Habermann, since 1996; manager, Fidelity Asset Manager: Aggressive, since 1999; Fidelity Asset Manager: Income and Fidelity Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann prepares for a brighter day in the equity market:

"If you look back at post-war history, there's only one instance in which we've had back-to-back down years in the S&P 500, 1973-74. It's quite unusual for bonds to deliver the type of returns they have versus equities for as long as they have without some sort of reversal. So, I think before the year is over, probability suggests that a brighter day could be in store for equities.

"The market tends to anticipate improvement well before you can actually see it in earnings visibility. We have more ´dry powder' available in the fund now, in the form of a near- neutral equity weighting and higher-than-normal cash position, which allows us to act quickly if need be.

"For months now, many investment strategists have been calling for a market bottom. Thankfully, we chose to ignore ´bottom calls' in January, which resulted in nothing more than a bear-market rally. However, our experience is that markets hit bottom when most folks least expect it. Market and specific stock sentiment often give valuable clues about future market conditions. But you have to be very careful that you don't move too early, which, in the investment game, is often the equivalent of being wrong."

Semiannual Report

Investment Changes

Top Five Stocks as of March 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	2.8	0.5
Clear Channel Communications, Inc.	2.6	0.2
Fannie Mae	2.4	1.0
Bristol-Myers Squibb Co.	1.9	0.4
General Electric Co.	1.9	2.0
	11.6
Top Five Bond Issuers as of March 31, 2001
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.4	9.4
U.S. Treasury Obligations	3.5	3.4
Government National Mortgage Association	2.3	1.6
Federal Home Loan Bank	1.8	1.0
Freddie Mac	1.7	1.2
	18.7
Top Five Market Sectors as of March 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.9	11.0
Consumer Discretionary	10.2	10.7
Health Care	9.2	6.4
Industrials	8.2	8.7
Information Technology	7.6	15.8
Asset Allocation (% of fund's net assets)
As of March 31, 2001*	As of September 30, 2000**
Stock class 48.7%	Stock class 56.0%
Bond class 40.7%	Bond class 34.9%
Short-term class 10.6%	Short-term class 9.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments March 31, 2001

Showing Percentage of Net Assets

Common Stocks - 46.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.3%
Hotels Restaurants & Leisure - 0.7%
Mandalay Resort Group (a)	608,500	$ 12,152
McDonald's Corp.	755,000	20,045
Tricon Global Restaurants, Inc. (a)	921,900	35,207
Wendy's International, Inc.	782,200	17,459
		84,863
Household Durables - 0.2%
Black & Decker Corp.	158,100	5,810
Leggett & Platt, Inc.	439,300	8,448
The Stanley Works	33,000	1,087
		15,345
Media - 3.3%
AOL Time Warner, Inc. (a)	222,250	8,923
Clear Channel Communications, Inc. (a)	5,717,191	311,301
NTL, Inc. warrants 10/14/08 (a)	11,305	226
Omnicom Group, Inc.	215,950	17,898
Viacom, Inc. Class A (a)	1,344,100	59,812
		398,160
Multiline Retail - 0.3%
Target Corp.	363,700	13,122
Wal-Mart Stores, Inc.	506,700	25,588
		38,710
Specialty Retail - 0.8%
Best Buy Co., Inc. (a)	512,800	18,440
Gap, Inc.	332,700	7,892
Home Depot, Inc.	1,058,200	45,608
Intimate Brands, Inc. Class A	639,800	9,405
Office Depot, Inc. (a)	199,200	1,743
Pathmark Stores, Inc. (a)	118,812	2,044
Staples, Inc. (a)	428,300	6,371
		91,503
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	130,444	3,261
Jostens, Inc. warrants 5/1/10 (a)(f)	2,745	55
		3,316
TOTAL CONSUMER DISCRETIONARY		631,897
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 2.8%
Beverages - 0.5%
PepsiCo, Inc.	338,800	$ 14,890
The Coca-Cola Co.	874,550	39,495
		54,385
Food & Drug Retailing - 0.3%
CVS Corp.	246,400	14,412
Kroger Co. (a)	540,300	13,934
Walgreen Co.	208,400	8,503
		36,849
Food Products - 0.5%
Quaker Oats Co.	306,900	29,785
Wm. Wrigley Jr. Co.	587,940	28,368
		58,153
Household Products - 0.1%
Colgate-Palmolive Co.	307,100	16,970
Personal Products - 0.5%
Alberto-Culver Co. Class B	221,200	8,773
Avon Products, Inc.	536,000	21,435
Estee Lauder Companies, Inc. Class A	288,800	10,518
Gillette Co.	706,700	22,028
		62,754
Tobacco - 0.9%
Philip Morris Companies, Inc.	2,168,000	102,872
TOTAL CONSUMER STAPLES		331,983
ENERGY - 3.6%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	454,200	16,492
BJ Services Co. (a)	237,500	16,910
ENSCO International, Inc.	502,700	17,595
Halliburton Co.	474,200	17,427
Schlumberger Ltd. (NY Shares)	320,200	18,447
		86,871
Oil & Gas - 2.9%
Chevron Corp.	665,200	58,405
Conoco, Inc. Class B	6,787,401	191,744
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Devon Energy Corp.	973,800	$ 56,675
Exxon Mobil Corp.	502,550	40,707
		347,531
TOTAL ENERGY		434,402
FINANCIALS - 10.4%
Banks - 3.4%
Bank of America Corp.	1,068,000	58,473
Bank One Corp.	1,274,700	46,119
Comerica, Inc.	475,100	29,219
First Union Corp.	561,841	18,541
FleetBoston Financial Corp.	614,700	23,205
M&T Bank Corp.	145,200	10,149
PNC Financial Services Group, Inc.	2,142,900	145,181
Synovus Finanical Corp.	789,200	21,308
U.S. Bancorp	789,107	18,307
Wells Fargo & Co.	715,800	35,411
		405,913
Diversified Financials - 5.6%
American Express Co.	729,900	30,145
Citigroup, Inc.	2,493,566	112,161
Fannie Mae	3,680,200	292,944
Freddie Mac	1,974,900	128,033
Household International, Inc.	711,700	42,161
J.P. Morgan Chase & Co.	830,200	37,276
Merrill Lynch & Co., Inc.	529,100	29,312
Morgan Stanley Dean Witter & Co.	66,500	3,558
		675,590
Insurance - 1.4%
AFLAC, Inc.	1,001,400	27,579
Allmerica Financial Corp.	506,200	26,267
American International Group, Inc.	543,169	43,725
Hartford Financial Services Group, Inc.	679,300	40,079
XL Capital Ltd. Class A	309,100	23,513
		161,163
TOTAL FINANCIALS		1,242,666
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 8.6%
Biotechnology - 0.0%
Affymetrix, Inc. (a)	102,900	$ 2,862
Sepracor, Inc. (a)	82,100	2,627
		5,489
Health Care Equipment & Supplies - 0.3%
Biomet, Inc.	499,400	19,672
Medtronic, Inc.	291,854	13,349
		33,021
Health Care Providers & Services - 3.1%
Cardinal Health, Inc.	3,448,620	333,642
CIGNA Corp.	186,888	20,064
Express Scripts, Inc. Class A (a)	208,900	18,107
		371,813
Pharmaceuticals - 5.2%
American Home Products Corp.	626,900	36,830
Bristol-Myers Squibb Co.	3,803,600	225,934
Eli Lilly & Co.	1,269,918	97,352
Merck & Co., Inc.	534,000	40,531
Pfizer, Inc.	379,100	15,524
Schering-Plough Corp.	5,777,807	211,063
		627,234
TOTAL HEALTH CARE		1,037,557
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.4%
General Dynamics Corp.	867,700	54,439
Honeywell International, Inc.	2,222,200	90,666
United Technologies Corp.	260,046	19,061
		164,166
Airlines - 0.1%
Southwest Airlines Co.	588,150	10,440
Building Products - 0.0%
American Standard Companies, Inc. (a)	123,400	7,289
Commercial Services & Supplies - 0.6%
Automatic Data Processing, Inc.	308,700	16,787
ChoicePoint, Inc. (a)	895,318	30,262
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	333,500	$ 13,147
Robert Half International, Inc. (a)	482,400	10,782
		70,978
Electrical Equipment - 0.2%
Emerson Electric Co.	371,800	23,052
Industrial Conglomerates - 2.3%
General Electric Co.	5,334,000	223,281
Textron, Inc.	128,500	7,304
Tyco International Ltd.	1,123,500	48,569
		279,154
Machinery - 1.3%
Caterpillar, Inc.	409,200	18,160
Danaher Corp.	805,400	43,943
Illinois Tool Works, Inc.	332,700	18,911
Ingersoll-Rand Co.	867,300	34,440
Parker-Hannifin Corp.	969,940	38,526
		153,980
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	869,890	26,427
Union Pacific Corp.	848,160	47,709
		74,136
TOTAL INDUSTRIALS		783,195
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	3,139,514	49,644
Comverse Technology, Inc. (a)	448,200	26,394
JDS Uniphase Corp. (a)	134,100	2,472
Juniper Networks, Inc. (a)	36,100	1,370
Nokia AB sponsored ADR	373,700	8,969
Nortel Networks Corp.	784,500	11,022
Tellabs, Inc. (a)	267,300	10,876
		110,747
Computers & Peripherals - 1.8%
Dell Computer Corp. (a)	1,034,900	26,584
EMC Corp. (a)	334,000	9,820
Gateway, Inc. (a)	384,800	6,468
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	974,200	$ 93,699
Lexmark International, Inc. Class A (a)	334,800	15,240
NCR Corp. (a)	513,300	20,034
Sun Microsystems, Inc. (a)	3,025,800	46,507
		218,352
Electronic Equipment & Instruments - 0.2%
Avnet, Inc.	222,400	4,559
Ingram Micro, Inc. Class A (a)	278,600	3,761
Sanmina Corp. (a)	440,800	8,623
SCI Systems, Inc. (a)	604,500	11,002
		27,945
IT Consulting & Services - 0.3%
Electronic Data Systems Corp.	639,900	35,745
Semiconductor Equipment & Products - 1.6%
Altera Corp. (a)	926,600	19,864
Analog Devices, Inc. (a)	445,800	16,156
Flextronics International Ltd. (a)	669,600	10,044
Intel Corp.	949,100	24,973
KLA-Tencor Corp. (a)	158,600	6,245
Linear Technology Corp.	408,350	16,768
Micron Technology, Inc. (a)	1,475,900	61,294
Novellus Systems, Inc. (a)	378,900	15,369
Texas Instruments, Inc.	467,800	14,492
Xilinx, Inc. (a)	245,600	8,627
		193,832
Software - 1.6%
BMC Software, Inc. (a)	650,500	13,986
Cadence Design Systems, Inc. (a)	530,800	9,814
Computer Associates International, Inc.	541,600	14,732
Manugistics Group, Inc. (a)	292,200	5,351
Microsoft Corp. (a)	2,065,500	112,957
Oracle Corp. (a)	1,224,100	18,337
Siebel Systems, Inc. (a)	332,900	9,055
		184,232
TOTAL INFORMATION TECHNOLOGY		770,853
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 1.0%
Chemicals - 0.4%
Dow Chemical Co.	655,300	$ 20,688
E.I. du Pont de Nemours and Co.	505,500	20,574
PPG Industries, Inc.	70,300	3,240
Rohm & Haas Co.	182,600	5,626
		50,128
Containers & Packaging - 0.1%
Bemis Co., Inc.	253,250	8,380
Metals & Mining - 0.2%
Alcoa, Inc.	765,100	27,505
Paper & Forest Products - 0.3%
International Paper Co.	821,500	29,640
TOTAL MATERIALS		115,653
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T Corp.	1,555,900	33,141
BellSouth Corp.	1,723,600	70,530
McCaw International Ltd. warrants 4/16/07 (a)(f)	22,840	114
Ono Finance PLC rights 5/31/09 (a)(f)	4,510	18
Qwest Communications International, Inc. (a)	621,000	21,766
SBC Communications, Inc.	2,172,300	96,950
Sprint Corp. - FON Group	834,000	18,340
Verizon Communications	169,500	8,356
WorldCom, Inc. (a)	489,100	9,140
		258,355
Wireless Telecommunication Services - 0.0%
Motient Corp. warrants 4/1/08 (a)	5,455	5
TOTAL TELECOMMUNICATION SERVICES		258,360
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Enron Corp.	254,500	14,786
TOTAL COMMON STOCKS (Cost $5,371,957)		5,621,352
Preferred Stocks - 0.7%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (a)(f)	331,403	$ 7
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	301,400	32,928
FINANCIALS - 0.1%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	4,320	4,268
Real Estate - 0.1%
California Federal Preferred Capital Corp. $2.2812	581,326	13,952
TOTAL FINANCIALS		18,220
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	6,719	6,551
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	36,192	27,506
TOTAL TELECOMMUNICATION SERVICES		34,057
TOTAL NONCONVERTIBLE PREFERRED STOCKS		85,205
TOTAL PREFERRED STOCKS (Cost $90,671)		85,212
Corporate Bonds - 19.6%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels Restaurants & Leisure - 0.1%
Hilton Hotels Corp. 5% 5/15/06	Ba2	$ 10,410	8,953
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
EchoStar Communications Corp.:
4.875% 1/1/07 (f)	Caa2	$ 1,590	$ 1,399
4.875% 1/1/07	Caa2	3,820	3,362
			4,761
TOTAL CONSUMER DISCRETIONARY			13,714
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Key Energy Services, Inc. 5% 9/15/04	B2	3,050	2,722
HEALTH CARE - 0.4%
Biotechnology - 0.2%
Affymetrix, Inc. 4.75% 2/15/07	CCC+	26,520	16,045
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp. 6% 12/1/05	B1	17,540	15,961
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	8,280	7,286
7% 5/15/09	B2	1,610	1,417
			24,664
TOTAL HEALTH CARE			40,709
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 4% 2/1/02	Ba1	2,580	2,490
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.3%
Gilat Satellite Networks Ltd. yankee 4.25% 3/15/05	-	590	345
Juniper Networks, Inc. 4.75% 3/15/07	B-	36,808	26,594
ONI Systems Corp. 5% 10/15/05	CCC	5,890	3,729
			30,668
Electronic Equipment & Instruments - 0.1%
Sanmina Corp. 0% 9/12/20	Ba3	51,928	17,136
Semiconductor Equipment & Products - 0.1%
Vitesse Semiconductor Corp. 4% 3/15/05	B2	11,530	8,532
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Networks Associates, Inc. 0% 2/13/18	-	$ 36,880	$ 13,461
TOTAL INFORMATION TECHNOLOGY			69,797
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Aether Systems, Inc. 6% 3/22/05	CCC	6,240	3,064
TOTAL CONVERTIBLE BONDS			132,496
Nonconvertible Bonds - 18.5%
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	2,465	2,342
Lear Corp. 8.11% 5/15/09	Ba1	3,445	3,454
TRW, Inc. 8.75% 5/15/06	Baa2	4,890	5,183
			10,979
Hotels Restaurants & Leisure - 0.8%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	2,150	2,193
Alliance Gaming Corp. 10% 8/1/07	Caa1	3,965	3,489
Anchor Gaming 9.875% 10/15/08	B1	4,415	4,680
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	3,784	3,708
Boyd Gaming Corp. 9.5% 7/15/07	B1	425	395
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	9,175	9,450
Domino's, Inc. 10.375% 1/15/09	B3	7,535	7,497
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	3,580	3,580
HMH Properties, Inc. 7.875% 8/1/05	Ba2	4,520	4,407
Hollywood Casino Corp. 11.25% 5/1/07	B3	480	506
Hollywood Casino Shreveport/Shreveport Capital Corp. 13% 8/1/06	B3	3,415	3,646
Host Marriott LP 8.375% 2/15/06	Ba2	3,480	3,463
International Game Technology:
7.875% 5/15/04	Ba1	3,685	3,713
8.375% 5/15/09	Ba1	1,330	1,363
Mandalay Resort Group 10.25% 8/1/07	Ba3	4,630	4,769
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels Restaurants & Leisure - continued
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	$ 3,685	$ 3,703
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	4,285	4,349
8.75% 1/1/09	Ba3	1,360	1,391
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	970	963
9.375% 2/15/07	Ba2	5,360	5,561
Premier Parks, Inc. 9.75% 6/15/07	B3	4,600	4,727
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	7,300	7,536
Six Flags, Inc. 9.5% 2/1/09 (f)	B3	2,955	3,036
Station Casinos, Inc. 10.125% 3/15/06	B1	2,368	2,439
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	4,210	4,315
			94,879
Household Durables - 0.1%
D.R. Horton, Inc. 8% 2/1/09	Ba1	4,215	4,078
Ryland Group, Inc. 9.75% 9/1/10	Ba2	4,940	5,162
Standard Pacific Corp. 9.5% 9/15/10	Ba2	2,400	2,412
			11,652
Internet & Catalog Retail - 0.0%
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	4,635	2,735
Leisure Equipment & Products - 0.0%
Hasbro, Inc. 7.95% 3/15/03	Ba3	5,915	5,619
Media - 2.7%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	6,140	5,680
Adelphia Communications Corp.:
7.5% 1/15/04	B2	3,910	3,715
9.25% 10/1/02	B2	3,535	3,570
9.875% 3/1/07	B2	3,865	3,865
10.5% 7/15/04	B2	1,290	1,332
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	4,409	4,850
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	8,840	7,691
At Entertainment, Inc.:
0% 7/15/08 (d)	B2	9,390	4,319
0% 2/1/09 (d)	B2	2,398	911
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	$ 8,350	$ 8,412
Century Communications Corp. 0% 1/15/08	B2	6,929	3,274
Chancellor Media Corp. 8% 11/1/08	Ba1	3,880	3,977
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	11,255	10,692
10% 4/1/09	B2	18,115	18,658
10.25% 1/15/10	B2	2,435	2,508
10.75% 10/1/09	B2	2,415	2,584
11.125% 1/15/11	B2	4,845	5,184
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	2,405	1,852
Citadel Broadcasting Co.:
9.25% 11/15/08	B3	2,035	2,116
10.25% 7/1/07	B3	7,390	7,870
Classic Cable, Inc.:
9.375% 8/1/09	Caa1	1,560	952
10.5% 3/1/10	Caa1	400	236
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	10,925	10,109
Continental Cablevision, Inc.:
8.3% 5/15/06	A3	7,530	8,132
8.625% 8/15/03	A3	8,070	8,568
CSC Holdings, Inc.:
9.25% 11/1/05	Ba3	2,110	2,163
9.875% 5/15/06	Ba3	4,825	5,066
9.875% 4/1/23	B1	2,550	2,729
10.5% 5/15/16	Ba3	5,705	6,390
Diamond Cable Communications PLC yankee:
0% 2/15/07 (d)	B2	2,955	2,098
11.75% 12/15/05	B2	3,825	3,557
EchoStar DBS Corp.:
9.25% 2/1/06	B1	15,270	15,270
9.375% 2/1/09	B1	1,890	1,890
Fox Family Worldwide, Inc.:
0% 11/1/07 (d)	B1	3,605	3,064
9.25% 11/1/07	B1	6,325	6,388
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	11,215	11,271
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	$ 7,210	$ 7,219
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	10,012	9,712
Granite Broadcasting Corp. 8.875% 5/15/08	Caa1	1,845	1,255
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	9,490	8,575
International Cabletel, Inc. 11.5% 2/1/06	B2	4,690	4,127
K-III Communications Corp. 8.5% 2/1/06	Ba3	2,730	2,723
Knology Holding, Inc. 0% 10/15/07 (d)	-	610	165
LIN Television Corp. 8.375% 3/1/08	B2	970	883
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	1,065	1,065
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	11,440	10,781
7.75% 1/20/24	Baa3	6,830	6,486
8% 10/17/16	Baa3	7,250	7,307
NTL, Inc. 0% 4/1/08 (d)	B3	1,600	944
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	11,925	12,164
Paramount Communications, Inc. 7.5% 1/15/02	A3	3,885	3,951
Satelites Mexicanos SA de CV 10.125% 6/30/04 (f)(i)	B1	3,132	2,834
TCI Communications, Inc.:
8.25% 1/15/03	A3	430	449
9.8% 2/1/12	A3	12,130	14,539
Telemundo Holdings, Inc. 0% 8/15/08 (d)	Caa1	880	598
Telewest Communications PLC yankee:
0% 4/15/09 (d)	B2	1,100	649
0% 2/1/10 (d)	B2	2,170	1,280
9.875% 2/1/10	B2	1,970	1,852
11.25% 11/1/08	B2	2,250	2,273
Telewest PLC:
yankee 9.625% 10/1/06	B2	770	716
yankee 11% 10/1/07	B2	25,650	25,137
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	4,160	4,538
Young Broadcasting, Inc. 8.75% 6/15/07	B2	1,300	1,183
			324,348
Multiline Retail - 0.5%
Dayton Hudson Corp. 7.5% 7/15/06	A2	9,000	9,762
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dillards, Inc.:
6.125% 11/1/03	Baa3	$ 4,515	$ 4,109
6.43% 8/1/04	Baa3	2,315	2,118
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	8,750	8,895
8.5% 6/15/03	Baa1	6,400	6,767
JCPenney Co., Inc. 6.5% 6/15/02	Baa3	2,535	2,291
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	1,315	1,157
7.25% 4/1/02	Ba2	930	911
Kmart Corp.:
9.375% 2/1/06	Baa3	7,300	7,300
12.5% 3/1/05	Baa3	6,590	7,183
Saks, Inc.:
7% 7/15/04	Ba1	9,400	8,507
8.25% 11/15/08	Ba1	920	810
			59,810
Textiles & Apparel - 0.2%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	13,095	13,499
Jostens, Inc. 12.75% 5/1/10	B3	2,745	2,831
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	4,770	4,472
7% 11/1/06	Ba3	1,485	1,307
			22,109
TOTAL CONSUMER DISCRETIONARY			532,131
CONSUMER STAPLES - 0.7%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	B1	1,205	1,214
Canandaigua Brands, Inc. 8.75% 12/15/03	B1	1,475	1,486
Cott Corp. yankee 8.5% 5/1/07	B1	500	500
			3,200
Food & Drug Retailing - 0.1%
Fleming Companies, Inc. 10.125% 4/1/08 (f)	Ba3	2,295	2,335
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Rite Aid Corp. 10.5% 9/15/02 (f)	Caa1	$ 9,660	$ 9,177
Winn-Dixie Stores, Inc. 8.875% 4/1/08	Ba2	4,440	4,446
			15,958
Food Products - 0.3%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	10,165	10,557
Kellogg Co.:
6.6% 4/1/11 (f)	Baa2	4,830	4,837
7.45% 4/1/31 (f)	Baa2	6,160	6,182
Nabisco, Inc. 6.85% 6/15/05	A2	11,700	12,070
			33,646
Tobacco - 0.3%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	14,871	15,438
7.25% 9/15/01	A2	4,350	4,375
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	8,900	8,905
			28,718
TOTAL CONSUMER STAPLES			81,522
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	6,080	6,080
Key Energy Services, Inc. 8.375% 3/1/08 (f)	Ba3	4,450	4,545
Parker Drilling Co. 9.75% 11/15/06	B1	3,830	3,916
RBF Finance Co.:
11% 3/15/06	Baa3	3,850	4,764
11.375% 3/15/09	Baa3	5,345	6,467
			25,772
Oil & Gas - 0.6%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	2,440	2,477
Chesapeake Energy Corp.:
8.125% 4/1/11 (f)	B2	10,920	10,738
9.625% 5/1/05	B2	8,105	8,490
Cross Timbers Oil Co.:
8.75% 11/1/09	B1	1,130	1,175
9.25% 4/1/07	B1	3,950	4,148
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Oryx Energy Co.:
8% 10/15/03	Baa1	$ 8,205	$ 8,664
8.125% 10/15/05	Baa1	12,820	13,823
8.375% 7/15/04	Baa1	6,170	6,619
Petro-Canada yankee 7% 11/15/28	A3	3,350	3,219
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	5,285	6,144
Plains Resources, Inc. 10.25% 3/15/06	B2	1,960	1,992
Tesoro Petroleum Corp. 9% 7/1/08	B1	4,310	4,396
			71,885
TOTAL ENERGY			97,657
FINANCIALS - 5.4%
Banks - 1.8%
Bank of America Corp. 7.8% 2/15/10	Aa3	3,440	3,699
Bank One Capital III 8.75% 9/1/30	Aa3	7,300	7,785
Bank One Corp. 7.875% 8/1/10	A1	20,950	22,709
BankBoston Corp. 6.625% 2/1/04	A3	4,570	4,676
Barclays Bank PLC 8.55% 9/29/49 (e)(f)	Aa2	10,810	11,846
Capital One Bank:
6.26% 5/7/01	Baa2	9,025	9,030
6.375% 2/15/03	Baa2	7,960	7,878
6.48% 6/28/02	Baa2	5,075	5,052
6.65% 3/15/04	Baa3	7,440	7,306
Chevy Chase Savings Bank FSB 9.25% 12/1/08	B1	2,310	2,287
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	4,200	4,778
Den Danske Bank AS 6.375% 6/15/08 (f)(i)	Aa3	22,050	23,018
Home Savings of America FSB 6.5% 8/15/04	A3	8,080	8,150
HSBC Finance Nederland BV 7.4% 4/15/03 (f)	A1	1,750	1,808
Korea Development Bank:
6.625% 11/21/03	Baa2	10,798	10,839
7.125% 4/22/04	Baa2	5,015	5,080
7.375% 9/17/04	Baa2	1,620	1,656
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Long Island Savings Bank FSB:
6.2% 4/2/01	Baa3	$ 10,550	$ 10,550
7% 6/13/02	Baa3	9,680	9,786
Popular, Inc. 6.2% 4/30/01	A3	6,435	6,437
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	9,570	10,037
9.118% 3/31/49	A1	10,440	11,808
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	6,765	6,799
Summit Bancorp 8.625% 12/10/02	A3	5,500	5,782
Union Planters Corp. 7.75% 3/1/11	Baa2	9,500	9,742
Union Planters National Bank 6.81% 8/20/01	A3	10,000	10,053
			218,591
Diversified Financials - 2.9%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	Aa3	16,370	17,916
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	5,495	5,110
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	13,000	12,470
Amvescap PLC yankee:
6.375% 5/15/03	A2	6,150	6,206
6.6% 5/15/05	A2	11,360	11,493
Associates Corp. of North America 5.8% 4/20/04	Aa3	15,410	15,559
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	6,400	6,583
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08 (f)	Ba3	2,910	3,005
Capital One Financial Corp. 7.125% 8/1/08	Baa3	13,290	12,024
CIT Group, Inc. 5.5% 2/15/04	A1	1,790	1,763
Citigroup, Inc. 7.25% 10/1/10	Aa3	21,900	23,080
Countrywide Funding Corp. 6.45% 2/27/03	A3	10,900	11,080
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	B2	1,300	832
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	2,500	2,517
Details Capital Corp. 0% 11/15/07 (d)	B3	1,355	1,152
ERP Operating LP:
6.55% 11/15/01	A3	3,900	3,929
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
ERP Operating LP: - continued
7.1% 6/23/04	A3	$ 10,290	$ 10,602
Finova Capital Corp. 7.25% 11/8/04	Caa2	2,185	1,835
Ford Motor Credit Co.:
7.375% 2/1/11	A2	3,600	3,728
7.5% 3/15/05	A2	11,680	12,196
7.875% 6/15/10	A2	20,010	21,442
General Motors Acceptance Corp. 6.75% 1/15/06	A2	4,120	4,203
GS Escrow Corp. 7% 8/1/03	Ba1	4,645	4,606
Household Finance Corp. 6.5% 1/24/06	A2	9,500	9,785
HSBC Capital Funding LP:
9.547% 12/31/49 (e)(f)	A1	4,700	5,393
10.176% 12/31/49 (e)(f)	A1	8,400	10,216
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	14,400	15,390
Madison River Capital LLC/Madison River Finance Corp. 13.25% 3/1/10	Caa1	6,810	4,903
Metris Companies, Inc. 10% 11/1/04	Ba3	1,045	951
Michael Foods Acquisition Corp. 11.75% 4/1/11 (f)	B2	3,120	3,167
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A1	3,430	3,509
Qwest Capital Funding, Inc.:
7.75% 8/15/06 (f)	Baa1	15,200	16,079
7.75% 2/15/31 (f)	Baa1	11,200	11,395
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa3	13,620	13,545
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	9,400	9,498
Sprint Capital Corp. 6.875% 11/15/28	Baa1	14,275	12,133
Stone Container Finance Co. 11.5% 8/15/06 (f)	B2	480	499
The Money Store, Inc. 7.3% 12/1/02	A2	8,750	9,032
Trench Electronics SA/Trench, Inc. yankee 10.25% 12/15/07	B3	3,290	2,139
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	6,520	6,546
6.75% 5/15/09	Baa1	10,575	9,986
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	$ 9,200	$ 10,151
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	1,085	933
			348,581
Insurance - 0.1%
Conseco, Inc.:
6.4% 6/15/01	B1	2,550	2,534
6.4% 2/10/03	Baa3	5,520	4,913
8.5% 10/15/02	Baa3	2,220	2,145
8.75% 2/9/04	B1	2,140	1,862
			11,454
Real Estate - 0.6%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	4,360	4,346
7.125% 3/15/04	Baa2	10,930	11,061
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	8,200	8,379
EOP Operating LP:
6.375% 2/15/03	Baa1	10,000	10,132
6.75% 2/15/08	Baa1	4,520	4,487
7.75% 11/15/07	Baa1	9,580	10,000
LNR Property Corp.:
9.375% 3/15/08	B1	9,125	8,714
10.5% 1/15/09	B1	6,855	6,838
			63,957
TOTAL FINANCIALS			642,583
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
AdvancePCS 8.5% 4/1/08 (f)	B1	3,710	3,766
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba2	3,425	3,357
Dynacare, Inc. yankee 10.75% 1/15/06	B2	1,020	1,010
Express Scripts, Inc. 9.625% 6/15/09	Ba2	2,495	2,679
HEALTHSOUTH Corp. 10.75% 10/1/08	Ba3	3,895	4,129
Manor Care, Inc. 8% 3/1/08 (f)	Ba1	1,545	1,568
Omnicare, Inc. 8.125% 3/15/11 (f)	Ba2	3,560	3,631
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	$ 4,175	$ 4,603
Unilab Corp. 12.75% 10/1/09	B3	3,705	4,122
			28,865
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
BE Aerospace, Inc. 8% 3/1/08	B2	6,255	6,067
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	660	686
Sequa Corp.:
8.875% 4/1/08 (f)	Ba2	6,680	6,713
9% 8/1/09	Ba2	4,900	4,974
			18,440
Airlines - 0.2%
Air Canada 10.25% 3/15/11 (f)	B1	5,670	5,500
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	1,007	1,020
Class C2, 7.434% 3/15/06	Baa1	2,870	2,921
Delta Air Lines, Inc.:
Series 2000 1 Class A2, 7.57% 11/18/10	Aa2	2,665	2,866
8.3% 12/15/29	Baa3	5,420	4,727
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba2	4,425	4,359
8.52% 4/7/04	Ba2	2,615	2,589
			23,982
Building Products - 0.0%
American Standard, Inc. 7.625% 2/15/10	Ba2	1,300	1,300
USG Corp. 9.25% 9/15/01	Ba2	1,200	1,188
			2,488
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	2,320	2,262
7.625% 1/1/06	Ba3	2,600	2,522
7.875% 1/1/09	Ba3	5,340	5,153
10% 8/1/09	B2	1,745	1,780
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	4,180	4,055
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	$ 3,150	$ 2,709
Iron Mountain, Inc. 8.75% 9/30/09	B2	7,555	7,649
Iron Mountain, Inc. 8.625% 4/1/13	B2	3,600	3,632
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	2,095	1,739
World Color Press, Inc. 7.75% 2/15/09	Baa3	5,420	5,041
			36,542
Construction & Engineering - 0.0%
Anteon Corp. 12% 5/15/09	B3	5,055	4,853
Electrical Equipment - 0.2%
Comdisco, Inc.:
6.375% 11/30/01	Baa2	13,775	13,086
7.25% 9/1/02	Baa2	12,000	10,080
			23,166
Machinery - 0.2%
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	11,535	12,342
Numatics, Inc. 9.625% 4/1/08	B3	1,070	728
Terex Corp. 10.375% 4/1/11 (f)	B2	3,130	3,146
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	11,400	11,454
			27,670
Marine - 0.1%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	3,890	3,929
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3	6,150	5,289
10.25% 11/15/06	Ba3	2,800	2,310
			11,528
Road & Rail - 0.5%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	9,010	8,573
CSX Corp.:
6.25% 10/15/08	Baa2	6,210	6,047
6.46% 6/22/05	Baa2	13,650	13,756
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	21,900	22,462
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV yankee:
0% 6/15/09 (d)	B1	$ 3,985	$ 3,258
10.25% 6/15/07	B1	3,475	3,327
			57,423
TOTAL INDUSTRIALS			206,092
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Corning, Inc. 6.85% 3/1/29	A2	6,120	5,361
L-3 Communications Corp.:
8% 8/1/08	B2	4,690	4,643
10.375% 5/1/07	B2	2,410	2,579
Lucent Technologies, Inc.:
6.9% 7/15/01	Baa3	2,510	2,485
7.25% 7/15/06	Baa3	930	865
Spectrasite Holdings, Inc.:
10.75% 3/15/10	B3	480	398
12.5% 11/15/10	B3	1,300	1,170
			17,501
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	11,000	11,138
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	6,990	6,291
Fisher Scientific International, Inc. 9% 2/1/08	B3	6,375	6,327
Millipore Corp. 7.5% 4/1/07	Ba2	1,755	1,650
			14,268
Internet Software & Services - 0.1%
Exodus Communications, Inc. 11.625% 7/15/10	B3	6,185	4,979
PSINet, Inc. 10% 2/15/05	Ca	8,280	745
Rhythms NetConnections, Inc. 12.75% 4/15/09	Caa1	6,770	880
			6,604
IT Consulting & Services - 0.1%
Unisys Corp.:
7.875% 4/1/08	Ba1	3,105	3,043
11.75% 10/15/04	Ba1	6,355	6,697
			9,740
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp. 8.125% 4/15/02	Ba1	$ 840	$ 731
Semiconductor Equipment & Products - 0.1%
Amkor Technology, Inc.:
9.25% 5/1/06	Ba3	920	876
10.5% 5/1/09	B1	895	864
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	980	946
10.375% 10/1/07	B2	5,126	4,947
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba3	110	102
9.875% 7/1/10	Ba3	4,235	4,023
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	6,000	5,040
			16,798
TOTAL INFORMATION TECHNOLOGY			76,780
MATERIALS - 1.0%
Chemicals - 0.5%
Acetex Corp. yankee 9.75% 10/1/03	B3	3,400	3,264
Avecia Group PLC yankee 11% 7/1/09	B2	7,910	8,306
Georgia Gulf Corp. 10.375% 11/1/07	B1	6,595	6,859
Hercules, Inc. 11.125% 11/15/07 (f)	Ba2	920	922
Huntsman Corp. 9.5% 7/1/07 (f)	Caa1	3,255	2,490
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	1,950	1,989
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	17,315	17,748
10.875% 5/1/09	B2	3,120	3,151
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	1,970	1,931
7.75% 8/15/05	Ba1	2,620	2,541
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	3,275	3,079
The Scotts Co. 8.625% 1/15/09	B2	4,455	4,500
			56,780
Containers & Packaging - 0.1%
Crown Cork & Seal, Inc. 7.125% 9/1/02	B2	4,240	3,180
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	3,975	2,385
9.75% 6/15/07	Caa1	2,130	1,321
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. 7.85% 5/15/04	B1	$ 5,390	$ 4,474
Packaging Corp. of America 9.625% 4/1/09	B1	1,690	1,813
U.S. Can Corp. 12.375% 10/1/10 (f)	B3	3,075	3,198
			16,371
Metals & Mining - 0.2%
AK Steel Corp. 9.125% 12/15/06	Ba2	2,615	2,589
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	2,160	2,187
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	15,895	16,690
			21,466
Paper & Forest Products - 0.2%
Container Corp. of America:
guaranteed 9.75% 4/1/03	B2	1,120	1,131
11.25% 5/1/04	B2	1,745	1,745
Doman Industries Ltd. yankee:
8.75% 3/15/04	Caa1	7,240	4,127
9.25% 11/15/07	Caa1	550	263
Potlatch Corp. 6.25% 3/15/02	Baa3	8,610	8,621
Repap New Brunswick, Inc. yankee 10.625% 4/15/05	Ba2	565	581
Riverwood International Corp.:
10.25% 4/1/06	B3	1,250	1,269
10.625% 8/1/07	B3	950	976
Stone Container Corp. 9.75% 2/1/11 (f)	B2	3,250	3,283
Tembec Finance Corp. yankee 9.875% 9/30/05	Ba1	2,000	2,070
			24,066
TOTAL MATERIALS			118,683
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.3%
American Mobile Satellite Corp. 12.25% 4/1/08	-	5,455	2,127
AT&T Corp. 6.5% 3/15/29	A2	13,440	11,354
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (f)	Baa1	15,500	17,179
Covad Communications Group, Inc. 12% 2/15/10	Caa1	7,965	1,195
Earthwatch, Inc. 0% 7/15/07 (d)	-	5,920	5,032
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA:
7.2% 3/1/06 (f)	A3	$ 5,130	$ 5,212
8.5% 3/1/31 (f)	A3	9,555	9,542
Global Crossing Holdings Ltd. 9.125% 11/15/06	Ba2	2,555	2,453
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10 (f)	B1	1,170	1,258
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	1,925	1,935
0% 7/15/07 (d)	B2	2,295	1,997
8.5% 1/15/08	B2	2,025	1,985
8.6% 6/1/08	B2	1,440	1,411
8.875% 11/1/07	B2	1,095	1,073
9.5% 3/1/09	B2	485	480
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	20,888	12,533
NEON Communications, Inc. 12.75% 8/15/08	-	7,146	3,073
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	10,315	4,848
12.75% 8/1/10	Caa1	2,450	1,789
NTL Communications Corp. 11.5% 10/1/08	B3	1,235	1,099
Ono Finance PLC:
13% 5/1/09	Caa1	1,590	1,224
14% 2/15/11 unit (f)	Caa1	1,770	1,434
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	14,005	13,705
Telefonica Europe BV 8.25% 9/15/30	A2	7,950	8,288
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	16,612	16,495
7.7% 7/20/29	Baa1	755	737
Teligent, Inc. 0% 3/1/08 (d)	Ca	9,870	99
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	4,065	4,106
Tritel PCS, Inc. 10.375% 1/15/11 (f)	B3	1,570	1,444
Versatel Telecom International NV yankee:
11.875% 7/15/09	B3	915	531
13.25% 5/15/08	B3	930	558
13.25% 5/15/08	B3	3,250	1,950
WorldCom, Inc. 8.875% 1/15/06	A3	9,729	9,944
			148,090
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
American Tower Corp. 9.375% 2/1/09 (f)	B3	$ 4,655	$ 4,422
AT&T Wireless Services, Inc.:
7.875% 3/1/11 (f)	Baa2	11,575	11,604
8.75% 3/1/31 (f)	Baa2	12,600	12,569
Crown Castle International Corp. 9.5% 8/1/11	B3	3,625	3,534
Dobson Communications Corp. 10.875% 7/1/10	B3	3,755	3,849
Echostar Broadband Corp. 10.375% 10/1/07	B3	8,325	8,492
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	6,760	6,760
Millicom International Cellular SA yankee 0% 6/1/06 (d)	Caa1	19,645	17,091
Nextel Communications, Inc.:
0% 10/31/07 (d)	B1	39,230	27,461
12% 11/1/08	B1	3,340	3,140
Nextel Partners, Inc.:
0% 2/1/09 (d)	B3	9,520	6,093
11% 3/15/10	B3	105	91
Vodafone Group PLC yankee 7.625% 2/15/05	A2	17,355	18,392
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	B2	7,875	5,926
10.375% 11/15/09	B2	14,505	15,919
			145,343
TOTAL TELECOMMUNICATION SERVICES			293,433
UTILITIES - 1.2%
Electric Utilities - 1.0%
AES Corp.:
8% 12/31/08	Ba1	3,135	3,041
8.375% 8/15/07	Ba3	1,370	1,343
8.5% 11/1/07	Ba3	10,825	10,609
9.375% 9/15/10	Ba1	5,705	5,990
Avon Energy Partners Holdings:
6.46% 3/4/08 (f)	Baa2	10,920	10,302
6.73% 12/11/02 (f)	Baa2	13,550	13,659
CMS Energy Corp.:
6.75% 1/15/04	Ba3	2,295	2,203
7.5% 1/15/09	Ba3	4,805	4,541
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.: - continued
8.5% 4/15/11	Ba3	$ 6,135	$ 6,089
9.875% 10/15/07	Ba3	8,385	8,888
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	2,615	2,888
Illinois Power Co. 7.5% 6/15/09	Baa1	5,330	5,499
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (f)	A3	10,710	9,545
7.875% 12/15/26 (f)	A3	6,380	5,774
NiSource Finance Corp. 7.875% 11/15/10	Baa2	12,000	12,931
Orion Power Holdings, Inc. 12% 5/1/10 (f)	Ba3	3,110	3,437
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	1,795	1,624
6.25% 3/1/04	B3	4,555	4,077
7.875% 3/1/02	B3	345	319
Southern California Edison Co. 6.25% 6/15/03	B3	300	273
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,105	1,063
Tiverton Power Associates LP/Rumford Power Associates LP 9% 7/15/18 (f)	Ba1	5,230	5,413
			119,508
Gas Utilities - 0.2%
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa1	6,600	6,880
Sempra Energy 7.95% 3/1/10	A2	15,600	15,763
			22,643
Water Utilities - 0.0%
Azurix Corp. 10.375% 2/15/07	Ba3	870	892
TOTAL UTILITIES			143,043
TOTAL NONCONVERTIBLE BONDS			2,220,789
TOTAL CORPORATE BONDS (Cost $2,352,530)			2,353,285
U.S. Government and Government Agency Obligations - 8.1%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 4.2%
Fannie Mae:
5.25% 1/15/09	Aaa	$ 2,500	$ 2,444
6% 12/15/05	Aaa	26,055	26,964
6% 5/15/08	Aaa	42,200	43,380
6.25% 2/1/11	Aa2	6,585	6,700
6.625% 11/15/10	Aaa	30,840	32,816
7.25% 1/15/10	Aaa	12,510	13,827
7.25% 5/15/30	Aaa	14,840	16,735
Federal Home Loan Bank:
5% 2/28/03	Aaa	119,540	120,287
6.375% 11/15/02	Aaa	87,350	89,752
Financing Corp. - coupon STRIPS:
0% 4/5/02	Aaa	2,276	2,172
0% 5/11/02	Aaa	2,275	2,158
0% 8/8/05	Aaa	5,482	4,378
0% 11/30/05	Aaa	1,666	1,303
Freddie Mac:
4.75% 3/15/03	Aaa	20,800	20,852
5.75% 3/15/09	Aaa	37,250	37,512
5.875% 3/21/11	Aa2	36,795	36,398
6.875% 1/15/05	Aaa	8,295	8,807
6.875% 9/15/10	Aaa	20,800	22,496
7.35% 3/22/05	Aaa	5,000	5,399
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.57% 8/1/13	Aaa	10,090	10,406
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			504,786
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bills, yield at date of purchase 4.77% 5/17/01 (h)	-	11,000	10,939
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	63,570	67,831
6.125% 8/15/29	Aaa	6,680	7,174
8.125% 8/15/19	Aaa	120,920	156,062
8.875% 2/15/19	Aaa	1,360	1,866
10.75% 5/15/03	Aaa	1,750	1,974
10.75% 8/15/05	Aaa	5,080	6,294
11.25% 2/15/15	Aaa	30,920	48,453
11.75% 2/15/10 (callable)	Aaa	42,750	53,224
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
12% 8/15/13	Aaa	$ 4,070	$ 5,793
14% 11/15/11	Aaa	5,385	7,770
U.S. Treasury Notes:
6.5% 2/15/10	Aaa	29,580	32,677
6.625% 6/30/01	Aaa	35,951	36,142
7% 7/15/06	Aaa	26,585	29,459
7.875% 11/15/04	Aaa	3,500	3,887
TOTAL U.S. TREASURY OBLIGATIONS			469,545
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $939,705)			974,331
U.S. Government Agency - Mortgage Securities - 10.8%

Fannie Mae - 7.9%
5.5% 2/1/11 to 1/1/14	Aaa	5,807	5,715
6% 4/1/09 to 3/1/31	Aaa	172,272	169,519
6.5% 4/1/13 to 2/1/31	Aaa	269,077	268,553
6.5% 3/1/31 (g)	Aaa	4,570	4,550
6.5% 3/1/31 (g)	Aaa	6,491	6,463
7% 9/1/21 to 1/1/31	Aaa	307,350	311,495
7.5% 8/1/24 to 2/1/31	Aaa	141,047	144,168
8% 12/1/27 to 8/1/30	Aaa	36,949	38,105
TOTAL FANNIE MAE			948,568
Freddie Mac - 0.6%
6% 10/1/23 to 9/1/25	Aaa	9,332	9,159
7.5% 11/1/16 to 11/1/30	Aaa	57,524	58,914
8% 10/1/27	Aaa	145	150
8.5% 2/1/19 to 8/1/22	Aaa	181	193
TOTAL FREDDIE MAC			68,416
Government National Mortgage Association - 2.3%
6% 10/15/08 to 12/15/10	Aaa	17,158	17,403
6.5% 12/15/07 to 8/15/27	Aaa	102,847	103,691
7% 2/15/28 to 7/15/28	Aaa	43,158	43,846
7.5% 3/15/22 to 8/15/28	Aaa	40,185	41,269
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
8% 4/15/24 to 1/15/31	Aaa	$ 50,071	$ 51,689
8.5% 7/15/30 to 1/15/31	Aaa	13,688	14,193
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			272,091
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,264,442)			1,289,075
Asset-Backed Securities - 0.9%

Airplanes pass through trust 10.875% 3/15/19	Ba2	11,240	7,081
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	9,930	10,026
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	8,150	8,146
CIT Marine Trust 5.8% 4/15/10	Aaa	15,400	15,583
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	868	868
CPS Auto Receivables Trust 6% 8/15/03	Aaa	3,466	3,479
CSXT Trade Receivables Master Trust 6% 7/25/04	Aaa	12,240	12,303
DaimlerChrysler Auto Trust 6.7% 6/8/03	Aaa	14,540	14,740
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	3,415	3,425
6.2% 12/15/02	Aa2	7,380	7,445
6.4% 12/15/02	Aa2	4,070	4,135
7.03% 11/15/03	Aaa	1,945	1,991
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	3,300	3,324
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.2788% 2/5/03 (f)(i)	Baa2	2,308	2,302
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,500	2,622
7.5% 11/15/07	A2	4,350	4,572
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	3,551	3,585
TOTAL ASSET-BACKED SECURITIES (Cost $108,032)			105,627
Collateralized Mortgage Obligations - 0.3%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.1719% 12/29/25 (f)(i)	Ba3	$ 2,101	$ 1,022
U.S. Government Agency - 0.3%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	8,575	8,232
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	6,978	6,654
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	16,732	17,479
TOTAL U.S. GOVERNMENT AGENCY			32,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,264)			33,387
Commercial Mortgage Securities - 1.8%

Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	6,591	6,844
Atherton Franchisee Loan Funding LLP Series 1998-A Class E, 8.25% 5/15/20 (f)	BB	2,047	1,343
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (f)(i)	-	3,280	2,313
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	8,220	8,580
Class B, 7.48% 2/1/08	A	9,885	10,449
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 6.475% 1/10/13 (f)(i)	Baa1	14,600	14,599
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	15,800	15,877
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	11,800	11,560
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	Aa2	10,400	10,998
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Equitable Life Assurance Society of the United States Series 174: - continued
Class C1, 7.52% 5/15/06 (f)	A2	$ 8,000	$ 8,421
Class D1, 7.77% 5/15/06 (f)	Baa2	6,800	7,044
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/1/39 (i)	-	3,800	3,046
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class B, 6.79% 11/18/29	Aa2	24,310	25,108
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.113% 4/15/19 (f)(i)	-	1,471	294
Series 1997-B Class E, 7.8912% 9/15/19 (f)(i)	-	2,307	127
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	BBB-	6,545	6,265
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 14% 6/1/16 (f)(i)	-	4,600	3,582
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (f)	Ba1	1,250	1,173
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)(i)	Baa3	13,588	13,091
LTC Commercial Mortgage pass through certificates Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	8,125	8,059
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 6.9168% 3/17/28 (i)	Baa2	11,800	11,743
Nomura Depositor Trust floater Series 1998-ST1A:
Class B2, 9.6638% 1/15/03 (f)(i)	-	2,975	2,797
Class B2A, 9.6638% 2/15/34 (f)(i)	-	500	470
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (f)	-	750	528
Class L, 7.9% 11/15/26 (f)	-	600	341
Structured Asset Securities Corp. Series 1996-CFL:
Class E, 7.75% 2/25/28	AAA	6,820	6,958
Class G, 7.75% 2/25/28 (f)	BBB	3,700	3,609
Class H, 7.75% 2/25/28 (f)	BB	1,000	713
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	$ 11,530	$ 11,912
Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	11,380	11,158
Class E2, 7.224% 12/15/10 (f)	Baa3	6,760	6,575
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $216,455)			215,577
Foreign Government and Government Agency Obligations (j) - 0.4%

Chilean Republic 6.875% 4/28/09	Baa1	5,000	5,017
Newfoundland Province yankee 11.625% 10/15/07	Baa1	5,750	7,367
Quebec Province 7.5% 9/15/29	A2	10,250	11,227
State of Israel (guaranteed by U.S. Government through Agency for International Development) euro 6.375% 12/19/01	A2	13,265	13,576
United Mexican States:
8.375% 1/14/11	Baa3	7,200	7,092
9.875% 2/1/10	Baa3	7,220	7,743
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $49,777)			52,022
Supranational Obligations - 0.1%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $12,918)	Aaa	13,000	13,564
Floating Rate Loans - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Hotels Restaurants & Leisure - 0.0%
Six Flags Theme Park, Inc. Tranche B term loan 8.4067% 9/30/05 (i)	Ba2	3,800	3,838
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
PRIMEDIA, Inc. Tranche B term loan 7.3825% 7/31/04 (i)	Ba3	$ 2,736	$ 2,740
Telemundo Group, Inc. Tranche B term loan 6.985% 3/31/07 (i)	B1	1,791	1,782
			4,522
TOTAL CONSUMER DISCRETIONARY			8,360
FINANCIALS - 0.0%
Diversified Financials - 0.0%
WCI Capital Corp. Tranche B term loan 11.25% 3/31/07 (i)	B2	5,500	3,575
TOTAL FLOATING RATE LOANS (Cost $13,167)			11,935
Commercial Paper - 0.2%

British Telecom PLC 0% 10/9/01 (i) (Cost $20,139)	20,160	20,282
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 5.22% (c)	699,334,907	699,335
Fidelity Money Market Central Fund, 5.45% (c)	425,013,442	425,013
TOTAL MONEY MARKET FUNDS (Cost $1,124,348)		1,124,348
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.25%, dated 3/30/01 due 4/2/01 (Cost $4,555)	$ 4,557	$ 4,555
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $11,600,960)		11,904,552
NET OTHER ASSETS - 0.7%		85,244
NET ASSETS - 100%		$ 11,989,796
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
355 S&P 500 Stock Index Contracts	June 2001	$ 103,767	$ 202

The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $416,713,000 or 3.5% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,939,000.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 4,835
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	25.4%	AAA, AA, A	21.8%
Baa	6.5%	BBB	6.1%
Ba	3.0%	BB	3.0%
B	5.4%	B	6.0%
Caa	0.8%	CCC	0.5%
Ca, C	0.0%	CC, C	0.1%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.3%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.
Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $11,635,467,000. Net unrealized appreciation aggregated $269,085,000, of which $893,251,000 related to appreciated investment securities and $624,166,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $4,555) (cost $11,600,960) - See accompanying schedule		$ 11,904,552
Cash		1,229
Receivable for investments sold		104,651
Receivable for fund shares sold		8,572
Dividends receivable		5,959
Interest receivable		75,562
Receivable for daily variation on futures contracts		890
Other receivables		53
Total assets		12,101,468
Liabilities
Payable for investments purchased Regular delivery	$ 33,282
Delayed delivery	11,037
Payable for fund shares redeemed	60,601
Accrued management fee	5,377
Other payables and accrued expenses	1,375
Total liabilities		111,672
Net Assets		$ 11,989,796
Net Assets consist of:
Paid in capital		$ 11,516,028
Undistributed net investment income		26,865
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		142,970
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		303,933
Net Assets, for 763,839 shares outstanding		$ 11,989,796
Net Asset Value, offering price and redemption price per share ($11,989,796 ÷ 763,839 shares)		$15.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2001
Investment Income Dividends		$ 33,716
Interest		250,300
Security lending		37
Total income		284,053
Expenses
Management fee	$ 33,984
Transfer agent fees	12,087
Accounting and security lending fees	516
Non-interested trustees' compensation	4
Custodian fees and expenses	146
Registration fees	51
Audit	125
Legal	26
Miscellaneous	38
Total expenses before reductions	46,977
Expense reductions	(2,143)	44,834
Net investment income		239,219
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	257,189
Foreign currency transactions	159
Futures contracts	(167,641)	89,707
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,608,733)
Assets and liabilities in foreign currencies	1
Futures contracts	3,692	(1,605,040)
Net gain (loss)		(1,515,333)
Net increase (decrease) in net assets resulting from operations		$ (1,276,114)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2001	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 239,219	$ 432,535
Net realized gain (loss)	89,707	1,191,181
Change in net unrealized appreciation (depreciation)	(1,605,040)	592,375
Net increase (decrease) in net assets resulting from operations	(1,276,114)	2,216,091
Distributions to shareholders From net investment income	(255,613)	(403,179)
From net realized gain	(947,460)	(501,336)
Total distributions	(1,203,073)	(904,515)
Share transactions Net proceeds from sales of shares	850,235	2,249,442
Reinvestment of distributions	1,170,560	879,726
Cost of shares redeemed	(1,122,262)	(3,093,277)
Net increase (decrease) in net assets resulting from share transactions	898,533	35,891
Total increase (decrease) in net assets	(1,580,654)	1,347,467
Net Assets
Beginning of period	13,570,450	12,222,983
End of period (including undistributed net investment income of $26,865 and $43,259, respectively)	$ 11,989,796	$ 13,570,450
Other Information Shares
Sold	49,042	121,200
Issued in reinvestment of distributions	70,377	48,508
Redeemed	(65,588)	(167,213)
Net increase (decrease)	53,831	2,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2001	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 19.11	$ 17.28	$ 18.24	$ 19.01	$ 16.49	$ 15.47
Income from Invest- ment Operations
Net investment income	.32 D	.61 D	.54 D	.61 D	.59 D	.62
Net realized and unrealized gain (loss)	(2.04)	2.53	2.23	.37	3.35	.96
Total from investment operations	(1.72)	3.14	2.77	.98	3.94	1.58
Less Distributions
From net investment income	(.35)	(.58)	(.56)	(.64)	(.67)	(.56)
From net realized gain	(1.34)	(.73)	(3.17)	(1.11)	(.75)	-
Total distributions	(1.69)	(1.31)	(3.73)	(1.75)	(1.42)	(.56)
Net asset value, end of period	$ 15.70	$ 19.11	$ 17.28	$ 18.24	$ 19.01	$ 16.49
Total Return B, C	(9.43)%	18.73%	16.12%	5.34%	25.15%	10.37%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 11,990	$ 13,570	$ 12,223	$ 11,576	$ 11,866	$ 10,674
Ratio of expenses to average net assets	.73% A	.73%	.75%	.76%	.79%	.95%
Ratio of expenses to average net assets after expense reductions	.70% A, E	.71% E	.73% E	.74% E	.78% E	.93% E
Ratio of net investment income to average net assets	3.72% A	3.32%	3.01%	3.19%	3.39%	3.64%
Portfolio turnover rate	174% A	109%	104%	136%	79%	131%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2001

1. Significant Accounting Policies.

Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock and bond markets. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,040,000 or 0.0% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, the value of these investments amounted to $11,935,000 or 0.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,752,237,000 and $9,702,571,000, respectively, of which U.S. government and government agency obligations aggregated $2,042,443,000 and $2,205,656,000, respectively.

Semiannual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments - continued

The market value of futures contracts opened and closed during the period amounted to $2,737,815,000 and $2,901,121,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .53% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Money Market Central Fund is principally used for the fund's strategic allocation to money market investments. The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements except for distributions

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income. Distributions from the Central Funds to the fund totaled $53,625,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $253,000 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,695,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $19,000 and $429,000, respectively, under these arrangements.

Semiannual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager, (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of March 31, 2001, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended September 30, 2000, and the financial highlights for the six months ended March 31, 2001 and for each of the years in the five year period ended September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager as of March 31, 2001, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended September 30, 2000, and its financial highlights for the six months ended March 31, 2001 and for each of the years in the five year period ended September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 7, 2001

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

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Semiannual Report

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Spartan®

Investment Grade Bond

Fund

Semiannual Report

March 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Despite the Federal Reserve Board's third interest rate cut of 2001, equities continued to slump through the end of March, as the correction that began in the technology and telecommunications sectors spread to other segments of the market. The S&P 500® suffered its worst quarterly loss since the third quarter of 1990. Investment-grade bonds were a welcome sanctuary from the turbulence; corporate bonds in particular had a strong quarter.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended March 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan ® Inv. Grade Bond	7.29%	12.31%	41.88%	83.95%
LB Aggregate Bond	7.37%	12.53%	43.43%	77.40%
Intermediate Investment Grade Debt Funds Average	6.87%	11.21%	37.78%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 300 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Past 5 years	Life of fund
Spartan Inv. Grade Bond	12.31%	7.25%	7.43%
LB Aggregate Bond	12.53%	7.48%	6.98%
Intermediate Investment Grade Debt Funds Average	11.21%	6.61%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Investment Grade Bond Fund on October 1, 1992, when the fund started. As the chart shows, by March 31, 2001, the value of the investment would have grown to $18,395 - a 83.95% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $17,740 - a 77.40% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended March 31,	Years ended September 30,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.39%	6.73%	5.83%	6.56%	6.72%	6.33%
Capital returns	3.90%	-0.10%	-5.73%	4.39%	2.71%	-1.87%
Total returns	7.29%	6.63%	0.10%	10.95%	9.43%	4.46%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended March 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.51¢	32.96¢	65.27¢
Annualized dividend rate	6.24%	6.48%	6.51%
30-day annualized yield	6.10%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.40 over the past one month, $10.20 over the past six months and $10.03 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the periods shown, the yield would have been 5.95%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The combination of slower economic growth, lower interest rates and continued equity market weakness caused investors to favor investment-grade bonds during the six-month period ending March 31, 2001. The Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 7.37% during this time frame. Most higher-yielding spread sector securities - namely government agency issues and corporate bonds - reacted positively to the lower interest-rate environment created by the Federal Reserve Board. Despite record levels of issuance, corporate bonds performed well as demand for this new issuance remained strong. The Lehman Brothers Credit Bond Index rose 7.78%. An improved political backdrop and new subordinated deals from Fannie Mae and Freddie Mac - two government-sponsored enterprises - helped tighten spreads and enhance the outlook for government agencies, whose performance led all other bond categories. The Lehman Brothers U.S. Agency Index returned 7.97%. Mortgage bonds were the only spread sector that trailed comparable duration Treasuries, as declining interest rates increased the risk of prepayment activity and the possibility of increased refinancing. Still, the Lehman Brothers Mortgage-Backed Securities Index returned 6.72%. Supported by the continued weak performance of equities, a relatively strong dollar and the Treasury Department's debt buyback program, the Lehman Brothers Treasury Index rose 7.49% during the period.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Spartan Investment Grade Bond Fund

Q. How did the fund perform, Kevin?

A. For the six months that ended March 31, 2001, the fund returned 7.29%, topping the intermediate investment grade debt funds average tracked by Lipper Inc., which returned 6.87%. The Lehman Brothers Aggregate Bond Index returned 7.37% during the same period.

Q. What drove fund performance during the six-month period?

A. Falling interest rates and the subsequent steepening of the yield curve provided a favorable backdrop for the fund, which generated the most value by way of its positioning in corporate bonds. Timely trading was one of the keys for us, as we managed to capitalize on the dramatic ups and downs that guided the corporate market during the period. Corporate yield spreads came under pressure during the fourth quarter of 2000 - hitting the widest levels seen in over a decade - due to deteriorating credit conditions, slumping stock prices and growing supply pressures. Sensing that the selling was overdone, I took the opportunity to pick up some good values, bringing the corporate weighting in the fund to around 34% at year-end from about 24% at the beginning of the period. In January, investors anticipated a V-shaped recovery in the economy - where it would snap back quickly and completely - as aggressive Federal Reserve Board action in the form of two half-point interest-rate cuts sparked one of the largest one-month tightening moves ever. We benefited from selling into this rally, particularly from within the telecommunications sector, which had suffered the most during the downturn in the fourth quarter of 2000. Then, in February, when telecom fell back out of favor due to further earnings weakness and negative ratings action, we bought back some beaten-up issues - mostly of the European variety - which have since stabilized.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. You mentioned there were other keys to your corporate bond strategy . . .

A. Diversification was invaluable to us during the period. Given the rapid deterioration of market fundamentals in response to a sharply decelerating economy, even the best credit analysis was unable to fully insulate portfolios from companies that experienced sudden, severe credit problems. The only effective defense against negative event risk proved to be a highly diverse portfolio. Although we had a handful of bonds that performed poorly during the period, our positions were quite small, and this helped limit our downside. This stance also helped us secure an edge over our Lipper peers, which generally took more credit hits than we did. Relative to the Lehman Brothers index, we benefited from avoiding much of the meltdown in the technology space, as well as from the California utility debacle. Reducing a long-standing overweighting in energy - a posture that had worked out well for us in recent years - also proved wise, as softening global demand spelled trouble for many of these issues. Tactical allocations to high-quality issuers within media and finance further aided relative performance. Of particular note was our stake in top-tier European bank issues, which recovered nicely late in the period from deeply depressed levels. In hindsight, I wish I had owned more retailers, which were among the period's best performers.

Q. How did some of your other moves play out for the fund?

A. The fund's positioning in Treasuries had a positive impact on performance. Even though we were underweighted relative to the index during the period, we managed to gain ground by way of security selection. I also executed some fairly successful trading strategies that capitalized on dramatic changes in the shape of the Treasury yield curve. On the downside, the fund's mortgage holdings were a slight drag on performance. For much of the period, my strategy of focusing on discount mortgages paid off nicely for the fund. However, declining mortgage rates in 2001 led to increased prepayment risk, a big negative in a market where the average bond now trades at a premium, or above face value. Underweighting agencies also slightly hampered fund returns, as the sector responded to a better political climate surrounding issuers Fannie Mae and Freddie Mac, which recovered some of their dramatic spread widening from early in 2000.

Q. What's your outlook?

A. It's still a minefield out there among corporates and mortgages - in terms of credit events and prepayment risk - and the challenge going forward will be to avoid stepping on them. That said, I feel there's still good value in non-Treasury markets, especially in the corporate segment where bonds remain historically cheap. Given that investors are currently paid handsomely for taking on additional risk, I plan to maintain a modest overweighting in corporate bonds within a broadly diversified portfolio - focusing on the more defensive sectors and adding to the fund's positions while valuations appear attractive.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income

Fund number: 448

Trading symbol: FSIBX

Start date: October 1, 1992

Size: as of March 31, 2001, more than $1.9 billion

Manager: Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1993

3

Kevin Grant on the value of bonds in today's investment equation:

"Diversification, when done properly, includes some equities, some bonds and some cash. Most people think of diversification as simply equities plus cash. The problem with that approach is that when equities are going through a rough patch, the yield on cash tends to decline. If you have no bonds in the equation, you've got nothing that's appreciating when equities are correcting. The point of diversification is to shoot for an equation of equities plus bonds, which is an effective diversified portfolio structure due to their offsetting risks.

"Take the past six months, for example. During this period of time, the return on money market instruments was far less than that of most bonds and, of course, the return on equities was negative. Here, the recipe of stocks and cash alone was wholly ineffective.

"Just because bonds have had a nice run during the past year doesn't mean that the streak is over. Even though I think the big returns in Treasuries are behind us, the asset class now represents an even smaller share - around 25% - of the overall investment-grade bond market. With a bulk of the market trading at decade-high spread levels, the odds of seeing reasonably attractive fixed-income returns from here remain quite good even if Treasury yields were to stay put."

Semiannual Report

Investment Changes

Quality Diversification as of March 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	53.0	65.9
Aa	4.5	1.2
A	12.9	9.7
Baa	20.0	17.6
Ba and Below	0.4	0.2
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of March 31, 2001
6 months ago
Years	8.7	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of March 31, 2001
6 months ago
Years	4.8	4.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2001 *		As of September 30, 2000 **
	Corporate Bonds 34.4%		Corporate Bonds 24.2%
	U.S. Government and Government Agency Obligations 50.7%		U.S. Government and Government Agency Obligations 60.9%
	Asset-Backed Securities 2.2%		Asset-Backed Securities 2.2%
	CMOs and Other Mortgage Related Securities 4.1%		CMOs and Other Mortgage Related Securities 2.9%
	Other Investments 2.8%		Other Investments 3.1%
	Short-Term Investments and Net Other Assets 5.8%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	9.6%	** Foreign investments	7.1%

Semiannual Report

Investments March 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.4%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.9%
Hotels Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	$ 3,500	$ 3,613
Media - 2.3%
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	7,750	7,807
Continental Cablevision, Inc. 8.3% 5/15/06	A3	1,775	1,917
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	9,800	8,686
News America Holdings, Inc. 8% 10/17/16	Baa3	6,000	6,047
News America, Inc.:
7.125% 4/8/28	Baa3	9,300	8,164
7.3% 4/30/28	Baa3	5,000	4,482
TCI Communications, Inc. 9.8% 2/1/12	A3	4,700	5,633
TCI Communications Financing III 9.65% 3/31/27	A3	2,500	2,798
Time Warner Entertainment Co. LP:
8.875% 10/1/12	Baa1	750	877
10.15% 5/1/12	Baa1	500	630
			47,041
Multiline Retail - 0.4%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	2,000	2,033
8.5% 6/15/03	Baa1	2,275	2,405
Kmart Corp. 9.375% 2/1/06	Baa3	3,500	3,500
			7,938
TOTAL CONSUMER DISCRETIONARY			58,592
CONSUMER STAPLES - 1.5%
Food Products - 0.5%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	2,040	2,119
Kellogg Co.:
6.6% 4/1/11 (c)	Baa2	4,300	4,306
7.45% 4/1/31 (c)	Baa2	3,500	3,512
			9,937
Household Products - 0.2%
Fort James Corp.:
6.5% 9/15/02	Baa3	4,000	3,976
6.625% 9/15/04	Baa3	595	574
			4,550
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.8%
Philip Morris Companies, Inc. 7% 7/15/05	A2	$ 3,600	$ 3,737
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	12,200	12,207
			15,944
TOTAL CONSUMER STAPLES			30,431
ENERGY - 1.0%
Oil & Gas - 1.0%
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	6,000	6,428
Oryx Energy Co.:
8.125% 10/15/05	Baa1	4,640	5,003
8.375% 7/15/04	Baa1	5,000	5,364
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	3,435	3,592
			20,387
FINANCIALS - 17.1%
Banks - 5.0%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	5,750	5,808
Banc One Corp. 7.25% 8/1/02	A1	2,000	2,056
Bank of America Corp. 7.8% 2/15/10	Aa3	6,100	6,559
Bank of Montreal 6.1% 9/15/05	A1	3,000	3,004
Bank One Capital III 8.75% 9/1/30	Aa3	3,400	3,626
Bank One Corp. 7.875% 8/1/10	A1	7,250	7,859
BankBoston Corp. 6.625% 2/1/04	A3	370	379
Barclays Bank PLC:
8.55% 9/29/49 (b)(c)	Aa2	6,430	7,046
yankee 5.95% 7/15/01	A1	4,450	4,461
Capital One Bank 6.375% 2/15/03	Baa2	2,000	1,979
First Union Corp. 7.55% 8/18/05	A1	3,050	3,234
First Union National Bank, North Carolina 7.8% 8/18/10	A1	5,000	5,363
FleetBoston Financial Corp. 7.25% 9/15/05	A2	4,730	5,008
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250	258
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	430	450
Korea Development Bank:
6.625% 11/21/03	Baa2	2,775	2,786
7.125% 4/22/04	Baa2	1,710	1,732
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Korea Development Bank: - continued
7.375% 9/17/04	Baa2	$ 3,060	$ 3,128
Long Island Savings Bank FSB 6.2% 4/2/01	Baa3	1,550	1,550
MBNA Corp.:
6.34% 6/2/03	Baa2	800	794
6.875% 11/15/02	Baa2	3,600	3,671
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	3,000	3,071
Providian National Bank:
6.25% 5/7/01	Baa3	5,590	5,589
6.75% 3/15/02	Baa3	2,160	2,180
Royal Bank of Scotland Group PLC 9.118% 3/31/49	A1	3,050	3,450
Summit Bancorp 8.625% 12/10/02	A3	1,000	1,051
Union Planters Corp.:
6.75% 11/1/05	Baa2	1,200	1,196
7.75% 3/1/11	Baa2	10,000	10,255
Union Planters National Bank 6.81% 8/20/01	A3	1,000	1,005
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	2,200	2,394
			100,942
Diversified Financials - 10.0%
Amvescap PLC yankee:
6.375% 5/15/03	A2	1,500	1,514
6.6% 5/15/05	A2	7,750	7,841
Associates Corp. of North America 6% 7/15/05	Aa3	5,000	5,058
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	12,620	12,982
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	2,500	2,678
Capital One Financial Corp. 7.125% 8/1/08	Baa3	2,900	2,624
CIT Group, Inc. 5.5% 2/15/04	A1	980	965
Citigroup, Inc. 7.25% 10/1/10	Aa3	8,100	8,537
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	575	579
ERP Operating LP:
6.55% 11/15/01	A3	1,000	1,008
7.1% 6/23/04	A3	4,000	4,121
Ford Motor Credit Co.:
6.875% 2/1/06	A2	12,200	12,507
7.375% 2/1/11	A2	1,750	1,812
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Ford Motor Credit Co.: - continued
7.5% 3/15/05	A2	$ 8,000	$ 8,353
7.875% 6/15/10	A2	2,210	2,368
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	6,400	6,498
7.5% 7/15/05	A2	4,000	4,200
7.625% 6/15/04	A2	5,400	5,680
7.75% 1/19/10	A2	3,700	3,926
Household Finance Corp. 6.5% 1/24/06	A2	3,200	3,296
HSBC Capital Funding LP:
9.547% 12/31/49 (b)(c)	A1	6,800	7,802
10.176% 12/31/49 (b)(c)	A1	2,775	3,375
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	6,800	7,268
Mellon Funding Corp. 7.5% 6/15/05	A1	1,500	1,606
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	6,400	6,496
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A1	1,850	1,893
Qwest Capital Funding, Inc.:
7.75% 8/15/06 (c)	Baa1	3,700	3,914
7.75% 2/15/31 (c)	Baa1	12,000	12,209
7.9% 8/15/10 (c)	Baa1	3,100	3,293
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	4,550	4,598
Spieker Properties LP:
6.8% 5/1/04	Baa2	5,250	5,336
6.9% 1/15/04	Baa2	1,650	1,681
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	2,800	2,762
5.875% 5/1/04	Baa1	290	283
6.875% 11/15/28	Baa1	11,710	9,953
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	1,385	1,395
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	8,000	8,032
6.75% 5/15/09	Baa1	4,200	3,966
U.S. West Capital Funding, Inc. 6.5% 11/15/18	Baa1	1,450	1,288
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	4,400	4,855
Unicredito Italiano Capital Trust II 9.2% 10/29/49 (b)(c)	A1	6,050	6,539
Unilever Capital Corp. 6.875% 11/1/05	A1	4,000	4,206
			199,297
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.1%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	$ 1,750	$ 1,826
Real Estate - 2.0%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	2,280	2,300
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	1,100	1,096
Duke Realty LP 7.3% 6/30/03	Baa1	4,000	4,121
EOP Operating LP:
6.5% 1/15/04	Baa1	4,040	4,099
6.625% 2/15/05	Baa1	10,010	10,165
6.75% 2/15/08	Baa1	6,270	6,224
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	7,300	7,444
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	3,150	3,254
ProLogis Trust 6.7% 4/15/04	Baa1	970	977
			39,680
TOTAL FINANCIALS			341,745
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.1%
Raytheon Co. 7.9% 3/1/03	Baa2	1,420	1,471
Airlines - 0.4%
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	348	353
Class C2, 7.434% 3/15/06	Baa1	995	1,013
Delta Air Lines, Inc.:
Series 1992 A, equipment trust certificate 8.54% 1/2/07	Baa1	2,092	2,144
Series 2000 1:
Class A2, 7.57% 11/18/10	Aa2	1,305	1,404
Class B, 7.92% 11/18/10	Aa3	1,300	1,400
United Air Lines, Inc. 10.25% 7/15/21	Baa3	1,000	997
			7,311
Electrical Equipment - 0.5%
Comdisco, Inc.:
5.95% 4/30/02	Baa2	4,200	3,549
6.375% 11/30/01	Baa2	6,000	5,700
7.25% 9/1/02	Baa2	1,000	840
			10,089
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.7%
Tyco International Group SA:
yankee 6.875% 1/15/29	Baa1	$ 5,000	$ 4,652
yankee 6.75% 2/15/11	Baa1	9,200	9,243
			13,895
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	10,000	10,184
Norfolk Southern Corp.:
7.05% 5/1/37	Baa1	2,510	2,574
7.25% 2/15/31	Baa1	7,400	7,171
			19,929
TOTAL INDUSTRIALS			52,695
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.5%
Motorola, Inc. 6.75% 2/1/06	A2	9,610	9,382
Computers & Peripherals - 0.3%
Comdisco, Inc. 7.23% 8/16/01	Baa2	7,000	6,650
TOTAL INFORMATION TECHNOLOGY			16,032
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 4.2%
AT&T Corp. 6.5% 3/15/29	A2	7,885	6,661
British Telecommunications PLC 7.625% 12/15/05	A2	7,800	8,063
Cable & Wireless Optus Finance Property Ltd.:
8% 6/22/10 (c)	Baa1	6,600	7,315
8.125% 6/15/09 (c)	Baa1	4,000	4,409
France Telecom SA:
7.2% 3/1/06 (c)	A3	15,000	15,241
8.5% 3/1/31 (c)	A3	13,100	13,083
GTE Corp. 7.83% 5/1/23	A2	1,000	988
Koninklijke KPN NV 8.375% 10/1/30	Baa2	4,000	3,535
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	3,075	3,009
Telefonica Europe BV 8.25% 9/15/30	A2	1,475	1,538
Telefonos de Mexico SA de CV 8.25% 1/26/06 (c)	Baa3	6,400	6,416
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	$ 7,350	$ 7,298
7.7% 7/20/29	Baa1	6,106	5,964
			83,520
Wireless Telecommunication Services - 1.3%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (c)	Baa2	26,000	25,936
TOTAL TELECOMMUNICATION SERVICES			109,456
UTILITIES - 2.9%
Electric Utilities - 2.1%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	3,200	3,019
7.05% 12/11/07 (c)	Baa2	6,000	5,822
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	1,200	1,325
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	2,000	2,034
Florida Power & Light Co. 6.875% 12/1/05	Aa3	5,830	6,081
Hydro-Quebec yankee 8% 2/1/13	A2	250	287
Illinois Power Co. 7.5% 6/15/09	Baa1	4,800	4,952
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (c)	A3	4,445	3,962
yankee 7.25% 12/15/06 (c)	A3	1,000	1,018
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	5,100	5,400
7.875% 11/15/10	Baa2	5,940	6,401
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,065	1,025
			41,326
Gas Utilities - 0.8%
KeySpan Corp.:
7.25% 11/15/05	A3	3,390	3,596
7.625% 11/15/10	A3	2,500	2,721
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	5,200	5,147
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - continued
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa1	$ 3,000	$ 3,127
Sempra Energy 7.95% 3/1/10	A2	1,650	1,667
			16,258
TOTAL UTILITIES			57,584
TOTAL NONCONVERTIBLE BONDS (Cost $671,350)			686,922
U.S. Government and Government Agency Obligations - 13.5%

U.S. Government Agency Obligations - 4.6%
Fannie Mae:
6% 12/15/05	Aaa	5,145	5,325
6.25% 2/1/11	Aa2	3,210	3,266
6.625% 11/15/10	Aaa	4,155	4,421
7.125% 6/15/10	Aaa	6,070	6,672
7.25% 1/15/10	Aaa	14,600	16,138
7.25% 5/15/30	Aaa	8,655	9,760
Federal Home Loan Bank 5% 2/28/03	Aaa	9,370	9,429
Financing Corp. - coupon STRIPS 0% 3/26/04	Aaa	5,606	4,828
Freddie Mac:
5.875% 3/21/11	Aa2	15,425	15,259
6.75% 3/15/31	Aaa	11,345	12,047
6.875% 1/15/05	Aaa	4,020	4,268
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			91,413
U.S. Treasury Obligations - 8.9%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	28,960	31,100
6.25% 5/15/30	Aaa	6,000	6,592
8.75% 5/15/17	Aaa	6,220	8,345
11.25% 2/15/15	Aaa	34,700	54,376
12% 8/15/13	Aaa	14,580	20,751
14% 11/15/11	Aaa	1,170	1,688
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
5.75% 11/15/05	Aaa	$ 3,200	$ 3,357
6.5% 5/31/02	Aaa	49,890	51,176
TOTAL U.S. TREASURY OBLIGATIONS			177,385
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $264,504)			268,798
U.S. Government Agency - Mortgage Securities - 37.2%

Fannie Mae - 34.3%
5.5% 1/1/09 to 4/1/11	Aaa	9,696	9,548
6% 4/1/13 to 4/16/31	Aaa	87,616	85,618
6.5% 12/1/25 to 4/1/31	Aaa	368,580	367,505
6.5% 3/1/31 (d)	Aaa	4,500	4,480
7% 3/1/23 to 2/1/31	Aaa	120,860	122,405
7.5% 7/1/25 to 2/1/31	Aaa	83,112	84,992
8% 7/1/13 to 5/1/28	Aaa	9,107	9,417
9.5% 4/1/17 to 12/1/18	Aaa	538	575
TOTAL FANNIE MAE			684,540
Freddie Mac - 0.1%
8.5% 5/1/25 to 8/1/27	Aaa	2,752	2,899
Government National Mortgage Association - 2.8%
6% 10/15/08 to 4/1/31	Aaa	6,026	5,988
6.5% 10/15/27 to 3/15/31	Aaa	19,360	19,332
7% 10/15/27	Aaa	220	224
7.5% 12/15/05 to 10/15/27	Aaa	9,089	9,349
8.5% 4/1/31	Aaa	20,000	20,731
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			55,624
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $734,286)			743,063
Asset-Backed Securities - 2.2%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
American Express Credit Account Master Trust 6.1% 12/15/06	A1	$ 2,600	$ 2,650
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	1,760	1,759
Discover Card Master Trust I 5.85% 11/16/04	A2	4,000	4,048
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	1,775	1,780
6.2% 12/15/02	Aa2	1,790	1,806
6.4% 12/15/02	Aa2	1,020	1,036
7.03% 11/15/03	Aaa	424	434
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	13,400	13,496
Key Auto Finance Trust:
6.3% 10/15/03	A2	116	117
6.65% 10/15/03	Baa3	75	76
Premier Auto Trust 5.59% 2/9/04	Aaa	10,000	10,100
Sears Credit Account Master Trust II 6.75% 9/16/09	Aaa	6,300	6,607
TOTAL ASSET-BACKED SECURITIES (Cost $43,105)			43,909
Collateralized Mortgage Obligations - 0.5%

U.S. Government Agency - 0.5%
Freddie Mac REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23 (Cost $9,669)	Aaa	10,000	10,169
Commercial Mortgage Securities - 2.3%

Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	5,789	5,851
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 6.125% 1/10/13 (c)(e)	Aa1	3,800	3,800
Class E, 6.475% 1/10/13 (c)(e)	Baa1	5,260	5,260
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	3,100	3,324
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	2,200	2,211
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	$ 8,000	$ 8,608
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	Aa2	1,000	1,058
Class C1, 7.52% 5/15/06 (c)	A2	1,000	1,053
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 12/1/15	Aaa	6,000	6,236
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (c)(e)	Baa3	2,000	1,927
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	7,000	7,232
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $45,062)			46,560
Complex Mortgage Securities - 1.3%

Interest Only - 0.2%
Fannie Mae Stripped Mortgage Backed Securities Series 310 Class 2, 7% 12/1/30	Aaa	25,457	4,558
Principal Only - 1.1%
Fannie Mae Stripped Mortgage Backed Securities Series 310 Class 1, 0% 12/1/30	Aaa	25,457	21,217
TOTAL COMPLEX MORTGAGE SECURITIES (Cost $25,762)			25,775
Foreign Government and Government Agency Obligations (f) - 2.4%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New Brunswick Province yankee 7.625% 2/15/13	A1	$ 500	$ 577
Ontario Province:
6% 2/21/06	Aa3	4,600	4,731
7% 8/4/05	Aa3	2,000	2,133
Quebec Province:
yankee:
7.125% 2/9/24	A2	480	500
7.5% 7/15/23	A2	15,480	16,810
7% 1/30/07	A2	4,000	4,266
Saskatchewan Province yankee 8.5% 7/15/22	A1	300	354
United Mexican States:
8.375% 1/14/11	Baa3	10,000	9,850
8.5% 2/1/06	Baa3	3,325	3,400
9.875% 2/1/10	Baa3	5,930	6,360
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,750)			48,981
Supranational Obligations - 0.4%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $7,948)	Aaa	8,000	8,347
Cash Equivalents - 9.6%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 5.42%, dated 3/30/01 due 4/2/01 (Cost $190,831)	$ 190,917	190,831
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $2,041,267)		2,073,355
NET OTHER ASSETS - (3.8)%		(75,486)
NET ASSETS - 100%		$ 1,997,869
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $171,837,000 or 8.6% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	70.3%	AAA, AA, A	66.1%
Baa	20.0%	BBB	18.3%
Ba	0.4%	BB	1.6%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,041,332,000. Net unrealized appreciation aggregated $32,023,000, of which $40,091,000 related to appreciated investment securities and $8,068,000 related to depreciated investment securities.

At September 30, 2000, the fund had a capital loss carryforward of approximately $12,553,000 all of which will expire on September 30, 2008.
The fund intends to elect to defer to its fiscal year ending September 30, 2001 approximately $20,215,000 of losses recognized during the period November 1, 1999 to September 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $190,831) (cost $2,041,267) - See accompanying schedule		$ 2,073,355
Cash		1
Receivable for investments sold		59,769
Receivable for fund shares sold		3,877
Interest receivable		19,922
Total assets		2,156,924
Liabilities
Payable for investments purchased Regular delivery	$ 151,105
Delayed delivery	4,481
Payable for fund shares redeemed	1,619
Distributions payable	1,005
Accrued management fee	839
Other payables and accrued expenses	6
Total liabilities		159,055
Net Assets		$ 1,997,869
Net Assets consist of:
Paid in capital		$ 1,977,766
Distributions in excess of net investment income		(444)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,541)
Net unrealized appreciation (depreciation) on investments		32,088
Net Assets, for 192,334 shares outstanding		$ 1,997,869
Net Asset Value, offering price and redemption price per share ($1,997,869 ÷ 192,334 shares)		$10.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2001 (Unaudited)
Investment Income Interest		$ 65,479
Security lending		20
Total income		65,499
Expenses
Management fee	$ 5,744
Non-interested trustees' compensation	4
Total expenses before reductions	5,748
Expense reductions	(966)	4,782
Net investment income		60,717
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		22,039
Change in net unrealized appreciation (depreciation) on:
Investment securities	51,680
Delayed delivery commitments	17	51,697
Net gain (loss)		73,736
Net increase (decrease) in net assets resulting from operations		$ 134,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2001 (Unaudited)	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 60,717	$ 107,354
Net realized gain (loss)	22,039	(21,054)
Change in net unrealized appreciation (depreciation)	51,697	23,968
Net increase (decrease) in net assets resulting from operations	134,453	110,268
Distributions to shareholders From net investment income	(61,891)	(108,036)
Share transactions Net proceeds from sales of shares	465,777	660,195
Reinvestment of distributions	55,838	96,721
Cost of shares redeemed	(431,058)	(561,952)
Net increase (decrease) in net assets resulting from share transactions	90,557	194,964
Total increase (decrease) in net assets	163,119	197,196
Net Assets
Beginning of period	1,834,750	1,637,554
End of period (including under (over) distribution of net investment income of $(444) and $730, respectively)	$ 1,997,869	$ 1,834,750
Other Information Shares
Sold	45,397	66,969
Issued in reinvestment of distributions	5,452	9,802
Redeemed	(42,021)	(56,927)
Net increase (decrease)	8,828	19,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2001	Years ended September 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.000	$ 10.010	$ 10.700	$ 10.250	$ 9.980	$ 10.170
Income from Investment Operations Net investment income	.323 D	.640 D	.620 D	.634 D	.640 D	.655
Net realized and unrealized gain (loss)	.397	(.005)	(.610)	.453	.273	(.211)
Total from investment operations	.720	.635	.010	1.087	.913	.444
Less Distributions
From net investment income	(.330)	(.645)	(.620)	(.637)	(.643)	(.634)
From net realized gain	-	-	(.022)	-	-	-
In excess of net realized gain	-	-	(.058)	-	-	-
Total distributions	(.330)	(.645)	(.700)	(.637)	(.643)	(.634)
Net asset value, end of period	$ 10.390	$ 10.000	$ 10.010	$ 10.700	$ 10.250	$ 9.980
Total Return B, C	7.29%	6.63%	0.10%	10.95%	9.43%	4.46%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,998	$ 1,835	$ 1,638	$ 1,220	$ 551	$ 344
Ratio of expenses to average net assets	.50% A, E	.50% E	.47% E	.38% E	.48% E	.65%
Ratio of net investment income to average net assets	6.36% A	6.50%	6.04%	6.11%	6.36%	6.35%
Portfolio turnover rate	205% A	122%	148%	222%	194%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Steet Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales, futures transactions and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,918,783,000 and $1,841,657,000, respectively, of which U.S. government and government agency obligations aggregated $1,383,986,000 and $1,528,077,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $ 97,351,000. The weighted average interest rate was 6.10%. Interest earned from the interfund lending program amounted to $17,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above an annual rate of .50% of average net assets. For the period, the reimbursement reduced the expenses by $956,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $10,000 under these arrangements.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Kevin E. Grant, Vice President

David L. Murphy, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2001 & 2003

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